UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2018

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity® MSCI Consumer Discretionary Index ETF

April 30, 2018

T01-QTLY-0618

1.9584802.104

Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AUTO COMPONENTS – 2.9%
Auto Parts & Equipment – 2.7%
Adient PLC	12,375	$758,464
American Axle & Manufacturing Holdings, Inc. (a)	13,197	202,442
Aptiv PLC	35,230	2,979,753
Autoliv, Inc.	11,515	1,543,586
BorgWarner, Inc.	28,006	1,370,614
Cooper-Standard Holding, Inc. (a)	2,316	286,721
Dana, Inc.	19,257	456,969
Delphi Technologies PLC	11,826	572,497
Dorman Products, Inc. (a)	4,029	258,903
Fox Factory Holding Corp. (a)	4,787	159,168
Gentex Corp.	37,679	856,820
Gentherm, Inc. (a)	4,918	166,228
LCI Industries	3,330	317,349
Lear Corp.	8,948	1,673,008
Modine Manufacturing Co. (a)	6,635	114,122
Motorcar Parts of America, Inc. (a)	2,641	50,285
Standard Motor Products, Inc.	2,664	120,812
Stoneridge, Inc. (a)	3,536	93,103
Superior Industries International, Inc.	3,063	40,278
Tenneco, Inc.	6,861	306,618
Tower International, Inc.	2,660	78,470
Visteon Corp. (a)	4,109	511,324

		12,917,534

Tires & Rubber – 0.2%
Cooper Tire & Rubber Co.	6,883	168,289
The Goodyear Tire & Rubber Co.	32,584	818,184

		986,473

TOTAL AUTO COMPONENTS		13,904,007

AUTOMOBILES – 4.0%
Automobile Manufacturers – 3.8%
Ford Motor Co.	491,600	5,525,584
General Motors Co.	169,541	6,228,936
Tesla Motors, Inc. (a)	17,835	5,241,707
Thor Industries, Inc.	7,005	743,511
Winnebago Industries, Inc.	3,980	150,842

		17,890,580

Motorcycle Manufacturers – 0.2%
Harley-Davidson, Inc.	22,264	915,718

TOTAL AUTOMOBILES		18,806,298

DISTRIBUTORS – 0.8%
Distributors – 0.8%
Core-Mark Holding Co., Inc.	6,164	127,040
Genuine Parts Co.	19,465	1,719,149
LKQ Corp. (a)	41,030	1,272,751
Pool Corp.	5,339	741,106

TOTAL DISTRIBUTORS		3,860,046

	Shares	Value
DIVERSIFIED CONSUMER SERVICES – 1.3%
Education Services – 0.6%
Adtalem Global Education, Inc.	7,638	$363,569
American Public Education, Inc. (a)	2,143	86,363
Bright Horizons Family Solutions, Inc. (a)	7,350	697,368
Capella Education Co.	1,523	139,735
Career Education Corp. (a)	8,730	113,228
Chegg, Inc. (a)	12,252	284,369
Graham Holdings Co. Class B	604	364,242
Grand Canyon Education, Inc. (a)	6,053	629,451
Houghton Mifflin Harcourt Co. (a)	14,046	95,513
K12, Inc. (a)	4,752	72,706
Laureate Education, Inc. Class A (a)	6,532	92,232
Strayer Education, Inc.	1,337	140,478

		3,079,254

Specialized Consumer Services – 0.7%
Carriage Services, Inc.	1,904	49,561
H&R Block, Inc.	27,791	768,421
Regis Corp. (a)	4,699	73,399
Service Corp. International	24,920	909,829
ServiceMaster Global Holdings, Inc. (a)	17,950	908,270
Sotheby’s (a)	4,903	258,879
Weight Watchers International, Inc. (a)	3,825	267,941

		3,236,300

TOTAL DIVERSIFIED CONSUMER SERVICES		6,315,554

HOTELS, RESTAURANTS & LEISURE – 16.0%
Casinos & Gaming – 2.2%
Boyd Gaming Corp.	11,163	370,723
Caesars Entertainment Corp. (a)	18,788	213,244
Churchill Downs, Inc.	1,622	445,401
Eldorado Resorts, Inc. (a)	6,580	266,490
Golden Entertainment, Inc.	2,433	65,083
Las Vegas Sands Corp.	52,379	3,840,952
MGM Resorts International	60,002	1,885,263
Monarch Casino & Resort, Inc. (a)	1,580	67,403
Penn National Gaming, Inc. (a)	7,483	226,810
Pinnacle Entertainment, Inc. (a)	7,233	232,324
Red Rock Resorts, Inc. Class A	9,134	275,755
Scientific Games Corp. Class A (a)	7,128	379,922
Wynn Resorts Ltd.	12,890	2,399,989

		10,669,359

Hotels, Resorts & Cruise Lines – 4.2%
BBX Capital Corp.	8,969	89,511
Belmond Ltd. Class A (a)	11,504	123,093
Carnival Corp.	46,158	2,910,723
Choice Hotels International, Inc.	4,865	389,443
Extended Stay America, Inc.	25,425	497,822
Hilton Grand Vacations, Inc. (a)	12,816	551,088
Hilton Worldwide Holdings, Inc.	37,861	2,984,961
ILG, Inc.	14,807	505,363
La Quinta Holdings, Inc. (a)	10,837	211,755

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – continued
Lindblad Expeditions Holdings, Inc. (a)	2,995	$32,795
Marriott International, Inc. Class A	41,103	5,617,958
Marriott Vacations Worldwide Corp.	2,993	366,972
Norwegian Cruise Line Holdings Ltd. (a)	28,225	1,509,191
Playa Hotels & Resorts N.V.	7,990	82,297
Royal Caribbean Cruises Ltd.	22,697	2,455,588
Wyndham Worldwide Corp.	13,456	1,536,810

		19,865,370

Leisure Facilities – 0.5%
International Speedway Corp. Class A	3,245	133,370
Planet Fitness, Inc., Class A	11,410	459,709
SeaWorld Entertainment, Inc.	8,900	134,301
Six Flags Entertainment Corp.	9,471	598,946
Speedway Motorsports, Inc.	1,588	28,028
Vail Resorts, Inc.	5,362	1,229,560

		2,583,914

Restaurants – 9.1%
Aramark	32,542	1,216,745
Biglari Holdings, Inc. (a)	140	47,916
BJ’s Restaurants, Inc. (a)	2,385	133,202
Bloomin’ Brands, Inc.	12,068	285,529
Bojangles’, Inc. (a)	2,356	34,751
Brinker International, Inc.	6,157	268,384
Carrols Restaurant Group, Inc. (a)	4,447	45,804
Chipotle Mexican Grill, Inc. (a)	3,375	1,428,739
Chuys Holdings, Inc. (a)	2,195	62,777
Cracker Barrel Old Country Store, Inc.	2,539	417,894
Darden Restaurants, Inc.	16,420	1,524,761
Dave & Buster’s Entertainment, Inc. (a)	5,460	231,995
Del Taco Restaurants, Inc. (a)	4,660	52,006
Denny’s Corp. (a)	8,776	153,668
Dine Brands Global, Inc.	2,253	178,753
Domino’s Pizza, Inc.	5,795	1,400,825
Dunkin’ Brands Group, Inc.	12,008	732,008
El Pollo Loco Holdings, Inc. (a)	3,318	33,180
Fiesta Restaurant Group, Inc. (a)	3,539	74,319
Jack in the Box, Inc.	3,916	351,265
McDonald’s Corp.	105,700	17,698,408
Papa John’s International, Inc.	3,493	216,566
Potbelly Corp. (a)	3,313	39,590
Red Robin Gourmet Burgers, Inc. (a)	1,689	105,309
Ruth’s Hospitality Group, Inc.	3,986	107,024
Shake Shack, Inc. Class A (a)	2,746	130,737
Sonic Corp.	5,291	137,090
Starbucks Corp.	188,651	10,860,638
Texas Roadhouse, Inc. Class A	8,993	576,272
The Cheesecake Factory, Inc.	5,781	300,323
The Habit Restaurants, Inc. Class A (a)	2,810	28,381
Wendy’s Co.	25,641	429,230
Wingstop, Inc. (a)	3,830	187,134

	Shares	Value
Yum! Brands, Inc.	42,426	$3,695,305

		43,186,528

TOTAL HOTELS, RESTAURANTS & LEISURE		76,305,171

HOUSEHOLD DURABLES – 3.9%
Consumer Electronics – 0.2%
Garmin Ltd.	16,133	946,523
GoPro, Inc. Class A (a)	14,255	72,130
Universal Electronics, Inc. (a)	1,884	87,229

		1,105,882

Home Furnishings – 0.7%
Ethan Allen Interiors, Inc.	3,565	78,608
Hooker Furniture Corp.	1,469	55,455
La-Z-Boy, Inc.	6,227	179,338
Leggett & Platt, Inc.	17,520	710,436
Mohawk Industries, Inc. (a)	8,388	1,760,473
Tempur Sealy International, Inc. (a)	6,137	274,631

		3,058,941

Homebuilding – 2.1%
Beazer Homes U.S.A., Inc. (a)	4,263	62,581
Cavco Industries, Inc. (a)	1,145	195,051
Century Communities, Inc. (a)	2,574	79,151
D.R. Horton, Inc.	47,204	2,083,585
Green Brick Partners, Inc. (a)	2,049	20,695
Hovnanian Enterprises, Inc. Class A (a)	16,031	32,222
Installed Building Products, Inc. (a)	2,985	172,234
KB Home	10,348	274,739
Lennar Corp. Class A	37,824	2,000,511
LGI Homes, Inc. (a)	2,482	171,754
M.D.C. Holdings, Inc.	5,566	161,470
M/I Homes, Inc. (a)	3,653	111,343
Meritage Homes Corp. (a)	5,092	226,594
NVR, Inc. (a)	472	1,463,200
PICO Holdings, Inc. (a)	2,042	24,606
PulteGroup, Inc.	35,016	1,063,086
Taylor Morrison Home Corp. Class A (a)	14,650	348,084
Toll Brothers, Inc.	19,991	842,821
TopBuild Corp. (a)	4,693	374,032
TRI Pointe Group, Inc. (a)	19,946	341,276
William Lyon Homes Class A (a)	3,703	99,463

		10,148,498

Household Appliances – 0.4%
Hamilton Beach Brands Holding Co. Class A (a)	701	15,598
Helen of Troy Ltd. (a)	3,621	322,812
iRobot Corp. (a)	3,681	214,823
Whirlpool Corp.	9,537	1,477,758

		2,030,991

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Housewares & Specialties – 0.5%
Newell Brands, Inc.	65,064	$1,797,718
Tupperware Brands Corp.	6,745	300,557

		2,098,275

TOTAL HOUSEHOLD DURABLES		18,442,587

INTERNET & DIRECT MARKETING RETAIL – 25.8%
Internet & Direct Marketing Retail – 17.9%
Amazon.com, Inc. (a)	54,308	85,053,388

Internet Retail – 7.9%
1-800-FLOWERS.com, Inc. Class A (a)	3,527	44,793
Booking Holdings, Inc. (a)	6,466	14,082,948
Duluth Holdings, Inc. Class B (a)	2,583	44,815
Expedia Group, Inc.	16,692	1,921,917
FTD Cos., Inc. (a)	2,293	14,767
Groupon, Inc. Class A (a)	55,476	257,409
Lands’ End, Inc. (a)	1,653	31,985
Liberty Expedia Holdings, Inc. Class A (a)	7,238	295,310
Liberty TripAdvisor Holdings, Inc. Class A (a)	9,393	86,415
Netflix, Inc. (a)	57,376	17,927,705
NutriSystem, Inc.	3,972	115,188
Overstock.com, Inc. (a)	2,166	82,525
PetMed Express, Inc.	2,750	92,015
Qurate Retail Group, Inc. QVC Group Class A	60,363	1,413,098
Shutterfly, Inc. (a)	3,927	317,773
TripAdvisor, Inc. (a)	15,086	564,518
Wayfair, Inc. Class A (a)	5,263	327,885

		37,621,066

TOTAL INTERNET & DIRECT MARKETING RETAIL		122,674,454

LEISURE PRODUCTS – 0.9%
Leisure Products – 0.9%
Acushnet Holdings Corp.	4,429	107,005
American Outdoor Brands Corp. (a)	7,053	77,583
Brunswick Corp.	11,610	695,207
Callaway Golf Co.	12,493	215,629
Hasbro, Inc.	14,856	1,308,665
Mattel, Inc.	45,693	676,256
Nautilus, Inc. (a)	3,965	57,691
Polaris Industries, Inc.	7,863	824,200
Sturm, Ruger & Co., Inc.	2,342	129,395
Vista Outdoor, Inc. (a)	7,706	129,076

TOTAL LEISURE PRODUCTS		4,220,707

MEDIA – 18.9%
Advertising – 0.8%
Clear Channel Outdoor Holding, Inc. Class A	4,030	19,344
Emerald Expositions Events, Inc.	2,369	45,651

	Shares	Value
Interpublic Group of Companies, Inc.	51,594	$1,217,103
MDC Partners, Inc. Class A	7,917	59,773
National CineMedia, Inc.	10,420	59,602
Omnicom Group, Inc.	30,547	2,250,092

		3,651,565

Broadcasting – 1.2%
AMC Networks, Inc. Class A (a)	6,695	348,140
CBS Corp. Class B (non-vtg.)	45,676	2,247,259
Discovery, Inc. Class A (a)	20,472	484,163
Discovery, Inc. Class C (non-vtg.) (a)	40,127	891,622
E.W. Scripps Co. Class A (a)	7,000	77,910
Entercom Communications Corp. Class A	17,172	174,296
Entravision Communications Corp. Class A	9,094	42,287
Gray Television, Inc. (a)	10,592	119,690
Hemisphere Media Group, Inc. (a)	2,272	24,765
Media General, Inc. (a)	7,026	0
Nexstar Media Group, Inc. Class A (b)	5,748	357,813
Sinclair Broadcast Group, Inc. Class A	10,155	287,894
TEGNA, Inc.	27,318	288,751
Tribune Media Co. Class A	10,998	415,614

		5,760,204

Cable & Satellite – 7.5%
Cable One, Inc.	570	362,018
Charter Communications, Inc. Class A (a)	24,729	6,708,730
Comcast Corp. Class A	618,448	19,413,083
DISH Network Corp. Class A (a)	30,261	1,015,257
GCI Liberty, Inc. Class A	12,444	555,002
Liberty Broadband Corp. Class C (a)	14,224	1,008,339
Liberty Global PLC Series A (a)	26,453	797,294
Liberty Global PLC Series C (a)	74,052	2,154,913
Liberty Latin America Ltd. Class A (a)	6,086	111,982
Liberty Latin America Ltd. Class C (a)	15,985	288,689
Liberty Media Corp-Liberty SiriusXM Class A (a)	12,300	513,771
Liberty Media Corp-Liberty SiriusXM Class C (a)	23,775	990,467
Loral Space & Communications Ltd. (a)	1,760	68,376
MSG Networks, Inc. (a)	8,251	169,146
Sirius XM Holdings, Inc.	213,477	1,351,309
WideOpenWest, Inc.	3,514	22,244

		35,530,620

Movies & Entertainment – 8.9%
AMC Entertainment Holdings, Inc. Class A	6,678	116,531
Cinemark Holdings, Inc.	13,940	546,030
IMAX Corp. (a)	7,697	178,570
Liberty Media Corp-Liberty Braves Class A (a)	1,291	28,363
Liberty Media Corp-Liberty Braves Class C (a)	4,581	100,965

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MEDIA – continued
Movies & Entertainment – continued
Liberty Media Corp-Liberty Formula One Class C (a)	26,783	$790,634
Lions Gate Entertainment Corp. Class A	6,978	173,682
Lions Gate Entertainment Corp. Class B (a)	13,606	313,210
Live Nation Entertainment, Inc. (a)	19,242	759,482
Marcus Corp.	2,368	70,566
The Madison Square Garden Co. (a)	2,529	614,598
The Walt Disney Co.	200,254	20,091,484
Time Warner, Inc.	103,234	9,786,583
Twenty-First Century Fox, Inc. Class A	139,814	5,111,600
Twenty-First Century Fox, Inc. Class B	58,186	2,098,769
Viacom, Inc. Class B	46,853	1,413,087
World Wrestling Entertainment, Inc. Class A	4,910	195,369

		42,389,523

Publishing – 0.5%
Gannett Co., Inc.	14,160	136,927
John Wiley & Sons, Inc. Class A	6,059	399,591
Meredith Corp.	5,260	272,468
New Media Investment Group, Inc.	7,091	117,569
News Corp. Class A	50,907	813,494
Scholastic Corp.	3,950	163,530
The New York Times Co. Class A	17,123	401,534
tronc, Inc. (a)	2,029	37,253

		2,342,366

TOTAL MEDIA		89,674,278

MULTILINE RETAIL – 3.3%
Department Stores – 0.8%
Dillard’s, Inc. Class A	1,955	145,745
J.C. Penney Co., Inc. (a)	41,879	121,868
Kohl’s Corp.	22,387	1,390,681
Macy’s, Inc.	40,446	1,256,657
Nordstrom, Inc.	16,606	839,600
Sears Holdings Corp. (a)	3,577	10,695

		3,765,246

General Merchandise Stores – 2.5%
Big Lots, Inc.	5,646	239,673
Dollar General Corp.	36,213	3,495,641
Dollar Tree, Inc. (a)	31,421	3,012,960
Ollie’s Bargain Outlet Holdings, Inc. (a)	6,512	405,046
Target Corp.	68,501	4,973,172

		12,126,492

TOTAL MULTILINE RETAIL		15,891,738

SPECIALTY RETAIL – 16.3%
Apparel Retail – 3.8%
Abercrombie & Fitch Co. Class A	9,118	233,603
American Eagle Outfitters, Inc.	22,275	460,647

	Shares	Value
Ascena Retail Group, Inc. (a)	19,986	$44,369
Burlington Stores, Inc. (a)	9,057	1,230,393
Caleres, Inc.	5,716	187,085
Chico’s FAS, Inc.	17,198	170,776
Citi Trends, Inc.	1,876	57,462
DSW, Inc. Class A	8,649	192,873
Express, Inc. (a)	10,552	82,728
Finish Line, Inc. Class A	3,685	50,005
Foot Locker, Inc.	16,397	706,383
Gap, Inc.	30,898	903,457
Genesco, Inc. (a)	2,697	115,297
Guess?, Inc.	8,199	190,955
L Brands, Inc.	32,040	1,118,516
Ross Stores, Inc.	51,101	4,131,516
Shoe Carnival, Inc.	1,651	40,235
Tailored Brands, Inc.	5,922	186,839
The Buckle, Inc.	3,812	87,867
The Cato Corp. Class A	2,984	48,371
The Children’s Place Retail Stores, Inc.	2,301	293,493
The TJX Companies, Inc.	83,851	7,114,757
Urban Outfitters, Inc. (a)	10,075	405,720
Zumiez, Inc. (a)	2,618	61,261

		18,114,608

Automotive Retail – 2.0%
Advance Auto Parts, Inc.	9,784	1,119,779
Asbury Automotive Group, Inc. (a)	2,458	164,809
AutoNation, Inc. (a)	7,290	336,725
AutoZone, Inc. (a)	3,645	2,276,376
Camping World Holdings, Inc. Class A	4,124	118,070
CarMax, Inc. (a)	24,210	1,513,125
Group 1 Automotive, Inc.	2,669	174,419
Lithia Motors, Inc. Class A	3,170	303,876
Monro, Inc.	4,373	244,669
Murphy USA, Inc. (a)	4,393	274,870
O’Reilly Automotive, Inc. (a)	11,268	2,885,397
Penske Automotive Group, Inc.	5,111	230,506
Sonic Automotive, Inc. Class A	3,335	66,033

		9,708,654

Computer & Electronics Retail – 0.6%
Best Buy Co., Inc.	35,684	2,730,896
Conn’s, Inc. (a)	2,744	69,972
GameStop Corp. Class A	13,394	182,828
Rent-A-Center, Inc.	7,089	71,670

		3,055,366

Home Improvement Retail – 8.0%
Floor & Decor Holdings, Inc.	4,385	243,762
Lowe’s Companies, Inc.	110,184	9,082,467
Lumber Liquidators Holdings, Inc. (a)	3,729	89,757
The Home Depot, Inc.	154,833	28,613,139
Tile Shop Holdings, Inc.	4,447	30,462

		38,059,587

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Homefurnishing Retail – 0.4%
Aarons, Inc. Class A	8,428	$352,038
At Home Group, Inc. (a)	1,980	69,676
Bed Bath & Beyond, Inc.	19,028	332,229
Haverty Furniture Companies, Inc.	2,514	45,629
Pier 1 Imports, Inc.	9,703	21,638
RH (a)	2,544	242,825
Sleep Number Corp. (a)	5,292	149,975
Williams-Sonoma, Inc.	10,673	510,169

		1,724,179

Specialty Stores – 1.5%
Barnes & Noble Education, Inc. (a)	4,992	35,892
Barnes & Noble, Inc.	7,508	41,669
Dick’s Sporting Goods, Inc.	10,967	362,898
Five Below, Inc. (a)	7,296	515,171
GNC Holdings, Inc. Class A	9,096	32,291
Hibbett Sports, Inc. (a)	2,688	73,114
MarineMax, Inc. (a)	3,105	67,068
Office Depot, Inc.	68,792	157,534
Party City Holdings, Inc. (a)	4,636	73,017
Sally Beauty Holdings, Inc. (a)	17,045	294,708
Signet Jewelers Ltd.	7,642	297,121
The Michaels Cos., Inc. (a)	15,700	292,334
Tiffany & Co., Inc.	16,503	1,697,003
Tractor Supply Co.	16,672	1,133,696
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	7,691	1,929,749
Winmark Corp.	341	44,432

		7,047,697

TOTAL SPECIALTY RETAIL		77,710,091

TEXTILES, APPAREL & LUXURY GOODS – 5.8%
Apparel, Accessories & Luxury Goods – 2.9%
Carter’s, Inc.	6,285	630,511
Columbia Sportswear Co.	3,702	307,303
Fossil Group, Inc. (a)	5,976	89,341
G-III Apparel Group Ltd. (a)	5,836	212,956
Hanesbrands, Inc.	48,467	895,186
Iconix Brand Group, Inc. (a)	5,669	4,596
lululemon athletica, Inc. (a)	13,486	1,345,903
Michael Kors Holdings Ltd. (a)	20,192	1,381,537
Movado Group, Inc.	2,105	83,042
Oxford Industries, Inc.	1,987	153,078

	Shares	Value
PVH Corp.	10,277	$1,640,929
Ralph Lauren Corp.	7,341	806,409
Tapestry, Inc.	37,754	2,030,033
Under Armour, Inc. Class A (a)	24,511	435,315
Under Armour, Inc. Class C (a)	24,957	383,090
Vera Bradley, Inc. (a)	2,596	29,542
VF Corp.	44,512	3,599,685

		14,028,456

Footwear – 2.9%
Crocs, Inc. (a)	9,267	146,419
Deckers Outdoor Corp. (a)	4,250	396,355
NIKE, Inc. Class B	173,979	11,898,424
Skechers U.S.A., Inc. Class A (a)	17,801	507,328
Steven Madden Ltd. (a)	7,043	339,825
Wolverine World Wide, Inc.	12,722	381,151

		13,669,502

Textiles – 0.0%
Unifi, Inc. (a)	2,053	60,789

TOTAL TEXTILES, APPAREL & LUXURY GOODS		27,758,747

TOTAL COMMON STOCKS (Cost $439,704,552)		475,563,678

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.56% (c) (Cost $419,381)	419,381	419,381

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $440,123,933)		475,983,059

NET OTHER ASSETS (LIABILITIES) – (0.0%)		(55,239)

NET ASSETS – 100.0%		$475,927,820

Legend

(a)	Non-income producing.

(b)	Level 3 security.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Quarterly Report	6

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$475,563,678	$475,205,865	$—	$357,813
Money Market Funds	419,381	419,381	—	—

Total Investments in Securities:	$475,983,059	$475,625,246	$—	$357,813

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Consumer Staples Index ETF

April 30, 2018

T02-QTLY-0618

1.9584804.104

Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.7%
	Shares	Value
BEVERAGES – 25.0%
Brewers – 0.9%
Molson Coors Brewing Co. Class B	27,892	$1,987,026
The Boston Beer Co., Inc. Class A (a)	1,373	307,758

		2,294,784

Distillers & Vintners – 3.2%
Brown-Forman Corp. Class B	37,696	2,112,484
Constellation Brands, Inc. Class A	25,217	5,878,839
MGP Ingredients, Inc.	1,972	188,898

		8,180,221

Soft Drinks – 20.9%
Coca-Cola Bottling Co. Consolidated	924	155,592
Dr Pepper Snapple Group, Inc.	26,525	3,181,939
Monster Beverage Corp. (a)	57,990	3,189,450
National Beverage Corp.	1,979	174,865
PepsiCo, Inc.	204,238	20,615,784
The Coca-Cola Co.	581,777	25,138,584

		52,456,214

TOTAL BEVERAGES		62,931,219

FOOD & STAPLES RETAILING – 20.5%
Drug Retail – 3.4%
Rite Aid Corp. (a)	170,655	284,994
Walgreens Boots Alliance, Inc.	123,074	8,178,267

		8,463,261

Food Distributors – 2.7%
Performance Food Group Co. (a)	16,024	519,979
SpartanNash Co.	7,173	130,405
Sysco Corp.	72,548	4,537,152
The Andersons, Inc.	4,930	160,964
The Chefs’ Warehouse, Inc. (a)	4,651	112,787
United Natural Foods, Inc. (a)	7,961	358,404
US Foods Holding Corp. (a)	32,018	1,094,375

		6,914,066

Food Retail – 1.9%
Casey’s General Stores, Inc.	5,786	558,928
Ingles Markets, Inc. Class A	2,699	92,441
Smart & Final Stores, Inc. (a)	4,042	20,614
Sprouts Farmers Market, Inc. (a)	19,445	486,708
SUPERVALU, Inc. (a)	7,518	131,640
The Kroger Co.	129,400	3,259,586
Village Super Market, Inc. Class A	1,115	30,328
Weis Markets, Inc.	2,279	104,880

		4,685,125

Hypermarkets & Super Centers – 12.5%
Costco Wholesale Corp.	61,790	12,182,517
PriceSmart, Inc.	3,387	296,701
Walmart, Inc.	214,244	18,952,024

		31,431,242

TOTAL FOOD & STAPLES RETAILING		51,493,694

	Shares	Value
FOOD PRODUCTS – 19.1%
Agricultural Products – 2.9%
Archer-Daniels-Midland Co.	82,062	$3,723,973
Bunge Ltd.	20,842	1,505,418
Darling Ingredients, Inc. (a)	25,463	436,436
Fresh Del Monte Produce, Inc.	5,217	256,415
Ingredion, Inc.	10,677	1,292,878

		7,215,120

Packaged Foods & Meats – 16.2%
B&G Foods, Inc.	10,801	245,723
Calavo Growers, Inc.	2,562	240,059
Cal-Maine Foods, Inc. (a)	4,981	242,575
Campbell Soup Co.	26,882	1,096,248
Conagra Brands, Inc.	60,217	2,232,244
Dean Foods Co.	17,000	146,370
Farmer Bros Co. (a)	2,618	74,220
Flowers Foods, Inc.	28,611	646,895
Freshpet, Inc. (a)	4,718	93,416
General Mills, Inc.	83,406	3,648,178
Hormel Foods Corp.	43,006	1,558,968
Hostess Brands, Inc. (a)	15,618	219,433
J&J Snack Foods Corp.	2,358	324,013
John B Sanfilippo & Son, Inc.	1,769	100,638
Kellogg Co.	38,185	2,249,097
Lamb Weston Holdings, Inc.	20,623	1,347,094
Lancaster Colony Corp.	2,999	376,644
Landec Corp. (a)	6,024	80,119
McCormick & Co., Inc. (non-vtg.)	17,702	1,865,968
Mondelez International, Inc. Class A	218,448	8,628,696
Pinnacle Foods, Inc.	17,760	1,072,704
Post Holdings, Inc. (a)	9,951	791,801
Sanderson Farms, Inc.	3,204	356,157
Seaboard Corp.	49	196,346
Seneca Foods Corp. Class A (a)	927	25,539
The Hain Celestial Group, Inc. (a)	14,452	420,987
The Hershey Co.	21,051	1,935,429
The JM Smucker Co.	16,775	1,913,692
The Kraft Heinz Co.	89,237	5,031,182
The Simply Good Foods Co. (a)	11,256	145,878
Tootsie Roll Industries, Inc.	3,988	113,857
TreeHouse Foods, Inc. (a)	8,990	346,115
Tyson Foods, Inc. Class A	43,730	3,065,473

		40,831,758

TOTAL FOOD PRODUCTS		48,046,878

HOUSEHOLD PRODUCTS – 18.0%
Household Products – 18.0%
Central Garden and Pet Co. (a)	2,461	92,263
Central Garden and Pet Co. Class A (a)	5,961	211,616
Church & Dwight Co., Inc.	36,968	1,707,922
Colgate-Palmolive Co.	121,969	7,956,038
Energizer Holdings, Inc.	9,292	532,989

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOUSEHOLD PRODUCTS – continued
Household Products – continued
HRG Group, Inc. (a)	17,545	$197,206
Kimberly-Clark Corp.	51,512	5,333,552
Spectrum Brands Holdings, Inc.	3,779	272,466
The Clorox Co.	19,007	2,227,620
The Procter & Gamble Co.	365,242	26,421,606
WD-40 Co.	2,226	293,609

TOTAL HOUSEHOLD PRODUCTS		45,246,887

PERSONAL PRODUCTS – 3.5%
Personal Products – 3.5%
Avon Products, Inc. (a)	73,800	186,714
Coty, Inc. Class A	72,491	1,257,719
Edgewell Personal Care Co. (a)	8,324	366,672
elf Beauty, Inc. (a)	3,283	59,652
Herbalife Ltd. (a)	9,135	965,844
Inter Parfums, Inc.	3,146	161,075
Medifast, Inc.	1,641	164,724
Nu Skin Enterprises, Inc. Class A	8,030	571,334
Revlon, Inc. Class A (a)	3,335	76,038
The Estee Lauder Cos., Inc. Class A	32,938	4,877,788
USANA Health Sciences, Inc. (a)	1,813	191,362

TOTAL PERSONAL PRODUCTS		8,878,922

TOBACCO – 13.6%
Tobacco – 13.6%
Altria Group, Inc.	272,798	15,306,696

	Shares	Value
Philip Morris International, Inc.	222,590	$18,252,380
Universal Corp.	4,340	204,197
Vector Group Ltd.	16,064	313,248

TOTAL TOBACCO		34,076,521

TOTAL COMMON STOCKS (Cost $268,240,071)		250,674,121

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.56% (b) (Cost $124,266)	124,266	124,266

TOTAL INVESTMENT PORTFOLIO – 99.8% (Cost $268,364,337)		250,798,387

NET OTHER ASSETS (LIABILITIES) – 0.2%		593,946

NET ASSETS – 100.0%		$251,392,333

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

3	Quarterly Report

Investments (Unaudited) – continued

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Energy Index ETF

April 30, 2018

T03-QTLY-0618

1.9584806.104

Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 15.1%
Oil & Gas Drilling – 1.7%
Diamond Offshore Drilling, Inc. (a)	23,788	$437,461
Ensco PLC Class A	151,167	854,094
Helmerich & Payne, Inc.	37,724	2,623,704
Nabors Industries Ltd.	110,120	838,013
Noble Corp. PLC (a)	84,545	394,825
Patterson-UTI Energy, Inc.	77,110	1,651,696
Rowan Cos. PLC Class A (a)	41,680	601,859
Transocean Ltd. (a)	152,585	1,887,477
Unit Corp. (a)	18,253	413,978

		9,703,107

Oil & Gas Equipment & Services – 13.4%
Archrock, Inc.	22,505	243,054
Baker Hughes a GE Co.	141,219	5,099,418
Basic Energy Services, Inc. (a)	6,430	104,037
C&J Energy Services, Inc. (a)	21,850	652,441
Core Laboratories N.V.	15,320	1,875,934
Dril-Quip, Inc. (a)	13,212	547,637
Exterran Corp. (a)	11,206	328,224
Fairmount Santrol Holdings, Inc. (a)	54,135	297,742
Forum Energy Technologies, Inc. (a)	26,273	331,040
Frank’s International N.V.	19,715	137,808
Halliburton Co.	302,923	16,051,890
Helix Energy Solutions Group, Inc. (a)	48,761	376,435
Keane Group, Inc. (a)	15,505	241,103
Mammoth Energy Services, Inc. (a)	3,121	101,370
Matrix Service Co. (a)	9,192	141,557
McDermott International, Inc. (a)	98,270	648,582
National Oilwell Varco, Inc.	131,889	5,100,148
Natural Gas Services Group, Inc. (a)	4,567	110,065
NCS Multistage Holdings, Inc. (a)	3,802	69,272
Newpark Resources, Inc. (a)	29,765	312,532
Oceaneering International, Inc.	34,249	727,449
Oil States International, Inc. (a)	19,831	712,924
ProPetro Holding Corp. (a)	17,327	317,084
RigNet, Inc. (a)	4,838	73,054
RPC, Inc.	22,573	406,540
Schlumberger Ltd.	480,909	32,971,121
SEACOR Holdings, Inc.	5,871	321,966
Select Energy Services, Inc. (a)	10,297	154,970
Superior Energy Services, Inc. (a)	53,263	571,512
TechnipFMC PLC	154,056	5,077,686
TETRA Technologies, Inc. (a)	40,661	159,798
US Silica Holdings, Inc.	28,130	846,994
Weatherford International PLC (a)	344,091	1,015,068

		76,126,455

TOTAL ENERGY EQUIPMENT & SERVICES		85,829,562

	Shares	Value
OIL, GAS & CONSUMABLE FUELS – 84.8%
Coal & Consumable Fuels – 0.3%
Arch Coal, Inc. Class A	6,830	$552,069
CONSOL Energy, Inc. (a)	7,790	244,996
Peabody Energy Corp.	32,611	1,201,715

		1,998,780

Integrated Oil & Gas – 38.3%
Chevron Corp.	659,383	82,495,407
Exxon Mobil Corp.	1,470,960	114,367,140
Occidental Petroleum Corp.	265,683	20,526,669

		217,389,216

Oil & Gas Exploration & Production – 28.8%
Anadarko Petroleum Corp.	189,958	12,787,973
Antero Resources Corp. (a)	76,588	1,455,172
Apache Corp.	132,219	5,414,368
Bonanza Creek Energy, Inc. (a)	5,603	169,939
Cabot Oil & Gas Corp.	160,583	3,839,540
California Resources Corp. (a)	13,504	343,677
Callon Petroleum Co. (a)	69,912	972,476
Carrizo Oil & Gas, Inc. (a)	28,339	568,764
Centennial Resource Development, Inc. Class A (a)	45,049	833,407
Chesapeake Energy Corp. (a)	316,344	939,542
Cimarex Energy Co.	33,095	3,329,026
CNX Resources Corp. (a)	63,751	947,340
Concho Resources, Inc. (a)	51,615	8,114,394
ConocoPhillips	415,032	27,184,596
Continental Resources, Inc. (a)	32,614	2,154,481
Denbury Resources, Inc. (a)	140,251	461,426
Devon Energy Corp.	173,247	6,294,064
Diamondback Energy, Inc.	30,663	3,938,662
Eclipse Resources Corp. (a)	31,779	42,266
Energen Corp. (a)	33,786	2,210,956
EOG Resources, Inc.	200,723	23,719,437
EQT Corp.	87,723	4,402,817
Extraction Oil & Gas, Inc. (a)	36,056	509,111
Gran Tierra Energy, Inc. (a)	136,695	452,460
Gulfport Energy Corp. (a)	56,989	529,998
Halcon Resources Corp. (a)	44,222	237,472
Hess Corp.	99,243	5,655,859
HighPoint Resources Corp. (a)	33,700	232,867
Jagged Peak Energy, Inc. (a)	18,484	264,876
Kosmos Energy Ltd. (a)	80,983	570,120
Laredo Petroleum, Inc. (a)	54,930	604,230
Marathon Oil Corp.	294,882	5,381,597
Matador Resources Co. (a)	33,811	1,106,972
Midstates Petroleum Co., Inc. (a)	4,365	61,066
Murphy Oil Corp.	56,853	1,711,844
Newfield Exploration Co. (a)	69,398	2,068,060
Noble Energy, Inc.	160,451	5,428,057
Oasis Petroleum, Inc. (a)	93,757	1,034,140
Parsley Energy, Inc. Class A (a)	78,178	2,347,685
PDC Energy, Inc. (a)	19,410	1,039,211
Pioneer Natural Resources Co.	59,090	11,909,590
QEP Resources, Inc. (a)	83,806	1,020,757

Quarterly Report	2

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
Range Resources Corp.	86,015	$1,191,308
Resolute Energy Corp. (a)	6,273	209,456
Ring Energy, Inc. (a)	19,621	328,063
RSP Permian, Inc. (a)	41,372	2,052,465
Sanchez Energy Corp. (a)	24,462	75,098
SandRidge Energy, Inc. (a)	11,128	161,801
SM Energy Co.	34,812	833,747
Southwestern Energy Co. (a)	177,664	728,422
SRC Energy, Inc. (a)	81,659	901,515
Stone Energy Corp. (a)	6,993	248,951
Tellurian, Inc. (a)	22,004	209,478
Ultra Petroleum Corp. (a)	68,329	165,356
Whiting Petroleum Corp. (a)	31,432	1,283,054
WildHorse Resource Development Corp. (a)	8,796	230,015
WPX Energy, Inc. (a)	138,416	2,365,529

		163,274,553

Oil & Gas Refining & Marketing – 10.8%
Andeavor	51,436	7,114,628
Clean Energy Fuels Corp. (a)	44,943	72,358
CVR Energy, Inc.	5,997	206,896
Delek US Holdings, Inc.	27,699	1,312,102
Green Plains, Inc.	13,713	255,062
HollyFrontier Corp.	58,503	3,550,547
Marathon Petroleum Corp.	169,556	12,701,440
Par Pacific Holdings, Inc. (a)	7,377	124,450
PBF Energy, Inc. Class A	38,154	1,462,443
Phillips 66	150,923	16,799,239
Renewable Energy Group, Inc. (a)	12,258	158,128
REX American Resources Corp. (a)	1,891	141,409
Valero Energy Corp.	151,904	16,850,711
World Fuel Services Corp.	23,430	503,042

		61,252,455

	Shares	Value
Oil & Gas Storage & Transportation – 6.6%
Antero Midstream GP LP	25,922	$446,377
Cheniere Energy, Inc. (a)	70,149	4,079,866
Enbridge Energy Management LLC (a)	24,982	244,324
EnLink Midstream LLC	22,036	327,234
Gener8 Maritime, Inc. (a)	14,004	80,663
International Seaways, Inc. (a)	5,138	103,428
Kinder Morgan, Inc.	697,788	11,039,006
ONEOK, Inc.	133,105	8,015,583
Plains GP Holdings LP Class A (a)	50,996	1,235,123
SemGroup Corp. Class A	23,152	582,273
Tallgrass Energy GP LP	18,232	373,027
Targa Resources Corp.	74,870	3,516,644
The Williams Cos., Inc.	287,035	7,385,410

		37,428,958

TOTAL OIL, GAS & CONSUMABLE FUELS		481,343,962

TOTAL COMMON STOCKS (Cost $578,962,231)		567,173,524

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.56% (b) (Cost $336,341)	336,341	336,341

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $579,298,572)		567,509,865

NET OTHER ASSETS (LIABILITIES) – 0.1%		351,387

NET ASSETS – 100.0%		$567,861,252

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar

3	Quarterly Report

Investments (Unaudited) – continued

investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Financials Index ETF

April 30, 2018

T04-QTLY-0618

1.9584808.104

Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BANKS – 45.8%
Diversified Banks – 29.5%
Bank of America Corp.	3,860,330	$115,501,074
Citigroup, Inc.	1,030,037	70,320,626
JPMorgan Chase & Co.	1,351,718	147,039,884
US Bancorp	646,496	32,615,723
Wells Fargo & Co.	1,822,450	94,694,502

		460,171,809

Regional Banks – 16.3%
1st Source Corp.	7,278	378,456
Access National Corp.	6,090	169,363
Allegiance Bancshares, Inc. (a)	4,823	195,090
Ameris Bancorp	14,745	762,316
Arrow Financial Corp.	5,304	187,762
Associated Banc-Corp	67,106	1,774,954
Atlantic Capital Bancshares, Inc. (a)	10,955	211,432
Banc of California, Inc.	17,867	343,046
Bancfirst Corp.	7,012	400,736
BancorpSouth Bank	32,353	1,069,267
Bank of Hawaii Corp.	16,800	1,414,728
Bank of the Ozarks, Inc.	47,799	2,236,993
BankUnited, Inc.	42,001	1,663,660
Banner Corp.	12,371	710,095
Bar Harbor Bankshares	6,382	186,482
BB&T Corp.	307,344	16,227,763
Berkshire Hills Bancorp, Inc.	17,070	647,806
Blue Hills Bancorp, Inc.	10,022	203,697
BOK Financial Corp.	7,917	797,084
Boston Private Financial Holdings, Inc.	34,482	553,436
Bridge Bancorp, Inc.	6,905	227,174
Brookline Bancorp, Inc.	29,935	496,921
Bryn Mawr Bank Corp.	7,746	345,472
Camden National Corp.	6,426	284,736
Carolina Financial Corp.	8,378	328,501
Cathay General Bancorp	30,473	1,219,225
CenterState Banks, Inc.	26,876	778,866
Central Pacific Financial Corp.	7,827	227,609
Chemical Financial Corp.	28,005	1,537,194
CIT Group, Inc.	51,435	2,723,483
Citizens Financial Group, Inc.	191,543	7,947,119
City Holding Co.	6,454	461,977
CoBiz Financial, Inc.	15,451	311,338
Columbia Banking System, Inc.	28,993	1,165,809
Comerica, Inc.	67,753	6,408,079
Commerce Bancshares, Inc.	37,732	2,396,737
Community Bank System, Inc.	19,658	1,105,762
Community Trust Bancorp, Inc.	6,750	324,000
ConnectOne Bancorp, Inc.	12,307	324,905
Cullen/Frost Bankers, Inc.	23,519	2,691,750
Customers Bancorp, Inc. (a)	12,079	348,117
CVB Financial Corp.	41,287	914,507
Eagle Bancorp, Inc. (a)	12,667	743,553

	Shares	Value
East West Bancorp, Inc.	56,582	$3,769,493
Enterprise Financial Services Corp.	9,481	482,109
FB Financial Corp.	3,242	129,129
FCB Financial Holdings, Inc. Class A (a)	16,502	953,816
Fidelity Southern Corp.	9,397	213,594
Fifth Third Bancorp	274,657	9,110,373
Financial Institutions, Inc.	6,222	193,504
First BanCorp (a)	78,116	563,998
First BanCorp	10,725	409,159
First Busey Corp.	16,498	489,166
First Citizens BancShares, Inc. Class A	2,804	1,212,141
First Commonwealth Financial Corp.	38,815	587,659
First Community Bancshares, Inc.	6,119	189,873
First Financial Bancorp	38,921	1,204,605
First Financial Bankshares, Inc.	20,975	1,039,311
First Financial Corp.	3,692	157,833
First Foundation, Inc. (a)	12,563	224,752
First Hawaiian, Inc.	21,794	600,425
First Horizon National Corp.	114,809	2,101,005
First Interstate Bancsystem, Inc. Class A	10,696	433,188
First Merchants Corp.	19,765	851,476
First Mid-Illinois Bancshares, Inc.	3,786	139,136
First Midwest Bancorp, Inc.	40,990	996,467
First Republic Bank	61,297	5,692,652
Flushing Financial Corp.	11,031	285,813
FNB Corp.	127,059	1,651,767
Franklin Financial Network, Inc. (a)	5,274	177,734
Fulton Financial Corp.	68,888	1,164,207
German American Bancorp, Inc.	9,219	311,141
Glacier Bancorp, Inc.	30,740	1,138,302
Great Southern Bancorp, Inc.	4,431	234,178
Great Western Bancorp, Inc.	23,430	963,910
Green Bancorp, Inc.	9,999	225,477
Guaranty Bancorp	10,531	300,133
Hancock Holding Co.	33,537	1,638,282
Hanmi Financial Corp.	13,035	359,766
HarborOne Bancorp, Inc. (a)	6,379	112,207
Heartland Financial USA, Inc.	10,114	542,616
Heritage Commerce Corp.	15,037	247,960
Heritage Financial Corp.	13,836	410,929
Hilltop Holdings, Inc.	30,753	689,482
Home BancShares, Inc.	61,857	1,437,557
HomeTrust Bancshares, Inc. (a)	7,644	199,508
Hope Bancorp, Inc.	51,437	889,346
Horizon Bancorp	8,965	257,833
Huntington Bancshares, Inc.	421,110	6,278,750
Iberiabank Corp.	21,197	1,588,715
Independent Bank Corp.	10,926	789,950
Independent Bank Corp.	9,041	216,080
Independent Bank Group, Inc.	6,207	443,180

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
International Bancshares Corp.	22,252	$885,630
Investors Bancorp, Inc.	102,426	1,369,436
KeyCorp	418,677	8,340,046
Lakeland Bancorp, Inc.	18,373	358,273
Lakeland Financial Corp.	9,820	466,646
LegacyTexas Financial Group, Inc.	16,806	690,222
Live Oak Bancshares, Inc.	10,049	283,884
M&T Bank Corp.	52,722	9,609,639
MB Financial, Inc.	31,530	1,343,809
Mercantile Bank Corp.	6,815	240,569
Midland States Bancorp, Inc.	5,755	181,283
National Bank Holdings Corp. Class A	11,322	398,308
National Commerce Corp. (a)	6,027	260,969
NBT Bancorp, Inc.	17,679	645,991
Nicolet Bankshares, Inc. (a)	3,730	207,276
OFG Bancorp	18,378	248,103
Old National Bancorp	54,286	933,719
Opus Bank	10,216	288,091
Pacific Premier Bancorp, Inc. (a)	16,723	664,739
PacWest Bancorp	50,106	2,567,431
Park National Corp.	5,523	595,821
Peapack Gladstone Financial Corp.	6,412	211,852
Peoples Bancorp, Inc.	6,834	245,067
People’s United Financial, Inc.	135,859	2,484,861
People’s Utah Bancorp	6,081	193,680
Pinnacle Financial Partners, Inc.	28,967	1,855,336
Popular, Inc.	40,113	1,856,831
Preferred Bank	5,470	348,658
Prosperity Bancshares, Inc.	25,898	1,858,699
QCR Holdings, Inc.	5,600	253,400
Regions Financial Corp.	451,566	8,444,284
Renasant Corp.	19,813	896,142
Republic Bancorp, Inc. Class A	4,416	186,223
Republic First Bancorp, Inc. (a)	19,577	162,489
S&T Bancorp, Inc.	14,251	608,233
Sandy Spring Bancorp, Inc.	13,371	529,893
Seacoast Banking Corp. of Florida (a)	14,647	404,697
ServisFirst Bancshares, Inc.	17,911	751,546
Signature Bank (a)	21,537	2,738,430
Simmons First National Corp. Class A	29,106	879,001
South State Corp.	14,469	1,252,292
Southside Bancshares, Inc.	11,263	392,290
State Bank Financial Corp.	14,980	472,020
Sterling Bancorp/DE	83,564	1,984,645
Stock Yards Bancorp, Inc.	9,103	340,907
SunTrust Banks, Inc.	185,236	12,373,765
SVB Financial Group (a)	20,546	6,155,787
Synovus Financial Corp.	46,753	2,443,779
TCF Financial Corp.	64,360	1,598,059

	Shares	Value
Texas Capital Bancshares, Inc. (a)	19,535	$1,927,128
The Bancorp, Inc. (a)	23,221	240,337
The First of Long Island Corp.	9,118	241,627
The PNC Financial Services Group, Inc.	185,360	26,990,270
Tompkins Financial Corp.	5,641	438,306
Towne Bank	25,788	771,061
Trico Bancshares	8,376	313,011
TriState Capital Holdings, Inc. (a)	9,427	235,675
Triumph Bancorp, Inc. (a)	8,948	347,630
Trustmark Corp.	26,388	826,208
UMB Financial Corp.	16,800	1,286,544
Umpqua Holdings Corp.	86,662	2,041,757
Union Bankshares Corp.	23,338	882,410
United Bankshares, Inc.	39,363	1,336,374
United Community Banks, Inc.	29,420	939,381
Univest Corp. of Pennsylvania	12,212	351,095
Valley National Bancorp	123,243	1,546,700
Veritex Holdings, Inc. (a)	7,048	202,419
Washington Trust Bancorp, Inc.	6,237	345,530
Webster Financial Corp.	36,207	2,179,299
WesBanco, Inc.	17,671	773,990
Westamerica BanCorp.	10,279	573,671
Western Alliance Bancorp (a)	38,936	2,296,445
Wintrust Financial Corp.	21,961	1,964,411
Zions BanCorp.	77,611	4,249,202

		253,549,919

TOTAL BANKS		713,721,728

CAPITAL MARKETS – 20.5%
Asset Management & Custody Banks – 7.4%
Affiliated Managers Group, Inc.	21,600	3,560,976
Ameriprise Financial, Inc.	57,586	8,074,133
Arlington Asset Investment Corp. Class A	6,313	72,221
Artisan Partners Asset Management, Inc. Class A	19,282	619,916
Associated Capital Group, Inc. Class A	1,220	44,103
BlackRock, Inc.	46,846	24,430,189
BrightSphere Investment Group PLC	33,751	512,003
Cohen & Steers, Inc.	8,381	336,078
Diamond Hill Investment Group, Inc.	1,321	258,150
Eaton Vance Corp.	46,290	2,517,713
Federated Investors, Inc. Class B	35,197	931,665
Financial Engines, Inc.	25,281	1,128,797
Franklin Resources, Inc.	129,144	4,344,404
GAMCO Investors, Inc. Class A	2,930	75,154
Invesco Ltd.	158,175	4,582,330
Janus Henderson Group PLC	74,614	2,357,056
Legg Mason, Inc.	34,356	1,363,933
Northern Trust Corp.	84,096	8,977,248

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
Pzena Investment Management, Inc. Class A	6,564	$57,501
SEI Investments Co.	52,008	3,288,466
State Street Corp.	144,469	14,415,117
T Rowe Price Group, Inc.	94,308	10,734,137
The Bank of New York Mellon Corp.	398,933	21,745,838
Virtus Investment Partners, Inc.	2,849	328,632
Waddell & Reed Financial, Inc. Class A	32,398	655,735
Westwood Holdings Group, Inc.	3,135	181,767
WisdomTree Investments, Inc.	32,614	344,730

		115,937,992

Financial Exchanges and Data – 5.6%
CBOE Holdings, Inc.	39,674	4,236,390
CME Group, Inc.	132,569	20,903,480
Donnelley Financial Solutions, Inc. (a)	13,939	256,478
FactSet Research Systems, Inc.	15,204	2,875,228
Intercontinental Exchange, Inc.	227,911	16,514,431
MarketAxess Holdings, Inc.	14,709	2,921,649
Moody’s Corp.	66,924	10,855,073
Morningstar, Inc.	7,682	834,111
MSCI, Inc.	34,995	5,243,301
Nasdaq, Inc.	45,207	3,992,682
S&P Global, Inc.	99,342	18,735,901

		87,368,724

Investment Banking & Brokerage – 7.5%
BGC Partners, Inc. Class A	85,396	1,140,891
Cowen, Inc. Class A (a)	11,865	183,908
E*TRADE Financial Corp. (a)	104,145	6,319,519
Evercore Partners, Inc. Class A	15,202	1,539,202
Greenhill & Co., Inc.	10,725	217,718
Houlihan Lokey, Inc.	10,636	473,302
Interactive Brokers Group, Inc. Class A	26,733	1,983,589
INTL. FCStone, Inc. (a)	6,822	305,762
Investment Technology Group, Inc.	13,003	262,921
Ladenburg Thalmann Financial
Services, Inc.	47,241	156,840
LPL Financial Holdings, Inc.	31,944	1,934,848
Moelis & Co. Class A	15,529	835,460
Morgan Stanley	528,234	27,267,439
Piper Jaffray Cos.	5,846	409,512
PJT Partners, Inc. Class A	7,105	394,256
Raymond James Financial, Inc.	50,495	4,531,926
Stifel Financial Corp.	26,598	1,550,131
TD Ameritrade Holding Corp.	110,433	6,415,053
The Charles Schwab Corp.	470,029	26,171,215
The Goldman Sachs Group, Inc.	139,601	33,271,106

	Shares	Value
Virtu Financial, Inc. Class A	19,688	$708,768

		116,073,366

TOTAL CAPITAL MARKETS		319,380,082

CONSUMER FINANCE – 5.2%
Consumer Finance – 5.2%
Ally Financial, Inc.	171,823	4,484,580
American Express Co.	287,427	28,383,416
Capital One Financial Corp.	188,844	17,113,043
Credit Acceptance Corp. (a)	2,673	884,335
Discover Financial Services	141,411	10,075,534
Encore Capital Group, Inc. (a)	9,859	439,711
Enova International Inc. (a)	10,468	306,712
Ezcorp, Inc. Class A (a)	21,042	288,275
FirstCash, Inc.	18,560	1,609,152
Green Dot Corp. Class A (a)	16,229	986,886
LendingClub Corp. (a)	128,216	344,901
Navient Corp.	103,523	1,372,715
Nelnet, Inc. Class A	8,250	435,683
OneMain Holdings, Inc. (a)	28,910	891,874
PRA Group, Inc.	17,557	625,029
SLM Corp. (a)	169,478	1,945,608
Synchrony Financial	304,552	10,101,990
World Acceptance Corp. (a)	2,634	269,985

TOTAL CONSUMER FINANCE		80,559,429

DIVERSIFIED FINANCIAL SERVICES – 6.7%
Multi-Sector Holdings – 6.5%
Berkshire Hathaway, Inc. Class B (a)	494,779	95,853,536
Cannae Holdings, Inc. (a)	25,511	527,057
Leucadia National Corp.	124,596	2,995,288
Texas Pacific Land Trust	2,481	1,351,847

		100,727,728

Other Diversified Financial Services – 0.2%
Voya Financial, Inc.	70,377	3,684,236

Specialized Finance – 0.0%
NewStar Financial, Inc. (b)	6,699	3,298
On Deck Capital, Inc. (a)	15,812	83,013

		86,311

TOTAL DIVERSIFIED FINANCIAL SERVICES		104,498,275

INSURANCE – 19.0%
Insurance Brokers – 2.9%
Aon PLC	97,354	13,870,024
Arthur J Gallagher & Co.	70,258	4,917,358
Brown & Brown, Inc.	92,079	2,507,311
Crawford & Co. Class A	7,389	57,043
Marsh & McLennan Cos., Inc.	198,822	16,203,993
Willis Towers Watson PLC	48,867	7,257,238

		44,812,967

Quarterly Report	4

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Life & Health Insurance – 5.0%
Aflac, Inc.	306,322	$13,959,093
American Equity Investment Life Holding Co.	9,953	300,581
Athene Holding Ltd. Class A (a)	60,622	2,970,478
Brighthouse Financial, Inc. (a)	32,977	1,674,572
Citizens, Inc. (a)	20,084	156,053
CNO Financial Group, Inc.	18,822	403,544
FBL Financial Group, Inc. Class A	4,631	360,060
Genworth Financial, Inc. Class A (a)	199,945	551,848
Lincoln National Corp.	85,035	6,006,872
MetLife, Inc.	348,457	16,610,945
National Western Life Group, Inc. Class A	983	312,014
Primerica, Inc.	16,741	1,619,692
Principal Financial Group, Inc.	112,492	6,661,776
Prudential Financial, Inc.	165,180	17,561,938
Torchmark Corp.	42,616	3,696,512
Trupanion, Inc. (a)	8,171	214,734
Unum Group	87,199	4,218,688

		77,279,400

Multi-line Insurance – 2.6%
American Financial Group, Inc.	29,329	3,320,629
American International Group, Inc.	350,212	19,611,872
American National Insurance Co.	5,414	653,307
Assurant, Inc.	21,162	1,964,257
Hartford Financial Services Group, Inc.	138,969	7,482,091
Horace Mann Educators Corp.	16,462	735,852
Kemper Corp.	16,138	1,089,315
Loews Corp.	111,192	5,833,132
National General Holdings Corp.	20,826	536,686

		41,227,141

Property & Casualty Insurance – 7.5%
Ambac Financial Group, Inc. (a)	3,651	62,176
AMERISAFE, Inc.	7,170	425,181
Amtrust Financial Services, Inc.	40,186	517,998
Arch Capital Group Ltd. (a)	50,860	4,075,412
Argo Group International Holdings Ltd.	13,319	778,496
Aspen Insurance Holdings Ltd.	23,089	980,128
Assured Guaranty Ltd.	45,994	1,669,122
Axis Capital Holdings Ltd.	32,814	1,926,182
Baldwin & Lyons, Inc. Class B	3,646	84,952
Chubb Ltd.	180,849	24,535,784
Cincinnati Financial Corp.	60,562	4,259,931
Donegal Group, Inc. Class A	5,418	75,419
EMC Insurance Group, Inc.	3,766	97,841
Employers Holdings, Inc.	12,952	529,737
Erie Indemnity Co. Class A	10,047	1,173,188
First American Financial Corp.	43,171	2,206,470
FNF Group	101,757	3,747,710

	Shares	Value
Global Indemnity Ltd.	3,764	$153,910
HCI Group, Inc.	3,059	128,141
Heritage Insurance Holdings, Inc.	8,742	137,249
Infinity Property & Casualty Corp.	4,436	585,552
James River Group Holdings Ltd.	8,934	324,483
Kinsale Capital Group, Inc.	7,656	394,667
Markel Corp. (a)	5,399	6,101,086
MBIA, Inc. (a)	35,437	301,923
Mercury General Corp.	11,296	516,566
Old Republic International Corp.	97,633	1,991,713
ProAssurance Corp.	20,759	981,901
RLI Corp.	15,012	949,959
Safety Insurance Group, Inc.	5,638	451,040
Selective Insurance Group, Inc.	23,014	1,362,429
State Auto Financial Corp.	7,020	219,235
Stewart Information Services Corp.	7,235	301,772
The Allstate Corp.	139,790	13,674,258
The Hanover Insurance Group, Inc.	16,715	1,919,718
The Navigators Group, Inc.	9,194	519,461
The Progressive Corp.	226,577	13,660,327
The Travelers Cos., Inc.	106,625	14,031,850
United Fire Group, Inc.	3,713	186,727
United Insurance Holdings Corp.	10,797	203,631
Universal Insurance Holdings, Inc.	13,447	436,355
White Mountains Insurance Group Ltd.	1,493	1,291,878
WR Berkley Corp.	38,183	2,846,924
XL Group Ltd.	99,938	5,555,553

		116,374,035

Reinsurance – 1.0%
Alleghany Corp.	3,732	2,144,669
Enstar Group Ltd. (a)	4,142	870,441
Everest Re Group Ltd.	15,966	3,714,809
Greenlight Capital Re Ltd. (a)	11,537	178,824
Maiden Holdings Ltd.	12,525	95,816
Reinsurance Group of America, Inc.	25,218	3,767,569
RenaissanceRe Holdings Ltd.	15,710	2,137,188
Third Point Reinsurance Ltd. (a)	33,467	445,111
Validus Holdings Ltd.	30,879	2,092,670

		15,447,097

TOTAL INSURANCE		295,140,640

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) – 1.5%
Mortgage REIT’s – 1.5%
AG Mortgage Investment Trust, Inc.	11,707	206,980
AGNC Investment Corp.	153,323	2,900,871
Annaly Capital Management, Inc.	450,569	4,672,400
Anworth Mortgage Asset Corp.	40,849	193,216
Apollo Commercial Real Estate Finance, Inc.	42,670	768,913
Arbor Realty Trust, Inc.	21,026	184,188
ARMOUR Residential REIT, Inc.	15,731	355,993

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) – continued
Mortgage REIT’s – continued
Blackstone Mortgage Trust, Inc. Class A	39,776	$1,227,090
Capstead Mortgage Corp.	37,378	328,926
Chimera Investment Corp.	67,285	1,176,815
CYS Investments, Inc.	63,329	454,069
Dynex Capital, Inc.	22,964	151,103
Granite Point Mortgage Trust, Inc.	17,631	293,380
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,968	426,399
Invesco Mortgage Capital, Inc.	44,337	719,589
KKR Real Estate Finance Trust, Inc.	5,986	117,984
Ladder Capital Corp.	28,893	401,613
MFA Financial, Inc.	157,742	1,186,220
MTGE Investment Corp.	18,649	338,479
New Residential Investment Corp.	130,380	2,279,042
New York Mortgage Trust, Inc.	46,183	279,869
PennyMac Mortgage Investment Trust	25,637	450,955
Redwood Trust, Inc.	30,840	473,086
Resource Capital Corp.	11,646	113,665
Starwood Property Trust, Inc.	102,455	2,147,457
Sutherland Asset Management Corp.	7,718	111,139
TPG RE Finance Trust, Inc.	14,523	287,410
Two Harbors Investment Corp.	67,810	1,034,781
Western Asset Mortgage Capital Corp.	17,950	178,602

TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS)		23,460,234

THRIFTS & MORTGAGE FINANCE – 1.2%
Thrifts & Mortgage Finance – 1.2%
Beneficial Bancorp, Inc.	27,431	434,781
BofI Holding, Inc. (a)	22,266	896,874
Capitol Federal Financial, Inc.	53,146	662,731
Dime Community Bancshares, Inc.	13,085	258,429
Essent Group Ltd. (a)	32,984	1,087,153
Federal Agricultural Mortgage Corp. Class C	3,789	323,997
First Defiance Financial Corp.	4,178	249,259
Flagstar Bancorp, Inc. (a)	9,231	318,931
HomeStreet, Inc.	10,292	262,446
Kearny Financial Corp.	36,796	516,984
LendingTree, Inc.	3,077	733,557

	Shares	Value
Meridian Bancorp, Inc.	20,022	$378,416
Meta Financial Group, Inc.	3,808	423,259
MGIC Investment Corp. (a)	145,664	1,459,553
Nationstar Mortgage Holdings, Inc. (a)	12,241	220,583
New York Community Bancorp, Inc.	191,954	2,280,414
NMI Holdings, Inc. Class A (a)	21,847	302,581
Northfield Bancorp, Inc.	17,173	272,020
Northwest Bancshares, Inc.	38,931	646,255
OceanFirst Financial Corp.	15,073	406,670
Ocwen Financial Corp. (a)	44,951	182,501
Oritani Financial Corp.	16,263	248,824
PHH Corp. (a)	12,702	134,768
Provident Financial Services, Inc.	25,581	668,176
Radian Group, Inc.	85,074	1,216,558
TFS Financial Corp.	22,884	341,200
TrustCo Bank Corp.	38,666	330,594
United Financial Bancorp, Inc.	20,856	344,750
Walker & Dunlop, Inc.	11,822	675,154
Washington Federal, Inc.	34,286	1,088,580
Waterstone Financial, Inc.	10,098	173,181
WSFS Financial Corp.	12,557	629,106

TOTAL THRIFTS & MORTGAGE FINANCE		18,168,285

TOTAL COMMON STOCKS (Cost $1,415,222,259)		1,554,928,673

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.56% (c) (Cost $794,553)	794,553	794,553

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $1,416,016,812)		1,555,723,226

NET OTHER ASSETS (LIABILITIES) – 0.0%		664,083

NET ASSETS – 100.0%		$1,556,387,309

Legend

(a)	Non-income producing.

(b)	Level 3 security.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Quarterly Report	6

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,554,928,673	$1,554,925,375	$—	$3,298
Money Market Funds	794,553	794,553	—	—

Total Investments in Securities:	$1,555,723,226	$1,555,719,928	$—	$3,298

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Health Care Index ETF

April 30, 2018

T05-QTLY-0618

1.9584810.104

Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BIOTECHNOLOGY – 21.3%
Biotechnology – 21.3%
AbbVie, Inc.	471,848	$45,556,924
Abeona Therapeutics, Inc. (a)	8,878	154,921
ACADIA Pharmaceuticals, Inc. (a)	29,746	470,284
Acceleron Pharma, Inc. (a)	11,514	401,954
Achaogen, Inc. (a)	7,868	112,591
Achillion Pharmaceuticals, Inc. (a)	32,675	123,185
Acorda Therapeutics, Inc. (a)	13,816	319,150
Aduro Biotech, Inc. (a)	10,202	70,394
Agenus, Inc. (a)	26,732	91,691
Agios Pharmaceuticals, Inc. (a)	14,855	1,246,483
Aimmune Therapeutics, Inc. (a)	11,105	344,699
Akebia Therapeutics, Inc. (a)	13,688	126,066
Alder Biopharmaceuticals, Inc. (a)	17,727	251,723
Alexion Pharmaceuticals, Inc. (a)	66,032	7,767,344
Alkermes PLC (a)	45,451	2,012,116
Alnylam Pharmaceuticals, Inc. (a)	26,157	2,472,621
AMAG Pharmaceuticals, Inc. (a)	10,407	213,864
Amgen, Inc.	199,159	34,749,262
Amicus Therapeutics, Inc. (a)	54,818	775,675
AnaptysBio, Inc. (a)	3,431	321,759
Arena Pharmaceuticals, Inc. (a)	14,099	561,704
Array BioPharma, Inc. (a)	55,323	750,180
Atara Biotherapeutics, Inc. (a)	8,806	355,322
Audentes Therapeutics, Inc. (a)	7,460	278,706
Avexis, Inc. (a)	8,488	1,805,058
Axovant Sciences Ltd. (a)	9,356	10,011
Bellicum Pharmaceuticals, Inc. (a)	8,216	54,965
BioCryst Pharmaceuticals, Inc. (a)	28,361	139,536
Biogen, Inc. (a)	62,505	17,101,368
Biohaven Pharmaceutical Holding Co. Ltd. (a)	5,397	157,377
BioMarin Pharmaceutical, Inc. (a)	51,907	4,334,754
Biotime, Inc. (a)	28,044	60,575
Bluebird Bio, Inc. (a)	14,586	2,481,808
Blueprint Medicines Corp. (a)	11,414	875,682
Calithera Biosciences, Inc. (a)	7,865	48,370
Cara Therapeutics, Inc. (a)	7,532	93,246
Celgene Corp. (a)	232,703	20,268,431
Celldex Therapeutics, Inc. (a)	39,970	29,578
Clovis Oncology, Inc. (a)	13,763	597,039
Coherus Biosciences, Inc. (a)	11,281	136,500
Concert Pharmaceuticals, Inc. (a)	4,482	81,796
Cytokinetics, Inc. (a)	13,066	108,448
CytomX Therapeutics, Inc. (a)	6,356	167,163
Dyax Corp. (b)	31,822	111,695
Dynavax Technologies Corp. (a)	18,200	308,490
Eagle Pharmaceuticals, Inc. (a)	2,356	122,536
Editas Medicine, Inc. (a)	7,630	239,582
Emergent BioSolutions, Inc. (a)	10,400	539,344
Enanta Pharmaceuticals, Inc. (a)	4,268	397,137
Epizyme, Inc. (a)	14,774	189,846

	Shares	Value
Esperion Therapeutics, Inc. (a)	6,194	$433,642
Exact Sciences Corp. (a)	35,388	1,769,754
Exelixis, Inc. (a)	87,444	1,820,584
FibroGen, Inc. (a)	20,603	936,406
Five Prime Therapeutics, Inc. (a)	10,185	170,599
Flexion Therapeutics, Inc. (a)	8,742	217,851
Foundation Medicine, Inc. (a)	4,319	329,756
G1 Therapeutics, Inc. (a)	6,229	238,882
Genomic Health, Inc. (a)	6,020	191,015
Geron Corp. (a)	48,494	180,398
Gilead Sciences, Inc.	386,086	27,886,992
Global Blood Therapeutics, Inc. (a)	13,009	574,347
Halozyme Therapeutics, Inc. (a)	37,823	715,989
Heron Therapeutics, Inc. (a)	17,073	517,312
ImmunoGen, Inc. (a)	37,635	413,609
Immunomedics, Inc. (a)	35,770	651,372
Incyte Corp. (a)	53,019	3,283,997
Inovio Pharmaceuticals, Inc. (a)	25,303	111,080
Insmed, Inc. (a)	21,341	519,227
Insys Therapeutics, Inc. (a)	6,173	43,273
Intellia Therapeutics, Inc. (a)	6,358	127,287
Intercept Pharmaceuticals, Inc. (a)	5,956	405,068
Intrexon Corp. (a)	17,840	324,331
Invitae Corp. (a)	14,639	80,954
Ionis Pharmaceuticals, Inc. (a)	36,885	1,587,162
Iovance Biotherapeutics, Inc. (a)	20,503	297,293
Ironwood Pharmaceuticals, Inc. (a)	38,016	688,850
Jounce Therapeutics, Inc. (a)	4,326	89,072
Karyopharm Therapeutics, Inc. (a)	10,434	136,477
Keryx Biopharmaceuticals, Inc. (a)	26,829	118,852
La Jolla Pharmaceutical Co. (a)	5,846	169,651
Lexicon Pharmaceuticals, Inc. (a)	14,317	118,115
Ligand Pharmaceuticals, Inc. (a)	6,238	965,954
Loxo Oncology, Inc. (a)	6,194	779,887
MacroGenics, Inc. (a)	11,202	258,318
Madrigal Pharmaceuticals, Inc. (a)	2,108	238,541
MiMedx Group, Inc. (a)	30,796	252,835
Minerva Neurosciences Inc. (a)	9,266	60,692
Momenta Pharmaceuticals, Inc. (a)	21,280	442,624
Myovant Sciences Ltd. (a)	4,418	91,099
Myriad Genetics, Inc. (a)	20,352	575,758
Natera, Inc. (a)	7,734	86,079
Neurocrine Biosciences, Inc. (a)	26,155	2,120,647
NewLink Genetics Corp. (a)	7,694	35,085
Novavax, Inc. (a)	93,916	146,509
Opko Health, Inc. (a)	100,123	304,374
PDL BioPharma, Inc. (a)	45,312	132,311
Portola Pharmaceuticals, Inc. (a)	19,189	693,299
Progenics Pharmaceuticals, Inc. (a)	20,937	136,300
Prothena Corp. PLC (a)	11,533	138,396
PTC Therapeutics, Inc. (a)	11,584	321,224
Puma Biotechnology, Inc. (a)	8,873	565,654
Ra Pharmaceuticals, Inc. (a)	5,576	33,846
Radius Health, Inc. (a)	9,989	301,668

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Regeneron Pharmaceuticals, Inc. (a)	23,393	$7,103,986
REGENXBIO, Inc. (a)	7,712	288,043
Repligen Corp. (a)	10,945	404,965
Retrophin, Inc. (a)	11,045	277,229
Rigel Pharmaceuticals, Inc. (a)	42,571	153,681
Sage Therapeutics, Inc. (a)	13,451	1,935,868
Sangamo Therapeutics, Inc. (a)	25,445	402,031
Sarepta Therapeutics, Inc. (a)	18,148	1,385,781
Seattle Genetics, Inc. (a)	32,165	1,646,526
Seres Therapeutics, Inc. (a)	5,998	46,005
Spark Therapeutics, Inc. (a)	9,274	707,792
Spectrum Pharmaceuticals, Inc. (a)	29,475	469,242
Synergy Pharmaceuticals, Inc. (a)	73,647	114,889
TESARO, Inc. (a)	11,197	570,039
TG Therapeutics, Inc. (a)	16,415	235,555
Ultragenyx Pharmaceutical, Inc. (a)	13,190	670,580
United Therapeutics Corp. (a)	12,772	1,406,325
Vanda Pharmaceuticals, Inc. (a)	15,332	213,881
Vertex Pharmaceuticals, Inc. (a)	74,749	11,448,557
Voyager Therapeutics, Inc. (a)	5,097	92,562
Xencor, Inc. (a)	14,319	415,108
ZIOPHARM Oncology, Inc. (a)	37,776	159,415

TOTAL BIOTECHNOLOGY		233,967,310

HEALTH CARE EQUIPMENT & SUPPLIES – 21.3%
Health Care Equipment – 19.4%
Abaxis, Inc.	6,795	452,343
Abbott Laboratories	514,459	29,905,502
ABIOMED, Inc. (a)	12,415	3,736,294
Accuray, Inc. (a)	23,885	119,425
Analogic Corp.	3,664	304,478
AngioDynamics, Inc. (a)	10,536	204,188
AtriCure, Inc. (a)	9,718	216,031
AxoGen, Inc.	8,447	336,191
Baxter International, Inc.	144,930	10,072,635
Becton Dickinson and Co.	78,287	18,152,407
Boston Scientific Corp. (a)	405,867	11,656,500
Cantel Medical Corp.	11,121	1,246,330
Cardiovascular Systems, Inc. (a)	10,336	236,178
CONMED Corp.	7,487	486,880
CryoLife, Inc. (a)	8,830	198,233
Cutera, Inc. (a)	3,933	197,240
Danaher Corp.	185,036	18,562,812
DexCom, Inc. (a)	25,685	1,879,628
Edwards Lifesciences Corp. (a)	62,547	7,965,986
GenMark Diagnostics, Inc. (a)	14,964	93,675
Glaukos Corp. (a)	4,470	150,550
Globus Medical, Inc. Class A (a)	21,425	1,096,746
Heska Corp. (a)	1,873	152,874
Hill-Rom Holdings, Inc.	19,454	1,669,737
Hologic, Inc. (a)	81,482	3,160,687

	Shares	Value
IDEXX Laboratories, Inc. (a)	25,779	$5,013,758
Inogen, Inc. (a)	5,243	737,061
Insulet Corp. (a)	17,198	1,479,028
Integer Holdings Corp. (a)	8,404	461,380
Integra LifeSciences Holdings Corp. (a)	18,556	1,143,606
Intuitive Surgical, Inc. (a)	33,117	14,597,311
Invacare Corp.	9,591	174,556
iRhythm Technologies, Inc. (a)	2,801	162,878
K2M Group Holdings, Inc. (a)	10,415	198,926
LeMaitre Vascular, Inc.	4,750	149,388
LivaNova PLC (a)	12,112	1,075,303
Masimo Corp. (a)	14,509	1,301,893
Medtronic PLC	400,073	32,057,849
Natus Medical, Inc. (a)	9,327	308,257
Nevro Corp. (a)	6,973	623,107
Novocure Ltd. (a)	13,206	360,524
NuVasive, Inc. (a)	15,064	801,555
NxStage Medical, Inc. (a)	19,490	518,824
Orthofix International N.V. (a)	5,354	326,701
Penumbra, Inc. (a)	8,526	1,060,208
ResMed, Inc.	41,942	3,969,391
Rockwell Medical, Inc. (a)	14,259	75,430
STERIS PLC	25,138	2,376,044
Stryker Corp.	99,550	16,865,761
Surmodics, Inc. (a)	3,902	145,740
Tactile Systems Technology, Inc. (a)	4,224	147,037
Teleflex, Inc.	13,315	3,566,822
Varex Imaging Corp. (a)	11,122	400,281
Varian Medical Systems, Inc. (a)	27,079	3,130,062
Wright Medical Group N.V. (a)	29,434	577,201
Zimmer Biomet Holdings, Inc.	59,844	6,892,233

		212,951,665

Health Care Supplies – 1.9%
Align Technology, Inc. (a)	22,513	5,624,873
Anika Therapeutics, Inc. (a)	4,366	192,148
Atrion Corp.	444	276,212
Cerus Corp. (a)	38,224	198,765
DENTSPLY SIRONA, Inc.	67,886	3,417,381
Endologix, Inc. (a)	23,978	103,345
Haemonetics Corp. (a)	15,611	1,218,282
Halyard Health, Inc. (a)	13,843	655,743
ICU Medical, Inc. (a)	4,760	1,198,092
Lantheus Holdings, Inc. (a)	8,262	147,064
Meridian Bioscience, Inc.	12,244	178,762
Merit Medical Systems, Inc. (a)	14,837	719,595
Neogen Corp. (a)	15,067	1,026,816
OraSure Technologies, Inc. (a)	17,925	317,810
Quidel Corp. (a)	8,464	479,909
STAAR Surgical Co. (a)	8,727	141,814
The Cooper Cos., Inc.	14,468	3,308,976

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Supplies – continued
West Pharmaceutical Services, Inc.	21,947	$1,935,945

		21,141,532

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		234,093,197

HEALTH CARE PROVIDERS & SERVICES – 21.4%
Drug Retail – 1.9%
CVS Health Corp.	299,404	20,907,381

Health Care Services – 3.0%
Amedisys, Inc. (a)	8,486	560,840
American Renal Associates Holdings, Inc. (a)	3,798	55,641
AMN Healthcare Services, Inc. (a)	14,120	943,922
BioTelemetry, Inc. (a)	9,250	353,350
Chemed Corp.	4,719	1,454,490
Civitas Solutions, Inc. (a)	4,342	61,874
CorVel Corp. (a)	2,968	145,580
Cross Country Healthcare, Inc. (a)	10,779	135,600
DaVita, Inc. (a)	43,342	2,721,444
Diplomat Pharmacy, Inc. (a)	14,423	314,277
Envision Healthcare Corp. (a)	35,759	1,329,162
Express Scripts Holding Co. (a)	167,400	12,672,180
Laboratory Corp. of America Holdings (a)	30,088	5,137,526
LHC Group, Inc. (a)	8,329	619,844
MEDNAX, Inc. (a)	27,681	1,270,835
National Research Corp. Class A	2,741	89,631
Premier, Inc. Class A (a)	16,800	554,232
Quest Diagnostics, Inc.	40,285	4,076,842
RadNet, Inc. (a)	11,282	149,486
The Providence Service Corp. (a)	3,413	258,978
Tivity Health, Inc. (a)	10,506	377,691

		33,283,425

Health Care Distributors – 2.2%
Aceto Corp.	9,701	24,446
AmerisourceBergen Corp.	48,343	4,378,909
Cardinal Health, Inc.	92,986	5,966,912
Henry Schein, Inc. (a)	46,390	3,525,640
McKesson Corp.	61,618	9,625,348
Owens & Minor, Inc.	18,479	300,284
Patterson Cos., Inc.	25,719	598,738

		24,420,277

Health Care Facilities – 1.6%
Acadia Healthcare Co., Inc. (a)	22,071	785,286
Brookdale Senior Living, Inc. (a)	55,843	404,303
Capital Senior Living Corp. (a)	7,639	89,758
Community Health Systems, Inc. (a)	34,574	130,690
Encompass Health Corp.	29,057	1,767,247
HCA Healthcare, Inc. (a)	83,716	8,014,970
Kindred Healthcare, Inc.	26,210	233,269

	Shares	Value
LifePoint Health, Inc. (a)	11,575	$554,442
National HealthCare Corp.	3,190	195,483
Select Medical Holdings Corp. (a)	31,643	571,156
Surgery Partners, Inc. (a)	5,590	89,440
Tenet Healthcare Corp. (a)	29,723	711,569
The Ensign Group, Inc.	14,368	400,436
Universal Health Services, Inc. Class B	25,901	2,957,894
US Physical Therapy, Inc.	3,714	338,903

		17,244,846

Managed Health Care – 12.7%
Aetna, Inc.	96,383	17,257,376
Anthem, Inc.	75,890	17,909,281
Centene Corp. (a)	51,004	5,538,014
Cigna Corp.	72,871	12,520,695
HealthEquity, Inc. (a)	15,197	997,987
Humana, Inc.	42,224	12,421,456
Magellan Health, Inc. (a)	7,103	595,587
Molina Healthcare, Inc. (a)	12,656	1,053,612
Triple-S Management Corp. Class B (a)	6,610	187,394
UnitedHealth Group, Inc.	286,422	67,710,161
WellCare Health Plans, Inc. (a)	13,159	2,699,701

		138,891,264

TOTAL HEALTH CARE PROVIDERS & SERVICES		234,747,193

HEALTH CARE TECHNOLOGY – 1.3%
Health Care Technology – 1.3%
Allscripts Healthcare Solutions, Inc. (a)	50,604	588,018
athenahealth, Inc. (a)	11,828	1,448,575
Castlight Health, Inc. Class B (a)	19,131	71,741
Cerner Corp. (a)	88,425	5,150,756
Computer Programs & Systems, Inc.	3,482	103,938
Cotiviti Holdings, Inc. (a)	12,283	424,255
Evolent Health, Inc. Class A (a)	17,659	291,374
HealthStream, Inc. (a)	8,161	189,254
HMS Holdings Corp. (a)	25,083	451,745
Inovalon Holdings, Inc. Class A (a)	17,413	183,707
Medidata Solutions, Inc. (a)	17,279	1,233,029
Omnicell, Inc. (a)	11,211	483,194
Quality Systems, Inc. (a)	14,058	188,799
Teladoc, Inc. (a)	15,930	684,990
Veeva Systems, Inc. Class A (a)	33,844	2,373,480
Vocera Communications, Inc. (a)	7,816	195,947

TOTAL HEALTH CARE TECHNOLOGY		14,062,802

LIFE SCIENCES TOOLS & SERVICES – 5.9%
Life Sciences Tools & Services – 5.9%
Accelerate Diagnostics, Inc. (a)	10,064	223,421
Agilent Technologies, Inc.	95,121	6,253,255
Bio-Rad Laboratories, Inc. Class A (a)	6,193	1,571,226

Quarterly Report	4

Common Stocks – continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES – continued
Life Sciences Tools & Services – continued
Bio-Techne Corp.	11,072	$1,670,875
Bruker Corp.	32,185	950,423
Cambrex Corp. (a)	9,686	512,874
Charles River Laboratories International, Inc. (a)	13,998	1,458,452
Illumina, Inc. (a)	43,152	10,396,611
IQVIA Holdings, Inc. (a)	39,958	3,826,378
Luminex Corp.	11,679	249,347
Medpace Holdings, Inc. (a)	2,517	93,104
Mettler-Toledo International, Inc. (a)	7,560	4,233,071
NeoGenomics, Inc. (a)	17,478	167,439
Pacific Biosciences of California, Inc. (a)	32,659	84,260
PerkinElmer, Inc.	32,579	2,389,995
PRA Health Sciences, Inc. (a)	14,984	1,231,235
Syneos Health, Inc. (a)	16,962	646,252
Thermo Fisher Scientific, Inc.	118,520	24,930,682
Waters Corp. (a)	23,507	4,428,954

TOTAL LIFE SCIENCES TOOLS & SERVICES		65,317,854

PHARMACEUTICALS – 28.7%
Pharmaceuticals – 28.7%
Aclaris Therapeutics, Inc. (a)	7,046	125,067
Aerie Pharmaceuticals, Inc. (a)	9,221	472,115
Akcea Therapeutics, Inc. (a)	4,941	129,010
Akorn, Inc. (a)	28,119	405,757
Allergan PLC	98,300	15,103,795
Amphastar Pharmaceuticals, Inc. (a)	11,053	211,002
ANI Pharmaceuticals, Inc. (a)	2,390	141,846
Assembly Biosciences, Inc. (a)	4,941	214,835
Bristol-Myers Squibb Co.	483,750	25,217,887
Catalent, Inc. (a)	39,269	1,614,349
Collegium Pharmaceutical, Inc. (a)	6,200	146,630
Corcept Therapeutics, Inc. (a)	25,279	421,654
Depomed, Inc. (a)	16,182	101,623
Dermira, Inc. (a)	9,393	85,570
Eli Lilly & Co.	292,900	23,745,403
Endo International PLC (a)	60,095	344,344
Horizon Pharma PLC (a)	48,439	641,332
Impax Laboratories, Inc. (a)	20,810	391,228
Innoviva, Inc. (a)	22,268	322,886
Intersect ENT, Inc. (a)	7,735	309,013
Intra-Cellular Therapies, Inc. (a)	13,134	228,794
Jazz Pharmaceuticals PLC (a)	17,719	2,693,997
Johnson & Johnson	794,039	100,437,993
Lannett Co., Inc. (a)	8,611	134,332
Mallinckrodt PLC (a)	28,293	367,809

	Shares	Value
Merck & Co., Inc.	805,246	$47,404,832
Mylan N.V. (a)	134,769	5,223,646
MyoKardia, Inc. (a)	6,422	317,247
Nektar Therapeutics (a)	46,542	3,893,704
Omeros Corp. (a)	13,502	193,754
Pacira Pharmaceuticals, Inc. (a)	12,126	401,371
Paratek Pharmaceuticals, Inc. (a)	7,865	84,156
Perrigo Co. PLC	37,465	2,927,515
Pfizer, Inc.	1,761,772	64,498,473
Phibro Animal Health Corp. Class A	5,708	241,448
Prestige Brands Holdings, Inc. (a)	15,676	461,501
Reata Pharmaceuticals, Inc. Class A (a)	3,876	102,481
Revance Therapeutics, Inc. (a)	8,564	239,364
Supernus Pharmaceuticals, Inc. (a)	15,151	710,582
Teligent, Inc. (a)	12,609	37,827
The Medicines Co. (a)	21,434	644,949
TherapeuticsMD, Inc. (a)	51,447	282,958
Theravance Biopharma, Inc. (a)	12,595	303,162
WaVe Life Sciences Ltd. (a)	3,269	145,307
Zoetis, Inc.	144,025	12,023,207
Zogenix, Inc. (a)	9,746	383,018

TOTAL PHARMACEUTICALS		314,528,773

TOTAL COMMON STOCKS (Cost $1,012,532,131)		1,096,717,129

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.56% (c) (Cost $709,189)	709,189	709,189

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $1,013,241,320)		1,097,426,318

NET OTHER ASSETS (LIABILITIES) – 0.0%		118,722

NET ASSETS – 100.0%		$1,097,545,040

Legend

(a)	Non-income producing.

(b)	Level 3 security.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

5	Quarterly Report

Investments (Unaudited) – continued

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,096,717,129	$1,096,605,434	$—	$111,695
Money Market Funds	709,189	709,189	—	—

Total Investments in Securities:	$1,097,426,318	$1,097,314,623	$—	$111,695

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

7	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Industrials Index ETF

April 30, 2018

T06-QTLY-0618

1.9584812.104

Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AEROSPACE & DEFENSE – 25.2%
Aerospace & Defense – 25.2%
AAR Corp.	6,498	$281,363
Aerojet Rocketdyne Holdings, Inc. (a)	12,500	349,250
Aerovironment, Inc. (a)	4,236	230,862
Arconic, Inc.	84,708	1,508,649
Astronics Corp. (a)	4,437	162,305
Axon Enterprise, Inc. (a)	10,370	435,333
BWX Technologies, Inc.	17,539	1,189,144
Cubic Corp.	5,057	312,270
Curtiss-Wright Corp.	8,207	1,050,824
Engility Holdings, Inc. (a)	3,889	98,858
Esterline Technologies Corp. (a)	5,262	378,075
General Dynamics Corp.	49,710	10,007,120
Harris Corp.	23,339	3,650,686
HEICO Corp.	6,638	583,148
HEICO Corp. Class A	11,746	847,474
Hexcel Corp.	17,603	1,170,071
Huntington Ingalls Industries, Inc.	8,868	2,156,786
KLX, Inc. (a)	10,097	789,888
Kratos Defense & Security Solutions, Inc. (a)	16,945	169,619
L3 Technologies, Inc.	15,312	2,999,315
Lockheed Martin Corp.	50,545	16,216,858
Mercury Systems, Inc. (a)	9,444	302,964
Moog, Inc. Class A (a)	6,314	517,559
National Presto Industries, Inc.	948	90,771
Northrop Grumman Corp.	32,391	10,431,198
Orbital ATK, Inc.	11,305	1,496,556
Raytheon Co.	56,620	11,603,703
Rockwell Collins, Inc.	31,902	4,228,291
Spirit AeroSystems Holdings, Inc. Class A	22,609	1,817,085
Teledyne Technologies, Inc. (a)	6,606	1,235,917
Textron, Inc.	51,602	3,206,548
The Boeing Co.	110,819	36,964,786
The KEYW Holding Corp. (a)	8,700	67,338
TransDigm Group, Inc.	10,182	3,264,044
Triumph Group, Inc.	9,757	230,753
United Technologies Corp.	148,590	17,853,089
Wesco Aircraft Holdings, Inc. (a)	10,740	108,474

TOTAL AEROSPACE & DEFENSE		138,006,974

AIR FREIGHT & LOGISTICS – 6.5%
Air Freight & Logistics – 6.5%
Air Transport Services Group, Inc. (a)	2,970	60,113
Atlas Air Worldwide Holdings, Inc. (a)	1,243	78,806
CH Robinson Worldwide, Inc.	27,316	2,513,891
Echo Global Logistics, Inc. (a)	4,876	133,115
Expeditors International of Washington, Inc.	34,837	2,224,691
FedEx Corp.	49,894	12,333,797

	Shares	Value
Forward Air Corp.	5,833	$314,924
Hub Group, Inc. Class A (a)	6,614	290,685
United Parcel Service, Inc. Class B	134,568	15,273,468
XPO Logistics, Inc. (a)	23,496	2,282,871

TOTAL AIR FREIGHT & LOGISTICS		35,506,361

AIRLINES – 1.1%
Airlines – 1.1%
Allegiant Travel Co.	776	124,354
American Airlines Group, Inc.	23,463	1,007,267
Delta Air Lines, Inc.	34,859	1,820,337
Hawaiian Holdings, Inc. (a)	2,510	103,412
SkyWest, Inc.	2,506	142,591
Southwest Airlines Co.	29,093	1,536,983
Spirit Airlines, Inc. (a)	3,356	119,876
United Continental Holdings, Inc. (a)	14,522	980,816

TOTAL AIRLINES		5,835,636

BUILDING PRODUCTS – 4.1%
Building Products – 4.1%
AAON, Inc.	8,157	277,338
Advanced Drainage Systems, Inc.	7,617	191,948
Allegion PLC	18,576	1,433,696
American Woodmark Corp. (a)	2,859	235,010
AO Smith Corp.	28,593	1,754,181
Apogee Enterprises, Inc.	5,659	232,641
Armstrong Flooring, Inc. (a)	3,743	46,226
Armstrong World Industries, Inc. (a)	7,795	436,520
Builders FirstSource, Inc. (a)	22,085	402,610
Continental Building Products, Inc. (a)	7,303	205,214
CSW Industrials, Inc. (a)	3,089	133,908
Fortune Brands Home & Security, Inc.	29,672	1,622,762
Gibraltar Industries, Inc. (a)	5,870	206,330
Griffon Corp.	6,022	119,838
Insteel Industries, Inc.	3,547	106,516
JELD-WEN Holding, Inc. (a)	14,998	421,594
Johnson Controls International PLC	181,284	6,140,089
Lennox International, Inc.	7,370	1,425,137
Masco Corp.	61,655	2,334,875
Masonite International Corp. (a)	5,581	338,767
NCI Building Systems, Inc. (a)	8,361	146,317
Owens Corning	21,756	1,424,800
Patrick Industries, Inc. (a)	4,651	264,642
PGT Innovations, Inc. (a)	9,742	169,998
Quanex Building Products Corp.	6,224	106,742
Simpson Manufacturing Co., Inc.	7,909	432,464
Trex Co., Inc. (a)	5,758	598,141
Universal Forest Products, Inc.	12,070	384,792
USG Corp. (a)	18,029	725,307

TOTAL BUILDING PRODUCTS		22,318,403

Quarterly Report	2

Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 5.9%
Commercial Printing – 0.3%
Brady Corp. Class A	9,444	$343,761
Deluxe Corp.	9,403	644,482
Ennis, Inc.	5,073	90,807
InnerWorkings, Inc. (a)	9,778	98,758
LSC Communications, Inc.	6,754	118,060
Multi-Color Corp.	2,795	181,535
Quad/Graphics, Inc.	5,981	147,790
RR Donnelley & Sons Co.	13,577	114,726

		1,739,919

Diversified Support Services – 1.6%
Cintas Corp.	17,704	3,014,991
Copart, Inc. (a)	40,706	2,079,263
Healthcare Services Group, Inc.	14,316	553,027
KAR Auction Services, Inc.	26,531	1,379,347
Matthews International Corp. Class A	6,288	309,055
McGrath RentCorp	4,526	266,717
Mobile Mini, Inc.	8,630	362,460
UniFirst Corp.	3,030	486,618
Viad Corp.	3,971	201,528
VSE Corp.	1,725	88,475

		8,741,481

Environmental & Facilities Services – 3.4%
ABM Industries, Inc.	12,732	396,347
Advanced Disposal Services, Inc. (a)	12,111	266,927
Casella Waste Systems, Inc. Class A (a)	7,657	187,673
Clean Harbors, Inc. (a)	10,598	485,388
Covanta Holding Corp.	23,157	345,039
Republic Services, Inc.	45,836	2,964,673
Rollins, Inc.	19,156	929,449
SP Plus Corp. (a)	4,440	156,066
Stericycle, Inc. (a)	16,727	982,042
Team, Inc. (a)	6,017	101,988
Tetra Tech, Inc.	10,923	528,673
US Ecology, Inc.	4,254	226,738
Waste Connections, Inc.	51,625	3,732,488
Waste Management, Inc.	85,047	6,913,471

		18,216,962

Office Services & Supplies – 0.5%
ACCO Brands Corp. (a)	20,902	251,869
Essendant, Inc.	7,241	53,873
Herman Miller, Inc.	11,631	357,072
HNI Corp.	8,510	284,149
Interface, Inc.	11,813	259,886
Kimball International, Inc. Class B	7,322	120,959
Knoll, Inc.	9,550	182,118
MSA Safety, Inc.	6,689	580,873
Pitney Bowes, Inc.	36,626	374,318
Steelcase, Inc. Class A	16,780	222,335

		2,687,452

	Shares	Value
Security & Alarm Services – 0.1%
The Brink’s Co.	8,918	$658,149

TOTAL COMMERCIAL SERVICES & SUPPLIES		32,043,963

CONSTRUCTION & ENGINEERING – 1.8%
Construction & Engineering – 1.8%
AECOM (a)	30,797	1,060,649
Aegion Corp. (a)	6,483	147,099
Argan, Inc.	2,821	112,840
Chicago Bridge & Iron Co. N.V.	19,962	301,426
Comfort Systems USA, Inc.	7,264	306,541
Dycom Industries, Inc. (a)	6,075	630,949
EMCOR Group, Inc.	11,530	848,493
Fluor Corp.	27,427	1,616,822
Granite Construction, Inc.	7,789	407,988
Great Lakes Dredge & Dock Corp. (a)	10,457	48,102
Jacobs Engineering Group, Inc.	24,896	1,446,209
KBR, Inc.	27,372	456,839
MasTec, Inc. (a)	12,914	568,216
MYR Group, Inc. (a)	3,136	94,080
NV5 Global, Inc. (a)	1,562	91,924
Primoris Services Corp.	8,031	205,513
Quanta Services, Inc. (a)	30,441	989,332
Tutor Perini Corp. (a)	7,687	158,736
Valmont Industries, Inc.	4,431	629,645

TOTAL CONSTRUCTION & ENGINEERING		10,121,403

ELECTRICAL EQUIPMENT – 5.3%
Electrical Components & Equipment – 5.3%
Acuity Brands, Inc.	8,235	986,306
AMETEK, Inc.	45,273	3,160,055
Atkore International Group, Inc. (a)	7,726	137,291
Eaton Corp. PLC	86,299	6,475,014
Emerson Electric Co.	125,709	8,348,335
Encore Wire Corp.	4,113	216,549
EnerSys	8,258	566,169
Generac Holdings, Inc. (a)	12,197	548,987
General Cable Corp.	9,837	291,667
Hubbell, Inc.	10,166	1,055,841
Plug Power, Inc. (a)	44,160	80,813
Powell Industries, Inc.	1,600	48,080
Regal-Beloit Corp.	8,640	615,168
Rockwell Automation, Inc.	25,153	4,138,423
Sensata Technologies Holding PLC	33,709	1,709,721
Sunrun, Inc. (a)	13,320	122,810
Thermon Group Holdings, Inc. (a)	6,266	142,802
Vicor Corp. (a)	3,565	127,805

		28,771,836

Heavy Electrical Equipment – 0.0%
AZZ, Inc.	5,091	226,804

TOTAL ELECTRICAL EQUIPMENT		28,998,640

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
INDUSTRIAL CONGLOMERATES – 13.5%
Industrial Conglomerates – 13.5%
3M Co.	116,656	$22,676,760
Carlisle Cos., Inc.	12,155	1,309,458
General Electric Co.	1,698,528	23,898,289
Honeywell International, Inc.	141,752	20,508,679
Raven Industries, Inc.	7,054	258,176
Roper Industries, Inc.	20,045	5,295,689

TOTAL INDUSTRIAL CONGLOMERATES		73,947,051

INTERNET SOFTWARE & SERVICES – 0.6%
Commercial Printing – 0.1%
Cimpress N.V. (a)	4,555	655,054

Research & Consulting Services – 0.5%
CoStar Group, Inc. (a)	7,080	2,595,953

TOTAL INTERNET SOFTWARE & SERVICES		3,251,007

MACHINERY – 18.9%
Agricultural & Farm Machinery – 1.7%
AGCO Corp.	12,489	782,811
Deere & Co.	53,491	7,238,937
Lindsay Corp.	2,083	183,012
The Toro Co.	21,067	1,230,102
Titan International, Inc.	10,039	103,402

		9,538,264

Construction & Farm Machinery & Heavy Trucks – 6.4%
Alamo Group, Inc.	1,931	211,387
Allison Transmission Holdings, Inc.	25,027	975,803
American Railcar Industries, Inc.	1,496	56,773
Astec Industries, Inc.	3,853	214,073
Caterpillar, Inc.	116,526	16,821,693
Cummins, Inc.	30,863	4,933,759
Douglas Dynamics, Inc.	4,423	184,660
Federal Signal Corp.	11,871	257,126
Meritor, Inc. (a)	16,368	318,685
Navistar International Corp. (a)	8,658	301,385
Oshkosh Corp.	14,729	1,062,845
PACCAR, Inc.	68,838	4,382,916
REV Group, Inc.	5,672	102,380
Spartan Motors, Inc.	6,557	117,042
Terex Corp.	16,487	602,105
The Greenbrier Cos., Inc.	5,579	244,639
The Manitowoc Co., Inc. (a)	6,622	163,232
Trinity Industries, Inc.	26,740	852,204
Wabash National Corp.	11,551	231,713
WABCO Holdings, Inc. (a)	9,987	1,288,223
Wabtec Corp.	16,946	1,504,974

		34,827,617

Industrial Machinery – 10.8%
Actuant Corp. Class A	11,791	277,678
Albany International Corp. Class A	5,708	337,628
Altra Industrial Motion Corp.	5,722	238,321
Barnes Group, Inc.	9,958	552,968

	Shares	Value
Briggs & Stratton Corp.	8,321	$150,028
Chart Industries, Inc. (a)	5,708	323,872
CIRCOR International, Inc.	2,746	116,348
Colfax Corp. (a)	17,993	557,963
Columbus McKinnon Corp.	4,061	145,709
Crane Co.	9,317	779,274
Donaldson Co., Inc.	24,205	1,071,313
Dover Corp.	30,515	2,828,740
Energy Recovery, Inc. (a)	6,607	56,093
EnPro Industries, Inc.	4,180	314,127
ESCO Technologies, Inc.	5,049	281,987
Flowserve Corp.	25,620	1,137,784
Fortive Corp.	61,239	4,305,714
Franklin Electric Co., Inc.	7,786	319,226
Gardner Denver Holdings, Inc. (a)	15,403	487,197
Global Brass & Copper Holdings, Inc.	4,223	126,690
Graco, Inc.	32,923	1,448,283
Harsco Corp. (a)	15,722	321,515
Hillenbrand, Inc.	12,286	569,456
Hyster-Yale Materials Handling, Inc.	1,566	111,499
IDEX Corp.	14,945	1,997,549
Illinois Tool Works, Inc.	60,393	8,577,014
Ingersoll-Rand PLC	48,917	4,103,647
ITT, Inc.	17,266	844,135
John Bean Technologies Corp.	6,186	666,541
Kadant, Inc.	2,138	197,230
Kennametal, Inc.	15,804	576,056
Lincoln Electric Holdings, Inc.	11,565	958,392
Lydall, Inc. (a)	3,358	149,767
Milacron Holdings Corp. (a)	13,682	246,686
Mueller Industries, Inc.	10,710	291,098
Mueller Water Products, Inc. Class A	30,888	302,393
NN, Inc.	5,042	102,353
Nordson Corp.	10,156	1,306,062
Omega Flex, Inc.	596	38,919
Parker Hannifin Corp.	26,079	4,293,125
Park-Ohio Holdings Corp.	1,542	58,442
Pentair PLC	33,807	2,274,535
Proto Labs, Inc. (a)	4,948	589,554
RBC Bearings, Inc. (a)	4,750	552,805
Rexnord Corp. (a)	20,399	561,176
Snap-on, Inc.	11,176	1,623,314
SPX Corp. (a)	8,419	266,377
SPX FLOW, Inc. (a)	8,248	371,160
Standex International Corp.	2,487	241,115
Stanley Black & Decker, Inc.	30,024	4,251,098
Sun Hydraulics Corp.	5,570	270,535
Tennant Co.	3,508	259,592
The Gorman-Rupp Co.	3,593	113,108
The Middleby Corp. (a)	10,963	1,379,584
The Timken Co.	13,728	586,872
Trimas Corp. (a)	8,923	241,813
Watts Water Technologies, Inc. Class A	5,160	384,420
Welbilt, Inc. (a)	25,921	496,646

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
Woodward, Inc.	10,798	$776,808
Xylem, Inc.	35,194	2,565,643

		59,374,977

TOTAL MACHINERY		103,740,858

MARINE – 0.1%
Marine – 0.1%
Kirby Corp. (a)	2,923	249,332
Matson, Inc.	2,101	61,412

TOTAL MARINE		310,744

PROFESSIONAL SERVICES – 4.2%
Human Resource & Employment Services – 1.1%
ASGN, Inc. (a)	9,684	780,821
GP Strategies Corp. (a)	2,419	50,436
Heidrick & Struggles International, Inc.	3,762	141,639
Insperity, Inc.	7,379	592,165
Kelly Services, Inc. Class A	6,204	181,529
Kforce, Inc.	4,596	122,024
Korn/Ferry International	10,533	563,094
ManpowerGroup, Inc.	12,997	1,244,073
Robert Half International, Inc.	24,587	1,493,660
TriNet Group, Inc. (a)	8,122	419,502
TrueBlue, Inc. (a)	8,111	216,158
WageWorks, Inc. (a)	7,697	320,580

		6,125,681

Research & Consulting Services – 3.1%
CBIZ, Inc. (a)	10,179	189,329
Equifax, Inc.	23,530	2,636,537
Exponent, Inc.	5,051	436,407
Forrester Research, Inc.	1,733	68,973
FTI Consulting, Inc. (a)	7,445	434,788
Huron Consulting Group, Inc. (a)	4,300	161,035
ICF International, Inc. (a)	3,638	244,110
IHS Markit Ltd. (a)	78,110	3,837,544
Mistras Group, Inc. (a)	3,272	63,706
Navigant Consulting, Inc. (a)	8,960	191,654
Nielsen Holdings PLC	69,820	2,195,839
Resources Connection, Inc.	5,716	89,455
RPX Corp. (a)	8,675	93,950
The Dun & Bradstreet Corp.	7,224	833,000
TransUnion (a)	35,752	2,320,662
Verisk Analytics, Inc. (a)	30,647	3,262,373

		17,059,362

TOTAL PROFESSIONAL SERVICES		23,185,043

ROAD & RAIL – 9.2%
Railroads – 7.6%
CSX Corp.	166,293	9,876,141
Genesee & Wyoming, Inc. Class A (a)	12,031	856,607

	Shares	Value
Kansas City Southern	20,250	$2,159,258
Norfolk Southern Corp.	56,045	8,040,776
Union Pacific Corp.	154,176	20,602,539

		41,535,321

Trucking – 1.6%
AMERCO	1,338	451,602
ArcBest Corp.	4,778	153,374
Avis Budget Group, Inc. (a)	14,376	710,318
Covenant Transportation Group, Inc. Class A (a)	2,378	65,990
Daseke, Inc. (a)	7,662	63,441
Heartland Express, Inc.	8,934	159,293
Hertz Global Holdings, Inc. (a)	9,842	215,540
JB Hunt Transport Services, Inc.	17,213	2,021,323
Knight-Swift Transportation Holdings, Inc.	26,148	1,020,033
Landstar System, Inc.	8,188	832,310
Marten Transport Ltd.	7,988	155,766
Old Dominion Freight Line, Inc.	12,113	1,621,446
Roadrunner Transportation Systems, Inc. (a)	5,910	12,707
Ryder System, Inc.	10,403	701,474
Saia, Inc. (a)	4,964	327,872
Universal Logistics Holdings, Inc.	1,803	39,576
Werner Enterprises, Inc.	9,266	317,824
YRC Worldwide, Inc. (a)	6,596	54,879

		8,924,768

TOTAL ROAD & RAIL		50,460,089

TRADING COMPANIES & DISTRIBUTORS – 3.4%
Trading Companies & Distributors – 3.4%
Air Lease Corp.	19,146	798,197
Aircastle Ltd.	10,762	210,935
Applied Industrial Technologies, Inc.	7,595	485,700
Beacon Roofing Supply, Inc. (a)	13,277	649,909
BMC Stock Holdings, Inc. (a)	11,946	206,069
CAI International, Inc. (a)	3,016	67,800
DXP Enterprises, Inc. (a)	3,247	117,866
Fastenal Co.	56,311	2,814,987
Foundation Building Materials, Inc. (a)	3,825	53,741
GATX Corp.	7,130	465,161
GMS, Inc. (a)	6,485	202,073
H&E Equipment Services, Inc.	6,250	202,188
HD Supply Holdings, Inc. (a)	34,773	1,346,063
Herc Holdings, Inc. (a)	4,170	219,551
Kaman Corp.	4,607	279,368
MRC Global, Inc. (a)	18,403	344,688
MSC Industrial Direct Co., Inc. Class A	8,742	755,658
Nexeo Solutions, Inc. (a)	5,279	53,793

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – continued
Trading Companies & Distributors – continued
NOW, Inc. (a)	20,885	$253,335
Rush Enterprises, Inc. Class A (a)	6,181	252,370
Rush Enterprises, Inc. Class B (a)	902	35,097
SiteOne Landscape Supply, Inc. (a)	7,784	533,204
Titan Machinery, Inc. (a)	3,604	69,629
Triton International Ltd. (a)	12,708	394,075
United Rentals, Inc. (a)	16,567	2,485,050
Univar, Inc. (a)	22,014	606,706
Veritiv Corp. (a)	2,326	88,504
Watsco, Inc.	5,959	997,656
WESCO International, Inc. (a)	9,218	548,932
WW Grainger, Inc.	10,602	2,982,873

TOTAL TRADING COMPANIES & DISTRIBUTORS		18,521,178

TRANSPORTATION INFRASTRUCTURE – 0.1%
Airport Services – 0.1%
Macquarie Infrastructure Corp.	15,753	597,039

TOTAL COMMON STOCKS (Cost $522,504,315)		546,844,389

Money Market Funds – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.56% (b) (Cost $318,008)	318,008	$318,008

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $522,822,323)		547,162,397

NET OTHER ASSETS (LIABILITIES) – 0.0%		232,858

NET ASSETS – 100.0%		$547,395,255

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

7	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Information Technology Index ETF

April 30, 2018

T07-QTLY-0618

1.9584814.104

Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 5.1%
Communications Equipment – 5.1%
Acacia Communications, Inc. (a)	4,834	$136,077
ADTRAN, Inc.	13,382	196,046
Applied Optoelectronics, Inc. (a)	5,183	165,649
Arista Networks, Inc. (a)	13,372	3,537,563
ARRIS International PLC (a)	50,055	1,351,485
CalAmp Corp. (a)	9,917	195,861
Ciena Corp. (a)	40,289	1,037,442
Cisco Systems, Inc.	1,391,993	61,651,370
CommScope Holding Co., Inc. (a)	53,959	2,062,313
Comtech Telecommunications Corp.	6,958	212,845
EchoStar Corp. Class A (a)	13,538	711,286
Extreme Networks, Inc. (a)	31,919	341,533
F5 Networks, Inc. (a)	17,591	2,868,916
Finisar Corp. (a)	31,907	497,111
Infinera Corp. (a)	42,838	502,061
InterDigital, Inc.	9,741	725,217
Juniper Networks, Inc.	105,791	2,601,401
Lumentum Holdings, Inc. (a)	17,449	880,302
Mitel Networks Corp. (a)	24,697	275,619
Motorola Solutions, Inc.	45,706	5,019,890
NETGEAR, Inc. (a)	9,025	499,082
Netscout Systems, Inc. (a)	23,263	631,590
Oclaro, Inc. (a)	46,693	369,809
Palo Alto Networks, Inc. (a)	25,834	4,973,303
Plantronics, Inc.	9,291	605,309
Quantenna Communications, Inc. (a)	3,692	46,778
Ribbon Communications, Inc. (a)	13,421	78,110
Ubiquiti Networks, Inc. (a)	7,641	544,498
ViaSat, Inc. (a)	15,469	989,707
Viavi Solutions, Inc. (a)	64,665	611,084

TOTAL COMMUNICATIONS EQUIPMENT		94,319,257

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.6%
Electronic Components – 1.0%
Amphenol Corp. Class A	86,066	7,204,585
AVX Corp.	14,288	210,891
Belden, Inc.	11,898	732,917
Corning, Inc.	244,639	6,610,146
Dolby Laboratories, Inc. Class A	16,719	1,000,131
II-VI, Inc. (a)	15,680	597,408
Knowles Corp. (a)	24,700	316,160
Littelfuse, Inc.	6,958	1,300,589
Rogers Corp. (a)	5,085	542,569
Vishay Intertechnology, Inc.	37,573	663,163

		19,178,559

Electronic Equipment & Instruments – 1.0%
Badger Meter, Inc.	8,385	355,943
Cognex Corp.	48,762	2,255,243
Coherent, Inc. (a)	7,046	1,185,278

	Shares	Value
Control4 Corp. (a)	6,559	$136,690
Daktronics, Inc.	9,933	89,496
Electro Scientific Industries, Inc.	8,395	151,110
FARO Technologies, Inc. (a)	4,876	246,238
Fitbit, Inc. Class A (a)	50,525	280,414
FLIR Systems, Inc.	38,985	2,087,647
Itron, Inc. (a)	9,840	643,536
Keysight Technologies, Inc. (a)	52,362	2,706,068
Mesa Laboratories, Inc.	946	159,221
MTS Systems Corp.	5,180	263,144
National Instruments Corp.	33,138	1,355,013
Novanta, Inc. (a)	9,114	535,903
OSI Systems, Inc. (a)	4,992	319,588
Trimble, Inc. (a)	70,743	2,447,708
VeriFone Systems, Inc. (a)	31,533	725,574
Zebra Technologies Corp. Class A (a)	14,942	2,014,630

		17,958,444

Electronic Manufacturing Services – 1.0%
Benchmark Electronics, Inc.	13,993	368,016
CTS Corp.	9,105	272,695
Fabrinet (a)	10,650	300,437
Flex Ltd. (a)	149,360	1,941,680
IPG Photonics Corp. (a)	10,604	2,258,970
Jabil, Inc.	44,554	1,185,136
KEMET Corp. (a)	14,163	243,887
Kimball Electronics, Inc. (a)	7,704	122,108
Methode Electronics, Inc.	9,856	393,254
Park Electrochemical Corp.	5,658	96,356
Plexus Corp. (a)	9,419	516,538
Sanmina Corp. (a)	20,236	596,962
TE Connectivity Ltd.	99,016	9,084,718
TTM Technologies, Inc. (a)	24,777	345,391

		17,726,148

Semiconductors – 0.1%
Universal Display Corp.	11,935	1,050,877

Technology Distributors – 0.5%
Anixter International, Inc. (a)	8,416	495,702
Arrow Electronics, Inc. (a)	24,701	1,846,153
Avnet, Inc.	33,984	1,333,192
CDW Corp.	42,988	3,064,615
ePlus, Inc. (a)	4,054	323,712
Insight Enterprises, Inc. (a)	9,924	351,806
PC Connection, Inc.	3,431	91,573
ScanSource, Inc. (a)	7,035	241,300
SYNNEX Corp.	8,387	840,126
Systemax, Inc.	4,160	130,749
Tech Data Corp. (a)	10,676	814,045

		9,532,973

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		65,447,001

Quarterly Report	2

Common Stocks – continued
	Shares	Value
INTERNET SOFTWARE & SERVICES – 18.9%
Internet Software & Services – 18.9%
2U, Inc. (a)	14,692	$1,182,559
Akamai Technologies, Inc. (a)	47,539	3,406,169
Alarm.com Holdings, Inc. (a)	4,841	195,480
Alphabet, Inc. Class A (a)	83,986	85,546,460
Alphabet, Inc. Class C (a)	88,564	90,098,814
ANGI Homeservices, Inc. Class A (a)	10,715	143,152
Benefitfocus, Inc. (a)	4,401	132,910
Blucora, Inc. (a)	12,216	317,616
Box, Inc. Class A (a)	31,743	725,645
Carbonite, Inc. (a)	6,183	192,291
Cars.com, Inc. (a)	19,007	541,319
ChannelAdvisor Corp. (a)	6,294	83,710
Cision Ltd. (a)	10,089	135,092
CommerceHub, Inc. Series A (a)	3,553	80,547
CommerceHub, Inc. Series C (a)	7,905	179,206
Cornerstone OnDemand, Inc. (a)	14,703	648,843
Coupa Software, Inc. (a)	7,599	352,366
eBay, Inc. (a)	279,289	10,579,467
Endurance International Group Holdings, Inc. (a)	19,077	140,216
Envestnet, Inc. (a)	12,537	680,759
Etsy, Inc. (a)	23,983	718,051
Facebook, Inc. Class A (a)	671,495	115,497,140
Five9, Inc. (a)	12,646	371,413
GoDaddy, Inc. Class A (a)	39,196	2,530,494
Gogo, Inc. (a)	15,364	144,729
GrubHub, Inc. (a)	23,135	2,339,874
GTT Communications, Inc. (a)	9,311	447,394
Hortonworks, Inc. (a)	13,894	235,225
IAC/InterActiveCorp. (a)	21,429	3,474,498
Instructure, Inc. (a)	7,976	323,427
j2 Global, Inc.	13,734	1,090,205
Limelight Networks, Inc. (a)	30,737	158,603
LivePerson, Inc. (a)	14,855	249,564
LogMeIn, Inc.	14,781	1,628,866
Match Group, Inc. (a)	14,204	669,293
MercadoLibre, Inc.	11,828	4,016,907
MINDBODY, Inc. Class A (a)	8,481	336,272
New Relic, Inc. (a)	9,395	656,617
NIC, Inc.	17,643	261,999
Nutanix, Inc. Class A (a)	30,233	1,529,487
Pandora Media, Inc. (a)	71,012	398,377
Q2 Holdings, Inc. (a)	8,946	440,591
Quotient Technology, Inc. (a)	20,467	274,258
Shutterstock, Inc. (a)	5,528	232,950
SPS Commerce, Inc. (a)	4,881	334,690
Stamps.com, Inc. (a)	4,673	1,064,276
The Trade Desk, Inc. Class A (a)	8,334	426,451
TrueCar, Inc. (a)	21,283	210,702
Tucows, Inc. Class A (a)	2,141	135,418

	Shares	Value
Twilio, Inc. Class A (a)	18,384	$775,989
Twitter, Inc. (a)	177,649	5,384,541
VeriSign, Inc. (a)	24,932	2,927,515
Web.com Group, Inc. (a)	10,957	203,800
XO Group, Inc. (a)	6,987	151,478
Yelp, Inc. (a)	22,258	998,271
Yext, Inc. (a)	8,942	119,286
Zillow Group, Inc. Class C (a)	30,230	1,465,853

TOTAL INTERNET SOFTWARE & SERVICES		347,587,125

IT SERVICES – 17.7%
Data Processing & Outsourced Services – 12.3%
Alliance Data Systems Corp.	14,020	2,846,761
Automatic Data Processing, Inc.	124,944	14,753,388
Black Knight, Inc. (a)	38,081	1,852,641
Blackhawk Network Holdings, Inc. (a)	15,015	674,174
Broadridge Financial Solutions, Inc.	32,767	3,512,950
Cardtronics PLC Class A (a)	13,096	343,770
Cass Information Systems, Inc.	3,597	217,547
Conduent, Inc. (a)	50,752	987,634
Convergys Corp.	26,132	610,444
CoreLogic, Inc. (a)	23,147	1,145,777
CSG Systems International, Inc.	9,427	403,381
Euronet Worldwide, Inc. (a)	14,228	1,111,349
Everi Holdings, Inc. (a)	18,647	119,527
EVERTEC, Inc.	17,069	311,509
ExlService Holdings, Inc. (a)	9,663	558,618
Fidelity National Information Services, Inc.	93,945	8,921,957
First Data Corp. Class A (a)	128,379	2,323,660
Fiserv, Inc. (a)	117,335	8,314,358
FleetCor Technologies, Inc. (a)	25,241	5,231,955
Global Payments, Inc.	44,756	5,059,666
Jack Henry & Associates, Inc.	21,765	2,600,482
Mastercard, Inc. Class A	264,468	47,146,710
MAXIMUS, Inc.	18,275	1,235,938
MoneyGram International, Inc. (a)	8,380	73,241
Net 1 UEPS Technologies, Inc. (a)	15,476	127,522
Paychex, Inc.	91,060	5,515,504
PayPal Holdings, Inc. (a)	321,504	23,987,413
Sabre Corp.	61,832	1,276,212
Square, Inc. Class A (a)	75,606	3,579,188
Sykes Enterprises, Inc. (a)	10,721	308,336
Syntel, Inc. (a)	9,118	263,328
The Western Union Co.	129,056	2,548,856
Total System Services, Inc.	46,540	3,912,152
Travelport Worldwide Ltd.	35,294	604,939
TTEC Holdings, Inc.	4,643	148,576
Visa, Inc. Class A	510,622	64,787,719
WEX, Inc. (a)	10,883	1,762,175
Worldpay, Inc. Class A (a)	83,548	6,785,769

		225,965,126

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
IT Consulting & Other Services – 5.4%
Accenture PLC Class A	173,089	$26,171,057
Acxiom Corp. (a)	22,643	588,265
Booz Allen Hamilton Holding Corp.	40,978	1,623,958
CACI International, Inc. Class A (a)	6,940	1,048,287
Cognizant Technology Solutions Corp. Class A	166,040	13,585,393
DXC Technology Co.	80,265	8,272,111
EPAM Systems, Inc. (a)	14,123	1,614,965
Gartner, Inc. (a)	25,544	3,098,232
International Business Machines Corp.	247,643	35,898,329
Leidos Holdings, Inc.	40,403	2,595,085
ManTech International Corp. Class A	7,240	427,812
Perficient, Inc. (a)	9,872	244,134
Presidio, Inc. (a)	9,019	138,171
Science Applications International Corp.	12,276	1,053,158
ServiceSource International, Inc. (a)	20,613	78,123
Teradata Corp. (a)	33,986	1,390,707
The Hackett Group, Inc.	6,438	104,360
Unisys Corp. (a)	14,094	157,853
Virtusa Corp. (a)	7,786	374,818

		98,464,818

TOTAL IT SERVICES		324,429,944

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 15.9%
Semiconductor Equipment – 2.1%
Advanced Energy Industries, Inc. (a)	11,200	666,960
Amkor Technology, Inc. (a)	30,442	252,060
Applied Materials, Inc.	300,416	14,921,663
Axcelis Technologies, Inc. (a)	8,700	191,400
Brooks Automation, Inc.	19,881	494,639
Cabot Microelectronics Corp.	7,076	717,860
Cohu, Inc.	7,794	166,792
Entegris, Inc.	39,635	1,276,247
FormFactor, Inc. (a)	20,752	238,129
Ichor Holdings Ltd. (a)	5,641	124,666
KLA-Tencor Corp.	44,126	4,489,379
Kulicke & Soffa Industries, Inc. (a)	19,861	454,618
Lam Research Corp.	45,613	8,441,142
MKS Instruments, Inc.	15,301	1,566,822
Nanometrics, Inc. (a)	6,958	172,698
PDF Solutions, Inc. (a)	7,793	86,892
Photronics, Inc. (a)	19,250	147,262
Rudolph Technologies, Inc. (a)	8,517	215,906
SolarEdge Technologies, Inc. (a)	7,749	407,985
Teradyne, Inc.	55,127	1,794,384
Ultra Clean Holdings, Inc. (a)	10,744	188,127
Veeco Instruments, Inc. (a)	13,555	209,425

	Shares	Value
Versum Materials, Inc.	30,665	$1,078,795
Xcerra Corp. (a)	15,823	191,142
Xperi Corp.	13,665	300,630

		38,795,623

Semiconductors – 13.8%
Advanced Micro Devices, Inc. (a)	230,721	2,510,244
Alpha & Omega Semiconductor Ltd. (a)	5,039	76,391
Ambarella, Inc. (a)	9,355	435,849
Analog Devices, Inc.	103,734	9,061,165
Broadcom, Inc.	114,877	26,355,081
Cavium, Inc. (a)	19,481	1,461,270
CEVA, Inc. (a)	6,254	203,880
Cirrus Logic, Inc. (a)	17,825	650,078
Cree, Inc. (a)	27,563	1,028,651
Cypress Semiconductor Corp.	94,420	1,376,644
Diodes, Inc. (a)	11,305	322,758
First Solar, Inc. (a)	22,029	1,562,076
Impinj, Inc. (a)	4,405	54,137
Inphi Corp. (a)	10,825	309,379
Integrated Device Technology, Inc. (a)	37,465	1,042,651
Intel Corp.	1,317,765	68,023,029
Lattice Semiconductor Corp. (a)	31,737	172,015
MACOM Technology Solutions Holdings, Inc. (a)	11,736	195,052
Marvell Technology Group Ltd.	110,359	2,213,802
Maxim Integrated Products, Inc.	79,243	4,318,743
MaxLinear, Inc. Class A (a)	19,032	424,985
Mellanox Technologies Ltd. (a)	12,916	1,015,198
Microchip Technology, Inc.	65,812	5,505,832
Micron Technology, Inc. (a)	324,867	14,937,385
Microsemi Corp. (a)	33,088	2,140,463
Monolithic Power Systems, Inc.	11,106	1,300,513
NVE Corp.	1,379	116,622
NVIDIA Corp.	170,633	38,375,362
ON Semiconductor Corp. (a)	119,348	2,635,204
Power Integrations, Inc.	8,296	562,469
Qorvo, Inc. (a)	35,845	2,415,953
QUALCOMM, Inc.	415,117	21,175,118
Rambus, Inc. (a)	31,047	419,134
Semtech Corp. (a)	18,861	741,237
Silicon Laboratories, Inc. (a)	11,900	1,105,510
Skyworks Solutions, Inc.	51,842	4,497,812
SMART Global Holdings, Inc. (a)	2,770	108,446
SunPower Corp. (a)	17,661	150,648
Synaptics, Inc. (a)	9,691	421,752
Texas Instruments, Inc.	277,507	28,147,535
Xilinx, Inc.	70,613	4,536,179

		252,106,252

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		290,901,875

Quarterly Report	4

Common Stocks – continued
	Shares	Value
SOFTWARE – 23.6%
Application Software – 7.2%
8x8, Inc. (a)	25,678	$519,980
ACI Worldwide, Inc. (a)	33,162	771,017
Adobe Systems, Inc. (a)	138,799	30,757,858
ANSYS, Inc. (a)	23,923	3,867,392
Aspen Technology, Inc. (a)	20,477	1,796,857
Autodesk, Inc. (a)	55,591	6,998,907
Blackbaud, Inc.	13,470	1,413,811
Blackline, Inc. (a)	8,931	369,743
Bottomline Technologies de, Inc. (a)	11,464	453,057
Cadence Design Systems, Inc. (a)	79,442	3,182,447
CDK Global, Inc.	34,788	2,269,569
Citrix Systems, Inc. (a)	42,523	4,376,042
Ebix, Inc.	5,780	447,950
Ellie Mae, Inc. (a)	9,717	941,286
Everbridge, Inc. (a)	6,338	236,724
Fair Isaac Corp.	8,428	1,459,561
Glu Mobile, Inc. (a)	30,442	133,336
Guidewire Software, Inc. (a)	21,240	1,797,329
HubSpot, Inc. (a)	9,430	998,637
Intuit, Inc.	68,364	12,632,984
Manhattan Associates, Inc. (a)	19,305	831,273
MicroStrategy, Inc. Class A (a)	2,728	347,711
MobileIron, Inc. (a)	11,398	53,001
Monotype Imaging Holdings, Inc.	11,939	264,449
Nuance Communications, Inc. (a)	81,740	1,203,213
Paycom Software, Inc. (a)	13,095	1,495,580
Paylocity Holding Corp. (a)	8,196	447,747
Pegasystems, Inc.	11,128	679,364
PROS Holdings, Inc. (a)	7,673	226,507
PTC, Inc. (a)	32,728	2,695,151
QAD, Inc. Class A	2,918	131,018
RealPage, Inc. (a)	16,470	881,145
RingCentral, Inc. Class A (a)	16,466	1,104,045
Salesforce.com, Inc. (a)	193,220	23,377,688
Splunk, Inc. (a)	39,404	4,044,821
SS&C Technologies Holdings, Inc.	58,793	2,919,072
Synchronoss Technologies, Inc. (a)	12,559	140,661
Synopsys, Inc. (a)	42,481	3,632,550
The Ultimate Software Group, Inc. (a)	8,005	1,920,560
Tyler Technologies, Inc. (a)	10,049	2,199,927
Verint Systems, Inc. (a)	18,093	761,715
Workday, Inc. Class A (a)	38,535	4,810,709
Workiva, Inc. (a)	6,397	143,933
Zendesk, Inc. (a)	28,638	1,396,102

		131,132,429

Home Entertainment Software – 1.5%
Activision Blizzard, Inc.	202,389	13,428,510
Electronic Arts, Inc. (a)	86,789	10,239,366

	Shares	Value
Take-Two Interactive Software, Inc. (a)	32,066	$3,197,301
Zynga, Inc. Class A (a)	219,564	757,496

		27,622,673

Systems Software – 14.9%
A10 Networks, Inc. (a)	15,018	91,610
CA, Inc.	88,564	3,082,027
CommVault Systems, Inc. (a)	12,449	870,808
Dell Technologies, Inc. Class V (a)	57,092	4,097,493
FireEye, Inc. (a)	47,021	848,729
Fortinet, Inc. (a)	41,491	2,296,942
Imperva, Inc. (a)	8,274	370,261
Microsoft Corp.	2,063,619	192,989,649
Oracle Corp.	881,359	40,251,666
Progress Software Corp.	12,108	447,148
Proofpoint, Inc. (a)	12,682	1,495,715
Qualys, Inc. (a)	9,024	694,397
Rapid7, Inc. (a)	8,325	235,098
Red Hat, Inc. (a)	49,852	8,128,867
ServiceNow, Inc. (a)	48,589	8,072,576
Symantec Corp.	174,428	4,847,354
Tableau Software, Inc. Class A (a)	18,069	1,536,768
TiVo Corp.	34,057	481,907
Varonis Systems, Inc. (a)	4,437	289,958
VASCO Data Security International, Inc. (a)	8,379	129,875
VMware, Inc. Class A (a)	19,945	2,657,871

		273,916,719

TOTAL SOFTWARE		432,671,821

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 15.1%
Technology Hardware, Storage & Peripherals – 15.1%
3D Systems Corp. (a)	30,447	305,688
Apple, Inc.	1,445,691	238,914,895
Cray, Inc. (a)	11,207	267,287
Diebold Nixdorf, Inc.	19,109	293,323
Electronics For Imaging, Inc. (a)	12,856	356,111
Hewlett Packard Enterprise Co.	449,074	7,656,712
HP, Inc.	469,997	10,100,236
NCR Corp. (a)	34,612	1,065,011
NetApp, Inc.	75,210	5,007,482
Pure Storage, Inc. Class A (a)	23,200	469,336
Seagate Technology PLC	81,405	4,712,535
Super Micro Computer, Inc. (a)	10,760	190,452
Western Digital Corp.	83,232	6,557,849
Xerox Corp.	60,833	1,913,198

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		277,810,115

TOTAL COMMON STOCKS (Cost $1,545,684,497)		1,833,167,138

5	Quarterly Report

Investments (Unaudited) – continued

Money Market Funds – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.56% (b) (Cost $1,463,173)	1,463,173	$1,463,173

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $1,547,147,670)		1,834,630,311

NET OTHER ASSETS (LIABILITIES) – 0.0%		413,116

NET ASSETS – 100.0%		$1,835,043,427

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

7	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Materials Index ETF

April 30, 2018

T08-QTLY-0618

1.9584816.104

Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
CHEMICALS – 66.7%
Commodity Chemicals – 6.3%
AdvanSix, Inc. (a)	9,440	$338,141
Cabot Corp.	19,217	1,073,462
Hawkins, Inc.	2,967	96,427
Koppers Holdings, Inc. (a)	6,444	282,247
Kronos Worldwide, Inc.	7,181	165,450
LyondellBasell Industries N.V. Class A	103,897	10,985,030
Olin Corp.	51,613	1,558,196
Tredegar Corp.	7,675	135,080
Trinseo S.A.	13,525	986,649
Tronox Ltd. Class A	28,171	483,978
Valvoline, Inc.	62,822	1,274,030

		17,378,690

Diversified Chemicals – 19.9%
DowDuPont, Inc.	725,096	45,855,071
Eastman Chemical Co.	44,539	4,546,541
Huntsman Corp.	63,231	1,882,387
The Chemours Co.	57,365	2,777,040

		55,061,039

Fertilizers & Agricultural Chemicals – 9.9%
AgroFresh Solutions, Inc. (a)	7,022	48,592
American Vanguard Corp.	8,308	179,037
CF Industries Holdings, Inc.	72,266	2,803,921
FMC Corp.	41,620	3,318,363
Monsanto Co.	136,405	17,101,095
The Mosaic Co.	103,319	2,784,447
The Scotts Miracle-Gro Co.	13,386	1,118,802

		27,354,257

Industrial Gases – 8.9%
Air Products & Chemicals, Inc.	67,744	10,994,174
Praxair, Inc.	88,718	13,531,269

		24,525,443

Specialty Chemicals – 21.7%
A Schulman, Inc. Class A	9,128	391,591
Albemarle Corp.	34,252	3,321,074
Ashland Global Holdings, Inc.	19,236	1,273,039
Axalta Coating Systems Ltd. (a)	67,962	2,100,026
Balchem Corp.	9,910	874,458
Celanese Corp. Class A	42,030	4,567,400
Chase Corp.	2,318	259,616
Ecolab, Inc.	80,574	11,664,698
Ferro Corp. (a)	24,644	542,414
FutureFuel Corp.	8,140	95,238
GCP Applied Technologies, Inc. (a)	22,163	634,970
HB Fuller Co.	15,585	770,990
Ingevity Corp. (a)	13,035	1,001,479
Innophos Holdings, Inc.	6,028	249,439
Innospec, Inc.	7,488	544,378
International Flavors & Fragrances, Inc.	24,473	3,457,056
KMG Chemicals, Inc.	4,052	249,158
Kraton Corp. (a)	9,722	444,004

	Shares	Value
Minerals Technologies, Inc.	10,977	$757,962
NewMarket Corp.	2,939	1,115,497
OMNOVA Solutions, Inc. (a)	13,917	151,695
Platform Specialty Products Corp. (a)	71,069	715,665
PolyOne Corp.	25,064	1,048,928
PPG Industries, Inc.	78,855	8,349,167
Quaker Chemical Corp.	4,123	606,040
Rayonier Advanced Materials, Inc.	16,008	342,571
RPM International, Inc.	41,390	1,999,137
Sensient Technologies Corp.	13,485	898,775
Stepan Co.	6,262	440,344
The Sherwin-Williams Co.	26,080	9,588,573
Venator Materials PLC (a)	16,437	296,030
WR Grace & Co.	21,002	1,437,377

		60,188,789

TOTAL CHEMICALS		184,508,218

CONSTRUCTION MATERIALS – 4.0%
Construction Materials – 4.0%
Eagle Materials, Inc.	15,080	1,492,317
Martin Marietta Materials, Inc.	19,480	3,794,120
Summit Materials, Inc. Class A (a)	34,035	957,745
United States Lime & Minerals, Inc.	691	51,631
US Concrete, Inc. (a)	4,910	286,989
Vulcan Materials Co.	40,996	4,578,843

TOTAL CONSTRUCTION MATERIALS		11,161,645

CONTAINERS & PACKAGING – 13.2%
Metal & Glass Containers – 4.6%
Aptargroup, Inc.	19,288	1,803,428
Ball Corp.	103,059	4,131,635
Berry Plastics Group, Inc. (a)	40,590	2,232,450
Crown Holdings, Inc. (a)	41,611	2,073,892
Greif, Inc. Class A	8,014	468,979
Greif, Inc. Class B	1,362	85,738
Myers Industries, Inc.	7,598	177,034
Owens-Illinois, Inc. (a)	47,918	974,173
Silgan Holdings, Inc.	23,916	671,322

		12,618,651

Paper Packaging – 8.6%
Avery Dennison Corp.	27,279	2,859,112
Bemis Co., Inc.	28,110	1,216,320
Graphic Packaging Holding Co.	96,034	1,373,286
International Paper Co.	121,557	6,267,479
Packaging Corp. of America	29,247	3,383,585
Sealed Air Corp.	55,898	2,451,127
Sonoco Products Co.	30,822	1,583,018
WestRock Co.	78,898	4,667,606

		23,801,533

TOTAL CONTAINERS & PACKAGING		36,420,184

Quarterly Report	2

Common Stocks – continued
	Shares	Value
METALS & MINING – 14.2%
Aluminum – 1.4%
Alcoa Corp. (a)	57,313	$2,934,426
Century Aluminum Co. (a)	16,211	283,206
Kaiser Aluminum Corp.	5,237	516,054

		3,733,686

Copper – 2.3%
Freeport-McMoRan, Inc.	426,138	6,481,559

Diversified Metals & Mining – 0.4%
Compass Minerals International, Inc.	10,502	706,785
Materion Corp.	6,190	314,142

		1,020,927

Gold – 3.1%
McEwen Mining, Inc. (a)	83,096	172,840
Newmont Mining Corp.	165,266	6,493,301
Royal Gold, Inc.	20,297	1,802,374

		8,468,515

Silver – 0.3%
Coeur Mining, Inc. (a)	57,452	434,911
Hecla Mining Co.	123,496	472,990

		907,901

Steel – 6.7%
AK Steel Holding Corp. (a)	97,323	446,713
Allegheny Technologies, Inc. (a)	38,965	1,035,300
Carpenter Technology Corp.	14,519	773,282
Cleveland-Cliffs, Inc. (a)	87,087	646,185
Commercial Metals Co.	36,099	758,440
Haynes International, Inc.	3,882	162,306
Nucor Corp.	98,513	6,070,371
Reliance Steel & Aluminum Co.	22,601	1,987,080
Ryerson Holding Corp. (a)	5,193	52,190
Schnitzer Steel Industries, Inc. Class A	8,315	244,877
Steel Dynamics, Inc.	73,396	3,288,875
SunCoke Energy, Inc. (a)	17,923	205,935
TimkenSteel Corp. (a)	11,685	196,191
United States Steel Corp.	54,242	1,835,007
Warrior Met Coal, Inc.	10,753	250,007
Worthington Industries, Inc.	14,613	650,717

		18,603,476

TOTAL METALS & MINING		39,216,064

	Shares	Value
PAPER & FOREST PRODUCTS – 1.8%
Forest Products – 0.6%
Boise Cascade Co.	11,927	$496,163
Louisiana-Pacific Corp.	44,933	1,272,952

		1,769,115

Paper Products – 1.2%
Clearwater Paper Corp. (a)	5,080	120,142
Domtar Corp.	19,408	852,011
KapStone Paper and Packaging Corp.	27,078	932,025
Mercer International, Inc.	14,083	188,712
Neenah Paper, Inc.	5,231	408,018
PH Glatfelter Co.	13,493	281,869
Resolute Forest Products, Inc. (a)	18,078	178,972
Schweitzer-Mauduit International, Inc.	9,530	371,956

		3,333,705

TOTAL PAPER & FOREST PRODUCTS		5,102,820

TOTAL COMMON STOCKS (Cost $275,260,670)		276,408,931

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.56% (b) (Cost $156,435)	156,435	156,435

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $275,417,105)		276,565,366

NET OTHER ASSETS (LIABILITIES) – 0.1%		174,152

NET ASSETS – 100.0%		$276,739,518

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they

3	Quarterly Report

Investments (Unaudited) – continued

may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Real Estate Index ETF

April 30, 2018

T16-QTLY-0618

1.9862676.103

Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 95.9%
Diversified REIT’s – 5.6%
Alexander & Baldwin, Inc.	24,380	$558,302
American Assets Trust, Inc.	12,457	418,181
Armada Hoffler Properties, Inc.	16,153	219,196
Colony NorthStar, Inc. Class A	182,791	1,116,853
Empire State Realty Trust, Inc. Class A	47,761	831,997
Forest City Realty Trust, Inc. Class A	75,212	1,508,753
Gladstone Commercial Corp.	10,177	176,469
Global Net Lease, Inc.	24,278	451,814
Gramercy Property Trust	56,749	1,333,602
Investors Real Estate Trust	43,334	230,970
iStar, Inc. (a)	21,631	219,338
Lexington Realty Trust	76,990	619,000
Liberty Property Trust	51,890	2,170,040
One Liberty Properties, Inc.	4,962	117,897
PS Business Parks, Inc.	7,228	833,244
Select Income REIT	23,647	448,347
Spirit Realty Capital, Inc.	160,961	1,295,736
STORE Capital Corp.	60,270	1,520,612
VEREIT, Inc.	342,765	2,330,802
Washington Real Estate Investment Trust	27,757	797,181
WP Carey, Inc.	37,618	2,401,909

		19,600,243

Health Care REIT’s – 8.6%
CareTrust REIT, Inc.	26,736	353,183
Community Healthcare Trust, Inc.	6,374	162,537
HCP, Inc.	164,976	3,853,839
Healthcare Realty Trust, Inc.	44,069	1,226,440
Healthcare Trust of America, Inc. Class A	72,123	1,802,354
LTC Properties, Inc.	13,947	504,184
Medical Properties Trust, Inc.	128,240	1,638,907
National Health Investors, Inc.	14,716	1,004,661
New Senior Investment Group, Inc.	27,735	239,076
Omega Healthcare Investors, Inc.	69,735	1,811,715
Physicians Realty Trust	63,369	946,733
Quality Care Properties, Inc. (a)	33,112	727,471
Sabra Health Care REIT, Inc.	62,967	1,152,926
Senior Housing Properties Trust	74,381	1,158,112
Universal Health Realty Income Trust	4,626	277,236
Ventas, Inc.	125,211	6,438,350
Welltower, Inc.	130,189	6,957,300

		30,255,024

Hotel & Resort REIT’s – 5.6%
Apple Hospitality REIT, Inc.	74,656	1,343,061
Ashford Hospitality Trust, Inc.	35,061	241,220
Braemar Hotels & Resorts, Inc.	8,965	93,236
Chatham Lodging Trust	16,534	314,973
Chesapeake Lodging Trust	21,180	625,657
DiamondRock Hospitality Co.	71,120	785,876
Hersha Hospitality Trust	14,663	275,371
Hospitality Properties Trust	45,223	1,125,148

	Shares	Value
Host Hotels & Resorts, Inc.	260,222	$5,089,942
LaSalle Hotel Properties	39,896	1,179,725
MGM Growth Properties LLC Class A	25,081	701,516
Park Hotels & Resorts, Inc.	70,851	2,039,092
Pebblebrook Hotel Trust	24,500	857,255
RLJ Lodging Trust	61,621	1,279,868
Ryman Hospitality Properties, Inc.	16,230	1,272,107
Summit Hotel Properties, Inc.	37,097	537,165
Sunstone Hotel Investors, Inc.	79,375	1,238,250
Xenia Hotels & Resorts, Inc.	37,909	780,546

		19,780,008

Industrial REIT’s – 6.5%
DCT Industrial Trust, Inc.	32,769	2,148,663
Duke Realty Corp.	125,266	3,394,709
EastGroup Properties, Inc.	12,121	1,088,223
First Industrial Realty Trust, Inc.	42,207	1,313,060
Monmouth Real Estate Investment Corp. Class A	24,460	382,310
Prologis, Inc.	187,347	12,160,694
Rexford Industrial Realty, Inc.	27,521	840,767
STAG Industrial, Inc.	33,285	817,812
Terreno Realty Corp.	19,266	715,732

		22,861,970

Office REIT’s – 10.6%
Alexandria Real Estate Equities, Inc.	33,659	4,192,902
Boston Properties, Inc.	54,248	6,586,250
Brandywine Realty Trust	62,437	1,005,860
Columbia Property Trust, Inc.	42,338	904,340
Corporate Office Properties Trust	38,009	1,045,628
Cousins Properties, Inc.	148,011	1,315,818
Douglas Emmett, Inc.	56,586	2,108,960
Easterly Government Properties, Inc.	15,660	322,753
Equity Commonwealth (a)	43,714	1,354,697
Franklin Street Properties Corp.	37,039	288,163
Government Properties Income Trust	21,919	273,768
Highwoods Properties, Inc.	36,376	1,601,271
Hudson Pacific Properties, Inc.	55,123	1,811,893
JBG SMITH	33,266	1,226,517
Kilroy Realty Corp.	34,612	2,480,642
Mack-Cali Realty Corp.	30,095	516,731
New York REIT, Inc. (a)	6,092	131,709
NorthStar Realty Europe Corp.	18,532	268,714
Paramount Group, Inc.	71,853	1,031,090
Piedmont Office Realty Trust, Inc. Class A	50,984	913,633
SL Green Realty Corp.	34,554	3,377,308
Tier REIT, Inc.	16,858	320,471
Vornado Realty Trust	60,093	4,088,127

		37,167,245

Residential REIT’s – 13.3%
American Campus Communities, Inc.	48,001	1,877,319
American Homes 4 Rent Class A	90,958	1,837,352

Quarterly Report	2

Common Stocks – continued
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REIT’s – continued
Apartment Investment & Management Co. Class A	55,239	$2,242,703
AvalonBay Communities, Inc.	48,544	7,912,672
Camden Property Trust	32,598	2,783,869
Education Realty Trust, Inc.	26,788	881,593
Equity Lifestyle Properties, Inc.	29,356	2,617,381
Equity Residential	129,174	7,971,328
Essex Property Trust, Inc.	23,215	5,564,403
Front Yard Residential Corp.	18,257	179,284
Independence Realty Trust, Inc.	30,246	284,312
Invitation Homes, Inc.	109,509	2,534,038
Mid-America Apartment Communities, Inc.	39,965	3,655,199
NexPoint Residential Trust, Inc.	6,311	169,072
Preferred Apartment Communities, Inc.	13,293	195,540
Sun Communities, Inc.	27,904	2,618,790
UDR, Inc.	94,177	3,404,499
UMH Properties, Inc.	11,502	155,622

		46,884,976

Retail REIT’s – 14.6%
Acadia Realty Trust	29,796	703,186
Agree Realty Corp.	10,359	506,348
Alexander’s, Inc.	810	318,614
Brixmor Property Group, Inc.	107,397	1,599,141
CBL & Associates Properties, Inc.	61,610	257,530
Cedar Realty Trust, Inc.	34,025	132,357
DDR Corp.	111,031	804,975
Federal Realty Investment Trust	25,517	2,956,144
Getty Realty Corp.	12,227	306,286
GGP, Inc.	201,869	4,035,361
Kimco Realty Corp.	149,758	2,172,989
Kite Realty Group Trust	29,436	433,298
National Retail Properties, Inc.	53,512	2,035,597
Pennsylvania Real Estate Investment Trust	24,618	238,302
Ramco-Gershenson Properties Trust	27,948	333,979
Realty Income Corp.	99,079	5,004,480
Regency Centers Corp.	53,852	3,169,190
Retail Opportunity Investments Corp.	38,720	665,984
Retail Properties of America, Inc. Class A	80,184	925,323
Saul Centers, Inc.	4,776	228,532
Seritage Growth Properties, Class A	9,172	326,248
Simon Property Group, Inc.	109,451	17,111,569
Tanger Factory Outlet Centers, Inc.	33,458	734,403
Taubman Centers, Inc.	21,395	1,197,692
The Macerich Co.	42,097	2,425,629
Urban Edge Properties	40,226	827,449
Urstadt Biddle Properties, Inc. Class A	10,949	217,557
Washington Prime Group, Inc.	65,468	423,578
Weingarten Realty Investors	42,971	1,180,413
Whitestone REIT	13,555	147,072

		51,419,226

	Shares	Value
Specialized REIT’s – 31.1%
American Tower Corp.	151,001	$20,590,496
CatchMark Timber Trust, Inc. Class A	17,452	227,574
CoreCivic, Inc.	41,791	842,507
CoreSite Realty Corp.	12,160	1,265,856
Crown Castle International Corp.	143,050	14,429,453
CubeSmart	63,647	1,873,768
CyrusOne, Inc.	30,562	1,637,818
Digital Realty Trust, Inc.	72,218	7,632,720
EPR Properties	25,976	1,429,200
Equinix, Inc.	27,546	11,591,081
Extra Space Storage, Inc.	44,316	3,970,270
Four Corners Property Trust, Inc.	21,549	488,300
Gaming and Leisure Properties, Inc.	71,051	2,434,918
InfraREIT, Inc.	15,429	328,792
Iron Mountain, Inc.	94,016	3,190,903
Lamar Advertising Co. Class A	29,642	1,888,492
Life Storage, Inc.	16,416	1,451,831
National Storage Affiliates Trust	17,421	458,521
Outfront Media, Inc.	49,326	924,862
PotlatchDeltic Corp.	21,092	1,093,620
Public Storage	55,055	11,108,998
QTS Realty Trust, Inc. Class A	17,771	628,916
Rayonier, Inc.	45,404	1,688,575
SBA Communications Corp. (a)	41,321	6,620,864
The Geo Group, Inc.	43,808	985,680
Uniti Group, Inc.	59,226	1,067,253
Weyerhaeuser Co.	265,313	9,758,212

		109,609,480

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		337,578,172

REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.9%
Diversified Real Estate Activities – 0.2%
Five Point Holdings LLC Class A (a)	20,060	266,798
Tejon Ranch Co. (a)	7,611	185,176
The RMR Group, Inc. Class A	2,256	167,846
The St Joe Co. (a)	16,590	286,177

		905,997

Real Estate Development – 0.6%
Forestar Group, Inc. (a)	3,714	80,965
The Howard Hughes Corp. (a)	14,456	1,955,897

		2,036,862

Real Estate Operating Companies – 0.3%
Kennedy-Wilson Holdings, Inc.	48,167	912,765

Real Estate Services – 2.8%
Altisource Portfolio Solutions S.A. (a)	4,604	126,057
CBRE Group, Inc. Class A (a)	107,419	4,867,155
HFF, Inc. Class A	13,044	458,366
Jones Lang LaSalle, Inc.	15,955	2,704,532
Marcus & Millichap, Inc. (a)	6,044	206,463
RE/MAX Holdings, Inc. Class A	6,232	337,463

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – continued
Realogy Holdings Corp.	47,522	$1,179,021

		9,879,057

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		13,734,681

TOTAL COMMON STOCKS (Cost $381,502,870)		351,312,853

Money Market Funds – 0.1%
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.56% (b) (Cost $205,779)	205,779	205,779

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $381,708,649)		351,518,632

NET OTHER ASSETS (LIABILITIES) – 0.1%		324,294

NET ASSETS – 100.0%		$351,842,926

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Telecommunication Services Index ETF

April 30, 2018

T09-QTLY-0618

1.9584818.104

Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 100.0%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 79.7%
Alternative Carriers – 22.4%
CenturyLink, Inc.	298,764	$5,551,035
Cogent Communications Holdings, Inc.	62,531	2,948,337
Globalstar, Inc. (a)	2,751,996	1,683,121
Iridium Communications, Inc. (a)	237,825	2,830,117
ORBCOMM, Inc. (a)	260,383	2,348,655
pdvWireless, Inc. (a)	82,809	2,409,742
Vonage Holdings Corp. (a)	353,473	3,951,828
Zayo Group Holdings, Inc. (a)	110,253	4,002,184

		25,725,019

Integrated Telecommunication Services – 57.3%
AT&T, Inc.	736,465	24,082,405
ATN International, Inc.	42,918	2,274,654
Cincinnati Bell, Inc. (a)	164,770	2,496,266
Consolidated Communications Holdings, Inc.	214,373	2,422,415
Frontier Communications Corp.	313,481	2,601,892
IDT Corp. Class B	241,672	1,309,862
Verizon Communications, Inc.	569,030	28,081,630
Windstream Holding, Inc.	1,750,661	2,713,525

		65,982,649

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		91,707,668

WIRELESS TELECOMMUNICATION SERVICES – 20.3%
Wireless Telecommunication Services – 20.3%
Boingo Wireless, Inc. (a)	129,150	3,029,859
Shenandoah Telecommunications Co.	82,752	3,123,888

	Shares	Value
Spok Holdings, Inc.	164,542	$2,451,676
Sprint Corp. (a)	621,139	3,484,590
Telephone & Data Systems, Inc.	113,175	3,093,073
T-Mobile US, Inc. (a)	89,966	5,443,842
United States Cellular Corp. (a)	70,694	2,797,361

TOTAL WIRELESS TELECOMMUNICATION SERVICES		23,424,289

TOTAL COMMON STOCKS (Cost $120,920,224)		115,131,957

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.56% (b) (Cost $33,330)	33,330	33,330

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $120,953,554)		115,165,287

NET OTHER ASSETS (LIABILITIES) – (0.0%)		(19,334)

NET ASSETS – 100.0%		$115,145,953

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar

Quarterly Report	2

securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

3	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	4

Quarterly Holdings Report

for

Fidelity® MSCI Utilities Index ETF

April 30, 2018

T11-QTLY-0618

1.9584800.104

Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
ELECTRIC UTILITIES – 57.2%
Electric Utilities – 57.2%
ALLETE, Inc.	19,823	$1,514,675
Alliant Energy Corp.	89,837	3,858,499
American Electric Power Co., Inc.	191,182	13,378,916
Duke Energy Corp.	272,060	21,808,330
Edison International	126,633	8,296,994
El Paso Electric Co.	15,792	806,182
Entergy Corp.	70,058	5,716,032
Eversource Energy	123,164	7,420,631
Exelon Corp.	373,159	14,806,949
FirstEnergy Corp.	172,904	5,947,898
Great Plains Energy, Inc.	83,781	2,742,152
Hawaiian Electric Industries, Inc.	42,252	1,465,722
IDACORP, Inc.	19,602	1,822,986
MGE Energy, Inc.	13,490	783,095
NextEra Energy, Inc.	182,831	29,967,829
OGE Energy Corp.	77,589	2,550,350
Otter Tail Corp.	13,867	608,068
PG&E Corp.	199,941	9,217,280
Pinnacle West Capital Corp.	43,426	3,495,793
PNM Resources, Inc.	30,953	1,227,286
Portland General Electric Co.	34,607	1,470,105
PPL Corp.	267,587	7,786,782
Spark Energy, Inc. Class A	4,569	56,884
The Southern Co.	390,082	17,990,582
Westar Energy, Inc.	55,254	2,993,662
Xcel Energy, Inc.	197,353	9,244,015

TOTAL ELECTRIC UTILITIES		176,977,697

GAS UTILITIES – 5.7%
Gas Utilities – 5.7%
Atmos Energy Corp.	41,243	3,583,604
Chesapeake Utilities Corp.	6,015	457,140
National Fuel Gas Co.	29,911	1,535,930
New Jersey Resources Corp.	33,744	1,395,315
Northwest Natural Gas Co.	11,181	685,395
ONE Gas, Inc.	20,307	1,415,804
South Jersey Industries, Inc.	30,936	955,922
Southwest Gas Holdings, Inc.	18,544	1,353,527
Spire, Inc.	18,749	1,352,740
UGI Corp.	67,316	3,257,421
WGL Holdings, Inc.	19,977	1,700,043

TOTAL GAS UTILITIES		17,692,841

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 4.3%
Independent Power Producers & Energy Traders – 3.5%
AES Corp.	256,782	3,143,012
NRG Energy, Inc.	123,025	3,813,775
NRG Yield, Inc. Class A	13,359	235,252
NRG Yield, Inc. Class C	25,068	446,210
Vistra Energy Corp. (a)	134,796	3,080,089

		10,718,338

	Shares	Value
Renewable Electricity – 0.8%
8Point3 Energy Partners LP	10,846	$131,236
NextEra Energy Partners LP	21,100	879,237
Ormat Technologies, Inc.	14,760	854,604
Pattern Energy Group, Inc. Class A	32,254	586,378
TerraForm Power, Inc. Class A	14,214	158,486

		2,609,941

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		13,328,279

MULTI-UTILITIES – 29.1%
Multi-Utilities – 29.1%
Ameren Corp.	94,305	5,528,159
Avista Corp.	25,026	1,297,848
Black Hills Corp.	20,788	1,178,264
CenterPoint Energy, Inc.	159,177	4,031,953
CMS Energy Corp.	109,613	5,172,638
Consolidated Edison, Inc.	120,515	9,656,867
Dominion Energy, Inc.	250,122	16,648,120
DTE Energy Co.	69,724	7,348,910
MDU Resources Group, Inc.	72,134	2,032,015
NiSource, Inc.	130,923	3,193,212
NorthWestern Corp.	18,892	1,037,927
Public Service Enterprise Group, Inc.	196,683	10,257,018
SCANA Corp.	52,667	1,936,566
Sempra Energy	92,708	10,364,754
Unitil Corp.	5,517	268,071
Vectren Corp.	32,266	2,267,332
WEC Energy Group, Inc.	122,655	7,884,263

TOTAL MULTI-UTILITIES		90,103,917

WATER UTILITIES – 3.6%
Water Utilities – 3.6%
American States Water Co.	14,274	795,347
American Water Works Co., Inc.	69,329	6,002,505
Aqua America, Inc.	69,049	2,427,073
AquaVenture Holdings Ltd. (a)	6,120	89,719
California Water Service Group	18,691	724,276
Connecticut Water Service, Inc.	4,676	317,968
Middlesex Water Co.	6,391	266,249
SJW Group	6,003	362,881
The York Water Co.	4,959	159,680

TOTAL WATER UTILITIES		11,145,698

TOTAL COMMON STOCKS (Cost $309,088,119)		309,248,432

Quarterly Report	2

Money Market Funds – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.56% (b) (Cost $267,082)	267,082	$267,082

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $309,355,201)		309,515,514

NET OTHER ASSETS (LIABILITIES) – 0.0%		117,471

NET ASSETS – 100.0%		$309,632,985

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

3	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	4

Quarterly Holdings Report

for

Fidelity® Dividend ETF For Rising Rates

April 30, 2018

T19-QTLY-0618

1.9880054.101

Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.6%
	Shares	Value
CONSUMER DISCRETIONARY – 12.2%
Automobiles – 1.4%
Ford Motor Co.	183,835	$2,066,305
General Motors Co.	50,502	1,855,444

		3,921,749

Hotels, Restaurants & Leisure – 2.7%
Cracker Barrel Old Country Store, Inc. (a)	8,999	1,481,145
Las Vegas Sands Corp.	23,708	1,738,508
McDonald’s Corp.	17,843	2,987,632
Six Flags Entertainment Corp. (a)	23,426	1,481,460

		7,688,745

Household Durables – 0.5%
Garmin Ltd.	25,731	1,509,638

Media – 3.3%
Comcast Corp. Class A	88,676	2,783,540
ITV PLC	624,251	1,303,289
The Walt Disney Co.	30,780	3,088,157
Twenty-First Century Fox, Inc. Class A	58,166	2,126,549

		9,301,535

Multiline Retail – 1.9%
Kohl’s Corp.	25,477	1,582,631
Macy’s, Inc. (a)	63,351	1,968,315
Target Corp.	26,571	1,929,055

		5,480,001

Specialty Retail – 2.4%
L Brands, Inc. (a)	33,882	1,182,821
Lowe’s Companies, Inc.	24,107	1,987,140
The Home Depot, Inc.	20,730	3,830,904

		7,000,865

TOTAL CONSUMER DISCRETIONARY		34,902,533

CONSUMER STAPLES – 6.1%
Beverages – 1.1%
The Coca-Cola Co.	74,388	3,214,306

Food & Staples Retailing – 0.9%
Costco Wholesale Corp.	12,632	2,490,525

Food Products – 1.2%
Marine Harvest ASA	84,308	1,835,433
The Kraft Heinz Co.	25,735	1,450,939

		3,286,372

Household Products – 1.2%
The Procter & Gamble Co.	45,914	3,321,419

Tobacco – 1.7%
Altria Group, Inc.	42,785	2,400,666
Philip Morris International, Inc.	31,598	2,591,036

		4,991,702

TOTAL CONSUMER STAPLES		17,304,324

	Shares	Value
ENERGY – 5.9%
Oil, Gas & Consumable Fuels – 5.9%
Chevron Corp.	33,307	$4,167,039
Exxon Mobil Corp.	64,397	5,006,867
Occidental Petroleum Corp.	28,497	2,201,678
Targa Resources Corp.	33,433	1,570,348
The Williams Cos., Inc.	57,141	1,470,238
Valero Energy Corp.	20,898	2,318,215

TOTAL ENERGY		16,734,385

FINANCIALS – 15.2%
Banks – 7.2%
Bank of America Corp.	182,981	5,474,791
Citigroup, Inc.	60,139	4,105,690
JPMorgan Chase & Co.	59,521	6,474,694
Wells Fargo & Co.	86,506	4,494,852

		20,550,027

Capital Markets – 1.7%
CME Group, Inc.	19,002	2,996,235
Federated Investors, Inc. Class B (a)	68,618	1,816,319

		4,812,554

Insurance – 1.0%
MetLife, Inc.	61,680	2,940,286

Mortgage Real Estate Investment Trust (REITs) – 5.3%
AGNC Investment Corp.	132,971	2,515,811
Annaly Capital Management, Inc.	243,352	2,523,560
Blackstone Mortgage Trust, Inc. Class A (a)	79,206	2,443,505
Chimera Investment Corp.	143,873	2,516,339
New Residential Investment Corp.	143,123	2,501,790
Starwood Property Trust, Inc.	121,435	2,545,278

		15,046,283

TOTAL FINANCIALS		43,349,150

HEALTH CARE – 13.6%
Biotechnology – 4.5%
AbbVie, Inc.	46,285	4,468,817
Amgen, Inc.	26,003	4,537,003
Gilead Sciences, Inc.	54,268	3,919,778

		12,925,598

Health Care Providers & Services – 0.8%
CVS Health Corp.	30,335	2,118,293

Pharmaceuticals – 8.3%
Bristol-Myers Squibb Co.	71,102	3,706,547
Johnson & Johnson	53,729	6,796,181
Merck & Co., Inc.	85,977	5,061,466
Orion Oyj Class B	82,254	2,501,127
Pfizer, Inc.	156,707	5,737,043

		23,802,364

TOTAL HEALTH CARE		38,846,255

Quarterly Report	2

Common Stocks – continued
	Shares	Value
INDUSTRIALS – 10.6%
Aerospace & Defense – 3.7%
Singapore Technologies Engineering Ltd.	1,036,500	$2,712,348
The Boeing Co.	13,709	4,572,774
United Technologies Corp.	27,551	3,310,253

		10,595,375

Air Freight & Logistics – 1.2%
United Parcel Service, Inc. Class B	29,944	3,398,644

Airlines – 1.0%
Delta Air Lines, Inc.	54,512	2,846,617

Electrical Equipment – 3.0%
Eaton Corp. PLC	35,207	2,641,581
Emerson Electric Co.	43,845	2,911,747
Siemens Gamesa Renewable Energy S.A. (a)	172,612	2,973,485

		8,526,813

Industrial Conglomerates – 1.7%
Jardine Matheson Holdings Ltd.	41,286	2,500,021
Jardine Strategic Holdings Ltd.	65,907	2,494,274

		4,994,295

TOTAL INDUSTRIALS		30,361,744

INFORMATION TECHNOLOGY – 24.8%
Communications Equipment – 2.1%
Cisco Systems, Inc.	133,876	5,929,368

Electronic Equipment, Instruments & Components – 1.1%
Corning, Inc.	112,905	3,050,693

IT Services – 3.7%
International Business Machines Corp.	29,801	4,319,953
Paychex, Inc.	52,453	3,177,078
The Western Union Co.	163,212	3,223,437

		10,720,468

Semiconductors & Semiconductor Equipment – 3.6%
Broadcom, Inc.	18,266	4,190,586
Intel Corp.	121,099	6,251,130

		10,441,716

Software – 6.2%
Micro Focus International PLC	108,107	1,864,102
Microsoft Corp.	121,037	11,319,380
Oracle Corp.	97,522	4,453,830

		17,637,312

Technology Hardware, Storage & Peripherals – 8.1%
Apple, Inc.	76,949	12,716,592
HP, Inc.	159,046	3,417,899
Seagate Technology PLC	63,335	3,666,463
Xerox Corp.	102,474	3,222,807

		23,023,761

TOTAL INFORMATION TECHNOLOGY		70,803,318

	Shares	Value
MATERIALS – 3.2%
Chemicals – 2.2%
Air Products & Chemicals, Inc.	6,101	$990,131
DowDuPont, Inc.	34,498	2,181,654
LyondellBasell Industries N.V. Class A	8,819	932,433
Monsanto Co.	9,935	1,245,551
Praxair, Inc.	7,013	1,069,623

		6,419,392

Containers & Packaging – 0.3%
International Paper Co.	14,538	749,579

Metals & Mining – 0.7%
Fortescue Metals Group Ltd.	153,978	522,427
Fresnillo PLC	31,834	558,779
Nucor Corp.	12,753	785,840

		1,867,046

TOTAL MATERIALS		9,036,017

REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 3.1%
Equity Residential	13,131	810,314
Gaming and Leisure Properties, Inc.	17,152	587,799
GGP, Inc.	30,846	616,612
HCP, Inc.	28,368	662,677
Hospitality Properties Trust	21,335	530,815
Kimco Realty Corp.	40,241	583,897
Omega Healthcare Investors, Inc. (a)	23,000	597,540
Public Storage	4,513	910,633
Senior Housing Properties Trust	35,042	545,604
Simon Property Group, Inc.	6,892	1,077,495
Spirit Realty Capital, Inc.	72,994	587,602
Ventas, Inc.	14,001	719,931
Welltower, Inc.	13,519	722,455

		8,953,374

Real Estate Management & Development – 0.2%
Hongkong Land Holdings Ltd.	74,900	541,320

TOTAL REAL ESTATE		9,494,694

TELECOMMUNICATION SERVICES – 1.8%
Diversified Telecommunication Services – 1.8%
AT&T, Inc.	71,464	2,336,873
CenturyLink, Inc.	16,867	313,389
Verizon Communications, Inc.	47,629	2,350,491

TOTAL TELECOMMUNICATION SERVICES		5,000,753

UTILITIES – 2.9%
Electric Utilities – 2.3%
Duke Energy Corp.	16,056	1,287,049
Edison International	13,867	908,566
NextEra Energy, Inc.	9,290	1,522,724
PG&E Corp.	20,567	948,138
PPL Corp.	27,860	810,726

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
UTILITIES – continued
Electric Utilities – continued
The Southern Co.	25,465	$1,174,446

		6,651,649

Multi-Utilities – 0.6%
Dominion Energy, Inc.	15,522	1,033,144
SCANA Corp.	17,770	653,403

		1,686,547

TOTAL UTILITIES		8,338,196

TOTAL COMMON STOCKS (Cost $281,297,791)		284,171,369

Money Market Funds – 4.3%

Fidelity Cash Central Fund, 1.74% (b)	477,592	477,688
Fidelity Securities Lending Cash Central Fund, 1.74% (b)(c)	11,911,659	11,912,850

TOTAL MONEY MARKET FUNDS (Cost $12,390,701)		12,390,538

TOTAL INVESTMENT PORTFOLIO – 103.9% (Cost $293,688,492)		296,561,907

NET OTHER ASSETS (LIABILITIES) – (3.9%)		(11,224,920)

NET ASSETS – 100.0%		$285,336,987

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,249
Fidelity Securities Lending Cash Central Fund	34,928

Total	$38,177

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Quarterly Report	4

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$34,902,533	$34,902,533	$—	$—
Consumer Staples	17,304,324	17,304,324	—	—
Energy	16,734,385	16,734,385	—	—
Financials	43,349,150	43,349,150	—	—
Health Care	38,846,255	38,846,255	—	—
Industrials	30,361,744	22,655,101	7,706,643	—
Information Technology	70,803,318	68,939,216	1,864,102	—
Materials	9,036,017	8,513,590	522,427	—
Real Estate	9,494,694	8,953,374	541,320	—
Telecommunication Services	5,000,753	5,000,753	—	—
Utilities	8,338,196	8,338,196	—	—
Money Market Funds	12,390,538	12,390,538	—	—

Total Investments in Securities:	$296,561,907	$285,927,415	$10,634,492	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® High Dividend ETF

April 30, 2018

T17-QTLY-0618

1.9880050.101

Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.6%
	Shares	Value
CONSUMER DISCRETIONARY – 5.7%
Automobiles – 0.7%
Ford Motor Co.	39,133	$439,855
General Motors Co.	10,711	393,522

		833,377

Hotels, Restaurants & Leisure – 1.3%
Cracker Barrel Old Country Store,
Inc. (a)	1,918	315,684
Las Vegas Sands Corp.	5,044	369,876
McDonald’s Corp.	3,745	627,063
Six Flags Entertainment Corp. (a)	4,999	316,137

		1,628,760

Household Durables – 0.5%
Garmin Ltd.	5,498	322,567
Newell Brands, Inc.	13,117	362,423

		684,990

Media – 1.5%
Comcast Corp. Class A	18,610	584,168
ITV PLC	133,504	278,725
The Walt Disney Co.	6,451	647,229
Twenty-First Century Fox, Inc. Class A	12,335	450,967

		1,961,089

Multiline Retail – 0.9%
Kohl’s Corp.	5,433	337,498
Macy’s, Inc. (a)	13,527	420,284
Target Corp.	5,634	409,028

		1,166,810

Specialty Retail – 0.8%
L Brands, Inc. (a)	7,226	252,260
The Home Depot, Inc.	4,366	806,837

		1,059,097

TOTAL CONSUMER DISCRETIONARY		7,334,123

CONSUMER STAPLES – 0.5%
Beverages – 0.1%
PepsiCo, Inc.	952	96,095
The Coca-Cola Co.	2,528	109,235

		205,330

Food & Staples Retailing – 0.1%
Costco Wholesale Corp.	414	81,624

Food Products – 0.1%
Marine Harvest ASA	2,713	59,063
The Kraft Heinz Co.	844	47,585

		106,648

Household Products – 0.1%
The Procter & Gamble Co.	1,561	112,923

Tobacco – 0.1%
Altria Group, Inc.	1,443	80,967
Philip Morris International, Inc.	1,062	87,084

		168,051

TOTAL CONSUMER STAPLES		674,576

	Shares	Value
ENERGY – 13.2%
Oil, Gas & Consumable Fuels – 13.2%
Chevron Corp.	27,970	$3,499,327
Exxon Mobil Corp.	47,172	3,667,623
Occidental Petroleum Corp.	34,390	2,656,971
Targa Resources Corp.	48,667	2,285,889
The Williams Cos., Inc.	77,591	1,996,416
Valero Energy Corp.	26,759	2,968,376

TOTAL ENERGY		17,074,602

FINANCIALS – 22.2%
Banks – 9.1%
Bank of America Corp.	104,713	3,133,013
Citigroup, Inc.	36,355	2,481,956
JPMorgan Chase & Co.	32,968	3,586,259
Wells Fargo & Co.	50,069	2,601,585

		11,802,813

Capital Markets – 2.7%
CME Group, Inc.	13,263	2,091,310
Federated Investors, Inc. Class B (a)	51,906	1,373,952

		3,465,262

Insurance – 1.6%
MetLife, Inc.	43,214	2,060,011

Mortgage Real Estate Investment Trust (REITs) – 8.8%
AGNC Investment Corp.	99,484	1,882,237
Annaly Capital Management, Inc.	180,788	1,874,772
Blackstone Mortgage Trust, Inc. Class A (a)	59,904	1,848,038
Chimera Investment Corp.	108,603	1,899,466
New Residential Investment Corp.	107,524	1,879,520
Starwood Property Trust, Inc.	91,462	1,917,044

		11,301,077

TOTAL FINANCIALS		28,629,163

HEALTH CARE – 6.5%
Biotechnology – 2.3%
AbbVie, Inc.	10,585	1,021,982
Amgen, Inc.	5,955	1,039,028
Gilead Sciences, Inc.	12,471	900,780

		2,961,790

Pharmaceuticals – 4.2%
AstraZeneca PLC	11,171	781,996
Johnson & Johnson	12,224	1,546,214
Merck & Co., Inc.	19,723	1,161,093
Orion Oyj Class B	19,132	581,754
Pfizer, Inc.	35,856	1,312,688

		5,383,745

TOTAL HEALTH CARE		8,345,535

Quarterly Report	2

Common Stocks – continued
	Shares	Value
INDUSTRIALS – 3.7%
Aerospace & Defense – 0.6%
The Boeing Co.	2,214	$738,502

Air Freight & Logistics – 0.4%
United Parcel Service, Inc. Class B	4,794	544,119

Airlines – 0.3%
Delta Air Lines, Inc.	8,712	454,941

Electrical Equipment – 1.1%
Eaton Corp. PLC	5,629	422,344
Emerson Electric Co.	6,993	464,405
Siemens Gamesa Renewable Energy S.A. (a)	27,518	474,036

		1,360,785

Industrial Conglomerates – 1.0%
3M Co.	2,794	543,126
Jardine Matheson Holdings Ltd.	6,500	393,599
Jardine Strategic Holdings Ltd.	10,500	397,376

		1,334,101

Professional Services – 0.3%
Nielsen Holdings PLC	11,632	365,826

TOTAL INDUSTRIALS		4,798,274

INFORMATION TECHNOLOGY – 17.7%
Communications Equipment – 1.5%
Cisco Systems, Inc.	43,114	1,909,519

Electronic Equipment, Instruments & Components – 0.8%
Corning, Inc.	36,444	984,717

IT Services – 2.7%
International Business Machines Corp.	9,598	1,391,326
Paychex, Inc.	16,905	1,023,936
The Western Union Co.	52,510	1,037,073

		3,452,335

Semiconductors & Semiconductor Equipment – 2.6%
Broadcom, Inc.	5,881	1,349,219
Intel Corp.	38,984	2,012,354

		3,361,573

Software – 4.4%
Micro Focus International PLC	34,860	601,095
Microsoft Corp.	38,968	3,644,288
Oracle Corp.	31,405	1,434,266

		5,679,649

Technology Hardware, Storage & Peripherals – 5.7%
Apple, Inc.	24,777	4,094,647
HP, Inc.	51,172	1,099,686
Seagate Technology PLC	20,420	1,182,114
Xerox Corp.	32,900	1,034,705

		7,411,152

TOTAL INFORMATION TECHNOLOGY		22,798,945

	Shares	Value
REAL ESTATE – 10.7%
Equity Real Estate Investment Trusts (REITs) – 10.7%
Equity Residential	17,585	$1,085,170
Gaming and Leisure Properties, Inc.	26,925	922,720
GGP, Inc.	44,550	890,554
HCP, Inc.	42,488	992,520
Hospitality Properties Trust	34,691	863,112
Kimco Realty Corp.	63,739	924,853
Omega Healthcare Investors, Inc. (a)	37,087	963,520
Public Storage	5,719	1,153,980
Senior Housing Properties Trust	57,426	894,123
Simon Property Group, Inc.	7,497	1,172,081
Spirit Realty Capital, Inc.	120,176	967,417
Ventas, Inc.	19,158	985,104
Welltower, Inc.	18,138	969,295
WP Carey, Inc.	15,494	989,292

TOTAL REAL ESTATE		13,773,741

TELECOMMUNICATION SERVICES – 8.8%
Diversified Telecommunication Services – 8.8%
AT&T, Inc.	116,203	3,799,838
CenturyLink, Inc.	191,830	3,564,201
Verizon Communications, Inc.	82,076	4,050,451

TOTAL TELECOMMUNICATION SERVICES		11,414,490

UTILITIES – 10.6%
Electric Utilities – 8.3%
Duke Energy Corp.	23,279	1,866,044
Edison International	26,259	1,720,490
NextEra Energy, Inc.	12,068	1,978,066
PG&E Corp.	38,285	1,764,938
PPL Corp.	52,118	1,516,634
The Southern Co.	39,264	1,810,856

		10,657,028

Multi-Utilities – 2.3%
Dominion Energy, Inc.	23,244	1,547,121
SCANA Corp.	39,648	1,457,857

		3,004,978

TOTAL UTILITIES		13,662,006

TOTAL COMMON STOCKS (Cost $128,451,328)		128,505,455

3	Quarterly Report

Investments (Unaudited) – continued

Money Market Funds – 4.5%
	Shares	Value
Fidelity Cash Central Fund, 1.74% (b)	242,879	$242,928

Fidelity Securities Lending Cash Central Fund, 1.74% (b)(c)	5,583,009	5,583,567

TOTAL MONEY MARKET FUNDS (Cost $5,826,642)		5,826,495

TOTAL INVESTMENT PORTFOLIO – 104.1% (Cost $134,277,970)		134,331,950

NET OTHER ASSETS (LIABILITIES) – (4.1%)		(5,289,185)

NET ASSETS – 100.0%		$129,042,765

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,427
Fidelity Securities Lending Cash Central Fund	40,009

Total	$41,436

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,334,123	$7,334,123	$—	$—
Consumer Staples	674,576	674,576	—	—
Energy	17,074,602	17,074,602	—	—
Financials	28,629,163	28,629,163	—	—
Health Care	8,345,535	7,563,539	781,996	—
Industrials	4,798,274	4,007,299	790,975	—
Information Technology	22,798,945	22,197,850	601,095	—
Real Estate	13,773,741	13,773,741	—	—
Telecommunication Services	11,414,490	11,414,490	—	—
Utilities	13,662,006	13,662,006	—	—
Money Market Funds	5,826,495	5,826,495	—	—

Total Investments in Securities:	$134,331,950	$132,157,884	$2,174,066	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value

Quarterly Report	4

determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® Low Volatility Factor ETF

April 30, 2018

T18-QTLY-0618

1.9880052.101

Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CONSUMER DISCRETIONARY – 12.7%
Diversified Consumer Services – 0.8%
Bright Horizons Family Solutions, Inc. (a)	4,697	$445,651

Hotels, Restaurants & Leisure – 5.7%
Aramark	10,445	390,538
Darden Restaurants, Inc.	4,944	459,100
Dunkin’ Brands Group, Inc.	7,292	444,520
McDonald’s Corp.	4,371	731,880
Starbucks Corp.	11,201	644,842
Vail Resorts, Inc.	2,118	485,679

		3,156,559

Media – 0.7%
Cable One, Inc.	655	416,004

Specialty Retail – 3.4%
AutoZone, Inc. (a)	655	409,061
The Home Depot, Inc.	4,797	886,486
The TJX Companies, Inc.	7,012	594,968

		1,890,515

Textiles, Apparel & Luxury Goods – 2.1%
NIKE, Inc. Class B	9,570	654,492
VF Corp.	6,330	511,907

		1,166,399

TOTAL CONSUMER DISCRETIONARY		7,075,128

CONSUMER STAPLES – 6.6%
Beverages – 1.9%
PepsiCo, Inc.	4,838	488,348
The Coca-Cola Co.	12,772	551,878

		1,040,226

Food & Staples Retailing – 1.3%
Sysco Corp.	4,446	278,053
Walmart, Inc.	5,175	457,780

		735,833

Food Products – 0.8%
General Mills, Inc.	4,877	213,320
The Hershey Co.	2,325	213,761

		427,081

Household Products – 1.8%
Church & Dwight Co., Inc.	4,953	228,828
The Clorox Co.	1,785	209,202
The Procter & Gamble Co.	7,979	577,201

		1,015,231

Tobacco – 0.8%
Philip Morris International, Inc.	5,327	436,814

TOTAL CONSUMER STAPLES		3,655,185

ENERGY – 5.9%
Energy Equipment & Services – 1.2%
Baker Hughes a GE Co.	5,080	183,439
Schlumberger Ltd.	4,802	329,225

	Shares	Value
TechnipFMC PLC	4,932	$162,558

		675,222

Oil, Gas & Consumable Fuels – 4.7%
Cabot Oil & Gas Corp.	6,147	146,975
Chevron Corp.	5,189	649,196
Exxon Mobil Corp.	10,680	830,370
Kinder Morgan, Inc.	11,607	183,623
Occidental Petroleum Corp.	3,468	267,938
Phillips 66	2,263	251,894
Valero Energy Corp.	2,368	262,682

		2,592,678

TOTAL ENERGY		3,267,900

FINANCIALS – 14.9%
Banks – 3.5%
The PNC Financial Services Group, Inc.	3,708	539,922
US Bancorp	10,827	546,222
Wells Fargo & Co.	16,132	838,219

		1,924,363

Capital Markets – 2.5%
CBOE Holdings, Inc.	3,364	359,208
CME Group, Inc.	3,407	537,216
Intercontinental Exchange, Inc.	6,979	505,698

		1,402,122

Diversified Financial Services – 2.1%
Berkshire Hathaway, Inc. Class B (a)	6,129	1,187,371

Insurance – 6.0%
Aflac, Inc.	11,118	506,647
Arch Capital Group Ltd. (a)	4,963	397,685
Brown & Brown, Inc.	16,694	454,578
Chubb Ltd.	3,746	508,220
Marsh & McLennan Cos., Inc.	6,076	495,194
The Progressive Corp.	9,281	559,551
Torchmark Corp.	4,996	433,353

		3,355,228

Mortgage Real Estate Investment Trust (REITs) – 0.8%
Starwood Property Trust, Inc.	21,758	456,048

TOTAL FINANCIALS		8,325,132

HEALTH CARE – 13.7%
Health Care Equipment & Supplies – 4.3%
Danaher Corp.	5,716	573,429
Intuitive Surgical, Inc. (a)	1,308	576,541
Medtronic PLC	8,262	662,034
Stryker Corp.	3,436	582,127

		2,394,131

Health Care Providers & Services – 4.6%
Aetna, Inc.	3,112	557,204
Anthem, Inc.	2,405	567,556
Cigna Corp.	2,747	471,989

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
UnitedHealth Group, Inc.	4,021	$950,564

		2,547,313

Pharmaceuticals – 4.8%
Eli Lilly & Co.	7,596	615,808
Johnson & Johnson	9,037	1,143,090
Pfizer, Inc.	25,180	921,840

		2,680,738

TOTAL HEALTH CARE		7,622,182

INDUSTRIALS – 10.3%
Aerospace & Defense – 3.7%
Lockheed Martin Corp.	1,388	445,326
Northrop Grumman Corp.	1,273	409,957
Raytheon Co.	2,064	422,996
Rockwell Collins, Inc.	2,535	335,989
United Technologies Corp.	3,834	460,655

		2,074,923

Air Freight & Logistics – 0.8%
United Parcel Service, Inc. Class B	4,027	457,065

Commercial Services & Supplies – 1.1%
Republic Services, Inc.	4,916	317,967
Rollins, Inc.	6,383	309,703

		627,670

Industrial Conglomerates – 1.8%
3M Co.	2,526	491,029
Honeywell International, Inc.	3,573	516,942

		1,007,971

Machinery – 1.2%
Deere & Co.	2,518	340,761
Fortive Corp.	4,653	327,152

		667,913

Professional Services – 0.7%
Verisk Analytics, Inc. (a)	3,360	357,672

Road & Rail – 1.0%
Union Pacific Corp.	4,013	536,257

TOTAL INDUSTRIALS		5,729,471

INFORMATION TECHNOLOGY – 24.6%
Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp. Class A	5,222	437,134

Internet Software & Services – 3.0%
Alphabet, Inc. Class A (a)	1,646	1,676,583

IT Services – 8.0%
Accenture PLC Class A	3,963	599,206
Amdocs Ltd.	6,433	432,619
Automatic Data Processing, Inc.	4,468	527,581
Fiserv, Inc. (a)	6,908	489,501

	Shares	Value
International Business Machines Corp.	4,453	$645,507
Jack Henry & Associates, Inc.	3,557	424,990
Paychex, Inc.	6,944	420,598
Visa, Inc. Class A	7,268	922,164

		4,462,166

Semiconductors & Semiconductor Equipment – 2.5%
Intel Corp.	18,939	977,631
Versum Materials, Inc.	11,419	401,721

		1,379,352

Software – 6.3%
CA, Inc.	12,507	435,244
Check Point Software
Technologies Ltd. (a)	4,344	419,239
Microsoft Corp.	21,056	1,969,157
Oracle Corp.	14,718	672,171

		3,495,811

Technology Hardware, Storage & Peripherals – 4.0%
Apple, Inc.	13,571	2,242,743

TOTAL INFORMATION TECHNOLOGY		13,693,789

MATERIALS – 3.2%
Chemicals – 3.0%
Air Products & Chemicals, Inc.	987	160,180
DowDuPont, Inc.	6,261	395,946
Ecolab, Inc.	1,187	171,842
International Flavors & Fragrances, Inc.	756	106,792
LyondellBasell Industries N.V. Class A	1,433	151,511
Monsanto Co.	1,639	205,481
NewMarket Corp.	238	90,333
Praxair, Inc.	1,159	176,771
The Scotts Miracle-Gro Co.	1,045	87,341
The Sherwin-Williams Co.	395	145,226

		1,691,423

Containers & Packaging – 0.2%
Aptargroup, Inc.	1,122	104,907

TOTAL MATERIALS		1,796,330

REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 3.3%
American Campus Communities, Inc.	2,150	84,087
American Tower Corp.	1,392	189,813
AvalonBay Communities, Inc.	746	121,598
Boston Properties, Inc.	911	110,605
Crown Castle International Corp.	1,487	149,994
Digital Realty Trust, Inc.	1,083	114,462
Equity Lifestyle Properties, Inc.	1,007	89,784
Equity Residential	1,939	119,656
Essex Property Trust, Inc.	447	107,141
Federal Realty Investment Trust	745	86,308
Mid-America Apartment Communities, Inc.	1,000	91,460
Park Hotels & Resorts, Inc.	2,754	79,260

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Public Storage	683	$137,816
Simon Property Group, Inc.	1,100	171,974
Ventas, Inc.	2,041	104,948
Welltower, Inc.	1,989	106,292

TOTAL REAL ESTATE		1,865,198

TELECOMMUNICATION SERVICES – 1.7%
Diversified Telecommunication Services – 1.7%
AT&T, Inc.	14,550	475,785
Verizon Communications, Inc.	9,740	480,669

TOTAL TELECOMMUNICATION SERVICES		956,454

UTILITIES – 2.9%
Electric Utilities – 1.5%
Duke Energy Corp.	2,853	228,696
NextEra Energy, Inc.	1,670	273,730
The Southern Co.	4,425	204,081
Xcel Energy, Inc.	3,337	156,305

		862,812

Multi-Utilities – 1.1%
Consolidated Edison, Inc.	1,943	155,693
Dominion Energy, Inc.	2,738	182,241
DTE Energy Co.	1,349	142,185
WEC Energy Group, Inc.	2,283	146,751

		626,870

Water Utilities – 0.3%
American Water Works Co., Inc.	1,611	139,480

TOTAL UTILITIES		1,629,162

TOTAL COMMON STOCKS (Cost $54,320,628)		55,615,931

Money Market Funds – 0.1%
	Shares	Value
Fidelity Cash Central Fund, 1.74% (b) (Cost $62,220)	62,208	$62,220

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $54,382,848)		55,678,151

NET OTHER ASSETS (LIABILITIES) – 0.1%		45,071

NET ASSETS – 100.0%		$55,723,222

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$452

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value

Quarterly Report	4

vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® Momentum Factor ETF

April 30, 2018

T21-QTLY-0618

1.9880056.101

Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CONSUMER DISCRETIONARY – 13.2%
Hotels, Restaurants & Leisure – 4.0%
Hilton Worldwide Holdings, Inc.	6,275	$494,721
Las Vegas Sands Corp.	7,291	534,649
Marriott International, Inc. Class A	4,195	573,372
McDonald’s Corp.	5,148	861,981
Wynn Resorts Ltd.	3,094	576,072

		3,040,795

Household Durables – 1.3%
D.R. Horton, Inc.	11,142	491,808
NVR, Inc. (a)	164	508,400

		1,000,208

Internet & Direct Marketing Retail – 4.4%
Amazon.com, Inc. (a)	1,509	2,363,290
Netflix, Inc. (a)	3,080	962,377

		3,325,667

Specialty Retail – 2.1%
Best Buy Co., Inc.	7,301	558,745
The Home Depot, Inc.	5,836	1,078,493

		1,637,238

Textiles, Apparel & Luxury Goods – 1.4%
PVH Corp.	3,388	540,962
VF Corp.	7,002	566,252

		1,107,214

TOTAL CONSUMER DISCRETIONARY		10,111,122

CONSUMER STAPLES – 6.6%
Beverages – 3.1%
Brown-Forman Corp. Class B	5,603	313,992
Constellation Brands, Inc. Class A	1,754	408,910
Monster Beverage Corp. (a)	5,274	290,070
PepsiCo, Inc.	6,423	648,338
The Coca-Cola Co.	16,955	732,625

		2,393,935

Food & Staples Retailing – 0.8%
Walmart, Inc.	6,869	607,632

Food Products – 0.4%
Tyson Foods, Inc. Class A	4,524	317,132

Household Products – 1.0%
The Procter & Gamble Co.	10,613	767,745

Personal Products – 0.5%
The Estee Lauder Cos., Inc. Class A	2,709	401,176

Tobacco – 0.8%
Philip Morris International, Inc.	7,135	585,070

TOTAL CONSUMER STAPLES		5,072,690

ENERGY – 6.1%
Oil, Gas & Consumable Fuels – 6.1%
Andeavor	2,369	327,680
Cabot Oil & Gas Corp.	9,307	222,530
Chevron Corp.	7,164	896,288

	Shares	Value
ConocoPhillips	6,980	$457,190
Exxon Mobil Corp.	14,656	1,139,504
HollyFrontier Corp.	4,899	297,320
Marathon Petroleum Corp.	4,452	333,499
PBF Energy, Inc. Class A	6,641	254,550
Phillips 66	3,315	368,993
Valero Energy Corp.	3,472	385,149

TOTAL ENERGY		4,682,703

FINANCIALS – 15.5%
Banks – 3.4%
Citigroup, Inc.	14,497	989,710
JPMorgan Chase & Co.	14,688	1,597,761

		2,587,471

Capital Markets – 4.8%
BlackRock, Inc.	1,311	683,687
CBOE Holdings, Inc.	4,279	456,912
Moody’s Corp.	3,777	612,629
MSCI, Inc.	3,947	591,379
S&P Global, Inc.	3,702	698,197
T Rowe Price Group, Inc.	5,509	627,034

		3,669,838

Consumer Finance – 2.5%
American Express Co.	7,478	738,453
Credit Acceptance Corp. (a)	1,669	552,172
FirstCash, Inc.	7,402	641,753

		1,932,378

Diversified Financial Services – 2.0%
Berkshire Hathaway, Inc. Class B (a)	8,073	1,563,982

Equity Real Estate Investment Trusts (REITs) – 0.2%
First Industrial Realty Trust, Inc.	3,639	113,209

Insurance – 2.4%
Aflac, Inc.	14,308	652,016
First American Financial Corp.	9,475	484,267
The Progressive Corp.	11,750	708,408

		1,844,691

Real Estate Management & Development – 0.2%
Jones Lang LaSalle, Inc.	771	130,692

TOTAL FINANCIALS		11,842,261

HEALTH CARE – 13.0%
Biotechnology – 2.9%
AbbVie, Inc.	10,424	1,006,437
Alnylam Pharmaceuticals, Inc. (a)	5,443	514,527
Exact Sciences Corp. (a)	13,938	697,039

		2,218,003

Health Care Equipment & Supplies – 4.3%
Abbott Laboratories	15,869	922,465
ABIOMED, Inc. (a)	2,785	838,146
Align Technology, Inc. (a)	2,846	711,073
Intuitive Surgical, Inc. (a)	1,909	841,449

		3,313,133

Quarterly Report	2

Common Stocks – continued
	Shares	Value
Health Care Providers & Services – 3.7%
Aetna, Inc.	4,540	$812,887
Cigna Corp.	4,001	687,452
UnitedHealth Group, Inc.	5,681	1,342,988

		2,843,327

Pharmaceuticals – 2.1%
Johnson & Johnson	12,609	1,594,913

TOTAL HEALTH CARE		9,969,376

INDUSTRIALS – 10.0%
Aerospace & Defense – 4.0%
Lockheed Martin Corp.	1,851	593,875
Northrop Grumman Corp.	1,683	541,993
Raytheon Co.	2,752	563,995
Rockwell Collins, Inc.	3,369	446,527
The Boeing Co.	2,758	919,959

		3,066,349

Electrical Equipment – 0.5%
AMETEK, Inc.	5,856	408,749

Industrial Conglomerates – 2.4%
3M Co.	3,355	652,179
Honeywell International, Inc.	4,735	685,060
Roper Industries, Inc.	1,733	457,841

		1,795,080

Machinery – 2.5%
Caterpillar, Inc.	4,211	607,900
Deere & Co.	3,332	450,919
IDEX Corp.	3,013	402,718
Xylem, Inc.	5,918	431,422

		1,892,959

Professional Services – 0.6%
TransUnion (a)	7,276	472,285

TOTAL INDUSTRIALS		7,635,422

INFORMATION TECHNOLOGY – 24.6%
Communications Equipment – 0.8%
Arista Networks, Inc. (a)	2,435	644,179

Electronic Equipment, Instruments & Components – 1.4%
Cognex Corp.	10,535	487,244
IPG Photonics Corp. (a)	2,618	557,712

		1,044,956

Internet Software & Services – 2.3%
Facebook, Inc. Class A (a)	10,197	1,753,884

IT Services – 6.2%
DXC Technology Co.	7,188	740,795
Mastercard, Inc. Class A	6,364	1,134,510
PayPal Holdings, Inc. (a)	11,348	846,674
Square, Inc. Class A (a)	15,025	711,284
Visa, Inc. Class A	10,312	1,308,387

		4,741,650

	Shares	Value
Semiconductors & Semiconductor Equipment – 3.3%
First Solar, Inc. (a)	9,610	$681,445
Micron Technology, Inc. (a)	18,244	838,859
NVIDIA Corp.	4,387	986,637

		2,506,941

Software – 6.6%
Adobe Systems, Inc. (a)	4,616	1,022,905
Microsoft Corp.	28,977	2,709,929
RingCentral, Inc. Class A (a)	11,837	793,671
Take-Two Interactive Software, Inc. (a)	5,408	539,232

		5,065,737

Technology Hardware, Storage & Peripherals – 4.0%
Apple, Inc.	18,659	3,083,586

TOTAL INFORMATION TECHNOLOGY		18,840,933

MATERIALS – 3.0%
Chemicals – 2.6%
Air Products & Chemicals, Inc.	1,465	237,755
DowDuPont, Inc.	8,672	548,417
FMC Corp.	1,949	155,394
Huntsman Corp.	4,720	140,515
International Flavors & Fragrances, Inc.	1,169	165,133
Praxair, Inc.	1,700	259,284
The Chemours Co.	3,235	156,606
The Sherwin-Williams Co.	577	212,140
Westlake Chemical Corp.	1,328	142,056

		2,017,300

Containers & Packaging – 0.4%
Avery Dennison Corp.	1,412	147,992
Packaging Corp. of America	1,401	162,081

		310,073

TOTAL MATERIALS		2,327,373

REAL ESTATE – 3.0%
Equity Real Estate Investment Trusts (REITs) – 2.8%
American Tower Corp.	1,926	262,629
CoreSite Realty Corp.	1,058	110,138
Crown Castle International Corp.	2,067	208,498
DCT Industrial Trust, Inc.	1,986	130,222
Digital Realty Trust, Inc.	1,524	161,072
Duke Realty Corp.	4,763	129,077
Equinix, Inc.	451	189,776
Equity Lifestyle Properties, Inc.	1,443	128,658
Host Hotels & Resorts, Inc.	7,034	137,585
Prologis, Inc.	3,121	202,584
SBA Communications Corp. (a)	916	146,771
UDR, Inc.	3,623	130,972
Weyerhaeuser Co.	4,891	179,891

		2,117,873

Real Estate Management & Development – 0.2%
CBRE Group, Inc. Class A (a)	3,072	139,192

TOTAL REAL ESTATE		2,257,065

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
TELECOMMUNICATION SERVICES – 1.8%
Diversified Telecommunication Services – 1.8%
Verizon Communications, Inc.	19,281	$951,517
Zayo Group Holdings, Inc. (a)	11,655	423,077

TOTAL TELECOMMUNICATION SERVICES		1,374,594

UTILITIES – 3.0%
Electric Utilities – 1.9%
American Electric Power Co., Inc.	3,580	250,528
Duke Energy Corp.	3,986	319,518
Exelon Corp.	6,505	258,118
NextEra Energy, Inc.	2,295	376,173
Xcel Energy, Inc.	4,734	221,741

		1,426,078

Independent Power and Renewable Electricity Producers – 0.2%
NRG Energy, Inc.	6,407	198,617

Multi-Utilities – 0.6%
Consolidated Edison, Inc.	2,755	220,758
WEC Energy Group, Inc.	3,249	208,846

		429,604

Water Utilities – 0.3%
American Water Works Co., Inc.	2,305	199,567

TOTAL UTILITIES		2,253,866

TOTAL COMMON STOCKS (Cost $72,157,548)		76,367,405

Money Market Funds – 0.1%
	Shares	Value
Fidelity Cash Central Fund, 1.74% (b) (Cost $57,695)	57,683	$57,695

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $72,215,243)		76,425,100

NET OTHER ASSETS (LIABILITIES) – 0.1%		57,013

NET ASSETS – 100.0%		$76,482,113

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$410

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar

Quarterly Report	4

investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® Quality Factor ETF

April 30, 2018

T22-QTLY-0618

1.9880058.101

Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CONSUMER DISCRETIONARY – 13.0%
Hotels, Restaurants & Leisure – 3.6%
Domino’s Pizza, Inc.	2,127	$514,160
Las Vegas Sands Corp.	6,543	479,798
McDonald’s Corp.	4,523	757,331
Yum! Brands, Inc.	6,075	529,133

		2,280,422

Internet & Direct Marketing Retail – 1.2%
Booking Holdings, Inc. (a)	352	766,656

Media – 3.1%
Comcast Corp. Class A	21,991	690,297
Sirius XM Holdings, Inc. (b)	75,895	480,415
The Walt Disney Co.	7,699	772,441

		1,943,153

Specialty Retail – 4.0%
O’Reilly Automotive, Inc. (a)	1,887	483,204
Ross Stores, Inc.	6,333	512,023
The Home Depot, Inc.	5,072	937,306
The TJX Companies, Inc.	7,081	600,823

		2,533,356

Textiles, Apparel & Luxury Goods – 1.1%
NIKE, Inc. Class B	9,767	667,965

TOTAL CONSUMER DISCRETIONARY		8,191,552

CONSUMER STAPLES – 6.7%
Beverages – 2.0%
Brown-Forman Corp. Class B	5,533	310,069
Monster Beverage Corp. (a)	4,994	274,670
The Coca-Cola Co.	15,141	654,243

		1,238,982

Food Products – 0.4%
The Hershey Co.	2,960	272,142

Household Products – 2.7%
Colgate-Palmolive Co.	5,876	383,291
Kimberly-Clark Corp.	3,177	328,947
The Clorox Co.	2,262	265,106
The Procter & Gamble Co.	9,417	681,226

		1,658,570

Tobacco – 1.6%
Altria Group, Inc.	8,599	482,490
Philip Morris International, Inc.	6,402	524,964

		1,007,454

TOTAL CONSUMER STAPLES		4,177,148

ENERGY – 6.0%
Energy Equipment & Services – 1.3%
Core Laboratories N.V. (b)	1,322	161,879
Halliburton Co.	4,822	255,518
Schlumberger Ltd.	5,297	363,162

		780,559

	Shares	Value
Oil, Gas & Consumable Fuels – 4.7%
Chevron Corp.	5,814	$727,389
Exxon Mobil Corp.	12,040	936,110
Kinder Morgan, Inc.	12,619	199,632
Marathon Petroleum Corp.	3,282	245,855
Occidental Petroleum Corp.	3,795	293,202
Phillips 66	2,473	275,270
Valero Energy Corp.	2,585	286,754

		2,964,212

TOTAL ENERGY		3,744,771

FINANCIALS – 15.1%
Banks – 4.3%
East West Bancorp, Inc.	9,708	646,747
Fifth Third Bancorp	20,361	675,374
US Bancorp	14,761	744,693
Western Alliance Bancorp (a)	10,670	629,317

		2,696,131

Capital Markets – 7.1%
Affiliated Managers Group, Inc.	3,246	535,135
CME Group, Inc.	4,776	753,080
FactSet Research Systems, Inc. (b)	3,159	597,398
Lazard Ltd. Class A	10,881	592,144
Moody’s Corp.	4,235	686,917
S&P Global, Inc.	4,066	766,848
SEI Investments Co.	8,642	546,434

		4,477,956

Consumer Finance – 1.9%
Discover Financial Services	8,648	616,170
Synchrony Financial	17,625	584,621

		1,200,791

Mortgage Real Estate Investment Trust (REITs) – 1.1%
AGNC Investment Corp.	34,234	647,707

Thrifts & Mortgage Finance – 0.7%
Essent Group Ltd. (a)	13,332	439,423

TOTAL FINANCIALS		9,462,008

HEALTH CARE – 12.4%
Biotechnology – 5.1%
AbbVie, Inc.	8,088	780,896
Amgen, Inc.	4,396	767,014
Celgene Corp. (a)	6,778	590,364
Gilead Sciences, Inc.	9,015	651,154
United Therapeutics Corp. (a)	3,662	403,223

		3,192,651

Health Care Equipment & Supplies – 1.0%
Intuitive Surgical, Inc. (a)	1,416	624,144

Health Care Providers & Services – 1.7%
UnitedHealth Group, Inc.	4,445	1,050,798

Pharmaceuticals – 4.6%
Bristol-Myers Squibb Co.	11,740	612,006

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Johnson & Johnson	10,074	$1,274,261
Pfizer, Inc.	27,815	1,018,307

		2,904,574

TOTAL HEALTH CARE		7,772,167

INDUSTRIALS – 10.3%
Aerospace & Defense – 2.8%
General Dynamics Corp.	2,271	457,175
Lockheed Martin Corp.	1,609	516,232
The Boeing Co.	2,377	792,872

		1,766,279

Commercial Services & Supplies – 0.6%
Rollins, Inc.	7,506	364,191

Electrical Equipment – 0.6%
Rockwell Automation, Inc.	2,111	347,323

Industrial Conglomerates – 1.8%
3M Co.	2,901	563,925
Honeywell International, Inc.	4,113	595,069

		1,158,994

Machinery – 1.7%
Allison Transmission Holdings, Inc.	8,268	322,369
Graco, Inc.	8,119	357,155
Illinois Tool Works, Inc.	2,822	400,780

		1,080,304

Professional Services – 1.2%
The Dun & Bradstreet Corp.	2,984	344,085
Verisk Analytics, Inc. (a)	3,948	420,265

		764,350

Road & Rail – 1.0%
Union Pacific Corp.	4,638	619,776

Trading Companies & Distributors – 0.6%
Fastenal Co. (b)	7,260	362,927

TOTAL INDUSTRIALS		6,464,144

INFORMATION TECHNOLOGY – 25.0%
Communications Equipment – 2.2%
Cisco Systems, Inc.	21,202	939,037
F5 Networks, Inc. (a)	2,761	450,291

		1,389,328

Internet Software & Services – 5.7%
Alphabet, Inc. Class A (a)	1,788	1,821,221
Facebook, Inc. Class A (a)	7,826	1,346,072
VeriSign, Inc. (a)(b)	3,506	411,675

		3,578,968

IT Services – 4.3%
Accenture PLC Class A	3,869	584,993
Mastercard, Inc. Class A	4,467	796,332
Paychex, Inc.	6,428	389,344

	Shares	Value
Visa, Inc. Class A	7,462	$946,778

		2,717,447

Semiconductors & Semiconductor Equipment – 2.7%
KLA-Tencor Corp.	3,786	385,188
NVIDIA Corp.	3,061	688,419
Texas Instruments, Inc.	5,849	593,264

		1,666,871

Software – 6.2%
Adobe Systems, Inc. (a)	3,105	688,068
Check Point Software Technologies Ltd. (a)(b)	3,985	384,592
Microsoft Corp.	22,996	2,150,586
Oracle Corp.	14,801	675,962

		3,899,208

Technology Hardware, Storage & Peripherals – 3.9%
Apple, Inc.	14,893	2,461,217

TOTAL INFORMATION TECHNOLOGY		15,713,039

MATERIALS – 3.2%
Chemicals – 2.9%
Air Products & Chemicals, Inc.	1,097	178,032
Celanese Corp. Class A	1,214	131,925
DowDuPont, Inc.	7,070	447,107
Ecolab, Inc.	1,345	194,716
International Flavors & Fragrances, Inc.	829	117,104
LyondellBasell Industries N.V. Class A	1,602	169,379
Monsanto Co.	1,880	235,696
Praxair, Inc.	1,290	196,751
The Sherwin-Williams Co.	435	159,932

		1,830,642

Construction Materials – 0.1%
Eagle Materials, Inc.	953	94,309

Containers & Packaging – 0.2%
Packaging Corp. of America	992	114,765

TOTAL MATERIALS		2,039,716

REAL ESTATE – 3.4%
Equity Real Estate Investment Trusts (REITs) – 3.4%
American Tower Corp.	1,639	223,494
AvalonBay Communities, Inc.	842	137,246
Digital Realty Trust, Inc.	1,276	134,861
Duke Realty Corp.	3,941	106,801
Equity Residential	2,269	140,020
Essex Property Trust, Inc.	526	126,077
Extra Space Storage, Inc. (b)	1,324	118,617
Federal Realty Investment Trust	881	102,064
Gaming and Leisure Properties, Inc.	2,756	94,448
GGP, Inc.	5,196	103,868

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
National Retail Properties, Inc.	2,521	$95,899
Prologis, Inc.	2,630	170,713
Public Storage	805	162,433
Realty Income Corp.	2,366	119,507
Simon Property Group, Inc.	1,301	203,398
UDR, Inc.	3,001	108,486

TOTAL REAL ESTATE		2,147,932

TELECOMMUNICATION SERVICES – 1.7%
Diversified Telecommunication Services – 1.7%
AT&T, Inc.	16,603	542,918
Verizon Communications, Inc.	11,120	548,772

TOTAL TELECOMMUNICATION SERVICES		1,091,690

UTILITIES – 3.0%
Electric Utilities – 1.5%
Eversource Energy	3,330	200,632
FirstEnergy Corp.	5,788	199,107
IDACORP, Inc.	1,914	178,002
NextEra Energy, Inc.	2,147	351,915

		929,656

Gas Utilities – 0.5%
National Fuel Gas Co.	2,991	153,588
UGI Corp.	3,756	181,753

		335,341

Multi-Utilities – 1.0%
CenterPoint Energy, Inc.	6,546	165,810
Consolidated Edison, Inc.	2,775	222,361
WEC Energy Group, Inc.	3,204	205,953

		594,124

TOTAL UTILITIES		1,859,121

	Shares	Value

TOTAL COMMON STOCKS (Cost $60,853,815)		$62,663,288

Money Market Funds – 4.0%
Fidelity Cash Central Fund, 1.74% (c)	42,603	42,612
Fidelity Securities Lending Cash Central Fund, 1.74% (c)(d)	2,479,523	2,479,770

TOTAL MONEY MARKET FUNDS (Cost $2,522,431)		2,522,382

TOTAL INVESTMENT PORTFOLIO – 103.8% (Cost $63,376,246)		65,185,670

NET OTHER ASSETS (LIABILITIES) – (3.8%)		(2,380,070)

NET ASSETS – 100.0%		$62,805,600

Legend

(a)	Non-income producing.

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$454
Fidelity Securities Lending Cash Central Fund	6,852

Total	$7,306

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more

Quarterly Report	4

third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® Value Factor ETF

April 30, 2018

T23-QTLY-0618

1.9880060.101

Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CONSUMER DISCRETIONARY – 12.4%
Automobiles – 1.9%
Ford Motor Co.	67,954	$763,803
General Motors Co.	18,277	671,497

		1,435,300

Diversified Consumer Services – 0.9%
H&R Block, Inc.	24,260	670,789

Hotels, Restaurants & Leisure – 0.7%
Royal Caribbean Cruises Ltd.	5,133	555,339

Household Durables – 0.8%
Toll Brothers, Inc.	13,481	568,359

Media – 4.5%
Comcast Corp. Class A	28,253	886,862
The Walt Disney Co.	9,963	999,588
Time Warner, Inc.	8,625	817,650
Viacom, Inc. Class B	19,728	594,996

		3,299,096

Multiline Retail – 2.0%
Macy’s, Inc. (a)	25,029	777,651
Target Corp.	9,821	713,005

		1,490,656

Specialty Retail – 0.7%
Bed Bath & Beyond, Inc.	27,655	482,856

Textiles, Apparel & Luxury Goods – 0.9%
Ralph Lauren Corp.	5,726	629,001

TOTAL CONSUMER DISCRETIONARY		9,131,396

CONSUMER STAPLES – 6.1%
Food & Staples Retailing – 2.0%
The Kroger Co.	14,087	354,852
Walgreens Boots Alliance, Inc.	7,084	470,732
Walmart, Inc.	7,561	668,846

		1,494,430

Food Products – 1.6%
Archer-Daniels-Midland Co.	9,810	445,178
Campbell Soup Co.	7,992	325,914
Tyson Foods, Inc. Class A	5,455	382,395

		1,153,487

Household Products – 1.7%
Kimberly-Clark Corp.	3,969	410,950
The Procter & Gamble Co.	11,426	826,557

		1,237,507

Tobacco – 0.8%
Altria Group, Inc.	10,499	589,099

TOTAL CONSUMER STAPLES		4,474,523

ENERGY – 6.3%
Oil, Gas & Consumable Fuels – 6.3%
Andeavor	2,396	331,415
Chevron Corp.	7,198	900,542
ConocoPhillips	7,016	459,548

	Shares	Value
Exxon Mobil Corp.	14,630	$1,137,482
Marathon Petroleum Corp.	4,492	336,496
Murphy Oil Corp.	7,196	216,671
PBF Energy, Inc. Class A	6,878	263,634
Peabody Energy Corp.	5,482	202,012
Phillips 66	3,340	371,775
Valero Energy Corp.	3,500	388,255

TOTAL ENERGY		4,607,830

FINANCIALS – 14.6%
Banks – 7.7%
Bank of America Corp.	41,605	1,244,822
CIT Group, Inc.	8,781	464,954
Citigroup, Inc.	13,172	899,252
JPMorgan Chase & Co.	13,778	1,498,771
Popular, Inc.	10,811	500,441
Wells Fargo & Co.	19,503	1,013,376

		5,621,616

Consumer Finance – 1.9%
Capital One Financial Corp.	5,578	505,479
Discover Financial Services	6,477	461,486
Synchrony Financial	13,165	436,683

		1,403,648

Diversified Financial Services – 2.0%
Berkshire Hathaway, Inc. Class B (b)	7,588	1,470,023

Insurance – 2.2%
Aflac, Inc.	12,035	548,435
MetLife, Inc.	12,088	576,235
Prudential Financial, Inc.	4,886	519,479

		1,644,149

Thrifts & Mortgage Finance – 0.8%
MGIC Investment Corp. (b)	29,834	298,937
Radian Group, Inc.	19,815	283,354

		582,291

TOTAL FINANCIALS		10,721,727

HEALTH CARE – 14.0%
Biotechnology – 4.0%
Amgen, Inc.	5,486	957,197
Biogen, Inc. (b)	2,429	664,574
Gilead Sciences, Inc.	11,305	816,560
United Therapeutics Corp. (b)	4,713	518,949

		2,957,280

Health Care Providers & Services – 4.7%
Anthem, Inc.	3,323	784,195
Cigna Corp.	3,766	647,074
CVS Health Corp.	7,343	512,762
Express Scripts Holding Co. (b)	9,655	730,883
Humana, Inc.	2,651	779,871

		3,454,785

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – 5.3%
Johnson & Johnson	12,240	$1,548,238
Merck & Co., Inc.	18,368	1,081,324
Pfizer, Inc.	34,229	1,253,124

		3,882,686

TOTAL HEALTH CARE		10,294,751

INDUSTRIALS – 10.3%
Airlines – 2.9%
Alaska Air Group, Inc.	8,418	546,581
Delta Air Lines, Inc.	11,051	577,083
JetBlue Airways Corp. (b)	25,598	491,226
Southwest Airlines Co.	10,145	535,960

		2,150,850

Commercial Services & Supplies – 0.7%
Deluxe Corp.	7,115	487,662

Electrical Equipment – 0.6%
Regal-Beloit Corp.	6,692	476,470

Machinery – 3.0%
Caterpillar, Inc.	4,898	707,075
Cummins, Inc.	3,180	508,355
PACCAR, Inc.	7,925	504,585
Snap-on, Inc.	3,223	468,141

		2,188,156

Road & Rail – 1.1%
Union Pacific Corp.	6,174	825,032

Trading Companies & Distributors – 2.0%
AerCap Holdings N.V. (b)	9,948	518,589
Air Lease Corp.	10,891	454,046
United Rentals, Inc. (b)	3,132	469,800

		1,442,435

TOTAL INDUSTRIALS		7,570,605

INFORMATION TECHNOLOGY – 25.0%
Communications Equipment – 1.5%
Cisco Systems, Inc.	24,933	1,104,282

Internet Software & Services – 5.7%
Alphabet, Inc. Class A (b)	2,100	2,139,018
eBay, Inc. (b)	12,478	472,667
Facebook, Inc. Class A (b)	9,196	1,581,712

		4,193,397

IT Services – 5.5%
Accenture PLC Class A	4,552	688,263
Alliance Data Systems Corp.	1,865	378,688
Cognizant Technology Solutions Corp. Class A	7,431	608,005
DXC Technology Co.	5,285	544,672
International Business Machines Corp.	5,223	757,126
Visa, Inc. Class A	8,797	1,116,163

		4,092,917

	Shares	Value
Semiconductors & Semiconductor Equipment – 2.5%
Intel Corp.	22,849	$1,179,465
Micron Technology, Inc. (b)	13,821	635,490

		1,814,955

Software – 5.2%
Microsoft Corp.	27,016	2,526,536
Oracle Corp.	17,404	794,841
VMware, Inc. Class A (a)(b)	3,728	496,793

		3,818,170

Technology Hardware, Storage & Peripherals – 4.6%
Apple, Inc.	17,495	2,891,224
Western Digital Corp.	5,940	468,012

		3,359,236

TOTAL INFORMATION TECHNOLOGY		18,382,957

MATERIALS – 3.1%
Chemicals – 1.3%
DowDuPont, Inc.	8,731	552,149
Huntsman Corp.	4,877	145,188
LyondellBasell Industries N.V. Class A	2,166	229,011

		926,348

Containers & Packaging – 0.2%
WestRock Co.	2,919	172,688

Metals & Mining – 1.4%
Alcoa Corp. (b)	3,257	166,758
Freeport-McMoRan, Inc.	11,332	172,360
Newmont Mining Corp.	5,127	201,440
Nucor Corp.	3,099	190,960
Steel Dynamics, Inc.	3,861	173,012
United States Steel Corp.	4,457	150,780

		1,055,310

Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	5,338	151,226

TOTAL MATERIALS		2,305,572

REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 2.9%
Brixmor Property Group, Inc.	8,476	126,208
EPR Properties	2,255	124,070
HCP, Inc.	6,495	151,723
Hospitality Properties Trust	4,810	119,673
Host Hotels & Resorts, Inc.	8,027	157,008
Kimco Realty Corp.	9,116	132,273
Medical Properties Trust, Inc.	10,650	136,107
Omega Healthcare Investors, Inc. (a)	5,192	134,888
Park Hotels & Resorts, Inc.	4,674	134,518
Prologis, Inc.	3,438	223,160
Simon Property Group, Inc.	1,672	261,400
Ventas, Inc.	3,255	167,372
VEREIT, Inc.	19,877	135,164
Welltower, Inc.	3,152	168,443

		2,172,007

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Real Estate Management & Development – 0.4%
CBRE Group, Inc. Class A (b)	3,517	$159,355
Realogy Holdings Corp. (a)	4,809	119,312

		278,667

TOTAL REAL ESTATE		2,450,674

TELECOMMUNICATION SERVICES – 1.7%
Diversified Telecommunication Services – 1.7%
AT&T, Inc.	19,467	636,571
Verizon Communications, Inc.	13,033	643,179

TOTAL TELECOMMUNICATION SERVICES		1,279,750

UTILITIES – 3.0%
Electric Utilities – 2.1%
Duke Energy Corp.	4,101	328,736
Edison International	3,514	230,237
Exelon Corp.	6,981	277,006
FirstEnergy Corp.	6,154	211,698
PG&E Corp.	5,213	240,319
The Southern Co.	6,488	299,227

		1,587,223

Multi-Utilities – 0.9%
Consolidated Edison, Inc.	2,913	233,419
Public Service Enterprise Group, Inc.	4,601	239,942
SCANA Corp.	4,477	164,619

		637,980

TOTAL UTILITIES		2,225,203

TOTAL COMMON STOCKS (Cost $72,340,428)		73,444,988

Money Market Funds – 1.8%
	Shares	Value
Fidelity Cash Central Fund, 1.74% (c)	106,384	$106,405
Fidelity Securities Lending Cash Central Fund, 1.74% (c)(d)	1,216,312	1,216,433

TOTAL MONEY MARKET FUNDS (Cost $1,322,877)		1,322,838

TOTAL INVESTMENT PORTFOLIO – 101.6% (Cost $73,663,305)		74,767,826

NET OTHER ASSETS (LIABILITIES) – (1.6%)		(1,169,267)

NET ASSETS – 100.0%		$73,598,559

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Non-income producing.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$491
Fidelity Securities Lending Cash Central Fund	3,000

Total	$3,491

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they

Quarterly Report	4

may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	6

Item 2.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2018